As filed with the SEC on May 28, 2009.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04419

TRANSAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 – March 31, 2009

Item 1. Schedule of Investments.

Transamerica American Century Large Company Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (0.1%)
Capital Markets (0.1%)
Legg Mason, Inc., 7.00% ▲	19,000	$346
Total Preferred Stock (cost $358)		346

COMMON STOCKS (94.4%)
Aerospace & Defense (1.2%)
Northrop Grumman Corp.	84,300	3,679
Beverages (2.7%)
Coca-Cola Co.	122,400	5,380
Pepsi Bottling Group, Inc.	124,500	2,756
Biotechnology (1.3%)
Amgen, Inc. ‡	81,700	4,046
Capital Markets (3.7%)
Ameriprise Financial, Inc.	52,100	1,068
Bank of New York Mellon Corp.	133,500	3,771
Goldman Sachs Group, Inc.	34,400	3,647
Legg Mason, Inc.	31,700	504
Morgan Stanley	97,500	2,220
Chemicals (1.9%)
E.I. duPont de Nemours & Co.	138,400	3,090
PPG Industries, Inc.	73,700	2,720
Commercial Banks (2.8%)
PNC Financial Services Group, Inc.	39,100	1,145
US Bancorp	144,800	2,116
Wells Fargo & Co.	355,100	5,056
Commercial Services & Supplies (2.1%)
Avery Dennison Corp.	43,000	961
Pitney Bowes, Inc.	59,900	1,399
RR Donnelley & Sons Co.	126,500	927
Tyco International, Ltd.	63,000	1,232
Waste Management, Inc.	68,400	1,751
Communications Equipment (0.7%)
Cisco Systems, Inc. ‡	123,800	2,076
Computers & Peripherals (2.2%)
Hewlett-Packard Co.	96,500	3,094
International Business Machines Corp.	34,200	3,313
Diversified Consumer Services (0.7%)
H&R Block, Inc.	116,000	2,110
Diversified Financial Services (5.1%)
Bank of America Corp. £	703,600	4,799
JPMorgan Chase & Co.	386,800	10,280
Diversified Telecommunication Services (6.9%)
AT&T, Inc. £	496,500	12,511
Embarq Corp.	32,000	1,211
Verizon Communications, Inc.	237,800	7,182
Electric Utilities (3.0%)
Exelon Corp.	109,400	4,966
PPL Corp.	143,900	4,131
Energy Equipment & Services (0.6%)
National Oilwell Varco, Inc. ‡	60,700	1,743
Food & Staples Retailing (3.3%)
Kroger Co.	117,700	2,498
Walgreen Co.	116,900	3,035
Wal-Mart Stores, Inc.	89,000	4,637
Food Products (0.9%)
Unilever NV	131,300	2,573
Health Care Equipment & Supplies (0.8%)
Medtronic, Inc.	85,800	2,529
Health Care Providers & Services (0.5%)
Quest Diagnostics, Inc.	31,600	1,500
Hotels, Restaurants & Leisure (0.6%)
Darden Restaurants, Inc.	25,100	860
Starbucks Corp. ‡	94,500	1,050
Household Durables (0.5%)
Newell Rubbermaid, Inc.	223,300	1,425
Independent Power Producers & Energy Traders (0.5%)
NRG Energy, Inc. ‡	87,700	1,544
Industrial Conglomerates (3.3%)
General Electric Co.	968,400	9,790
Insurance (3.1%)
Allstate Corp.	151,300	2,897
Loews Corp.	55,900	1,235
Torchmark Corp.	55,000	1,443
Travelers Cos., Inc.	92,600	3,764
IT Services (0.5%)
Fiserv, Inc. ‡	42,500	1,550
Machinery (2.5%)
Caterpillar, Inc.	71,600	2,002
Dover Corp.	80,700	2,129
Ingersoll-Rand Co., Ltd. -Class A	115,000	1,587
Parker Hannifin Corp.	51,800	1,760
Media (3.4%)
CBS Corp. -Class B	311,200	1,195
Comcast Corp. -Class A	143,400	1,956
Time Warner Cable, Inc. -Class A §	42,897	1,064
Time Warner, Inc.	170,900	3,299
Viacom, Inc. -Class B ‡	146,000	2,537
Metals & Mining (0.5%)
Nucor Corp.	38,600	1,473
Multiline Retail (0.8%)
Kohl’s Corp. ‡	55,000	2,328
Office Electronics (0.2%)
Xerox Corp.	156,600	713
Oil, Gas & Consumable Fuels (17.0%)
Apache Corp.	34,800	2,230
Chevron Corp.	200,900	13,509
ConocoPhillips	214,800	8,412
Devon Energy Corp.	29,600	1,323
Exxon Mobil Corp.	256,100	17,440
Occidental Petroleum Corp.	14,400	801
Royal Dutch Shell PLC -Class A ADR	167,100	7,403
Paper & Forest Products (0.7%)
International Paper Co.	61,400	432
Weyerhaeuser Co.	61,500	1,696
Pharmaceuticals (12.1%)
Abbott Laboratories £	57,100	2,724
Eli Lilly & Co.	114,300	3,819
Johnson & Johnson	175,800	9,247
Merck & Co., Inc.	174,500	4,668
Pfizer, Inc.	706,900	9,627
Wyeth	139,800	6,017
Real Estate Investment Trusts (0.5%)
Host Hotels & Resorts, Inc.	166,500	653
Simon Property Group, Inc.	28,000	970
Semiconductors & Semiconductor Equipment (0.9%)
Applied Materials, Inc.	105,400	1,133
Intel Corp.	99,400	1,496

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Software (1.7%)
Microsoft Corp.	161,200	$2,961
Oracle Corp. ‡	125,000	2,259
Specialty Retail (3.0%)
Best Buy Co., Inc.	59,300	2,251
Gap, Inc.	117,900	1,532
Home Depot, Inc.	130,600	3,076
Staples, Inc.	128,700	2,330
Textiles, Apparel & Luxury Goods (0.8%)
V.F. Corp.	39,700	2,267
Tobacco (1.4%)
Altria Group, Inc.	124,600	1,996
Lorillard, Inc.	34,100	2,105
Total Common Stocks (cost $444,055)		283,634

	Principal
REPURCHASE AGREEMENT (5.4%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $16,328 on 04/01/2009 •	$16,328	16,328
Total Repurchase Agreement (cost $16,328)		16,328

Total Investment Securities (cost $460,741) #		$300,308

FUTURES CONTRACTS:

Description	Contracts G	Expiration Date	Net Unrealized Appreciation
S&P 500 E-Mini Index	370	06/19/2009	$2,253

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2009.
‡	Non-income producing security.
§	Illiquid. These securities aggregated to $1,064, or 0.35% of the Fund’s net assets.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/24/2009, and with a market value plus accrued interest of $16,993.
#

Aggregate cost for federal income tax purposes is $460,741. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $340 and $160,773, respectively. Net unrealized depreciation for tax purposes is $160,433.

£	All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at 03/31/2009 is $5,075.
G	Contract amounts are not in thousands.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$283,980	$16,328	$—	$300,308	$—	$2,253	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

2

Transamerica Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bonds (44.9%)
Transamerica Convertible Securities VP Ж	33,488	$204
Transamerica Flexible Income €	830,400	5,780
Transamerica High Yield Bond €	4,459,057	27,646
Transamerica JPMorgan International Bond €	7,834,924	80,465
Transamerica MFS High Yield VP Ж	4,749,139	28,685
Transamerica PIMCO Total Return VP Ж	15,229,655	164,785
Transamerica Short-Term Bond €	8,706,170	82,534
Transamerica U.S. Government Securities VP Ж	570,875	7,244
Transamerica Van Kampen Emerging Markets Debt €	5,229,160	44,657
Capital Preservation (1.8%)
Transamerica Money Market VP Ж	17,993,091	17,993
Global/International Stocks (11.9%)
Transamerica AllianceBernstein International Value €	1,090,030	5,777
Transamerica Evergreen International Small Cap €	731,906	5,343
Transamerica Marsico International Growth €	1,075,889	6,488
Transamerica MFS International Equity €	5,309,607	30,477
Transamerica Neuberger Berman International €	1,275,360	6,708
Transamerica Oppenheimer Developing Markets €	1,651,945	10,027
Transamerica Schroders International Small Cap €	3,871,718	20,404
Transamerica Thornburg International Value €	4,363,835	30,198
Transamerica WMC Emerging Markets € ‡	197,030	1,509
Inflation-Protected Securities (9.8%)
Transamerica PIMCO Real Return TIPS €	9,546,207	96,608
Tactical and Specialty (12.5%)
Transamerica BlackRock Global Allocation €	2,043,219	16,530
Transamerica Clarion Global Real Estate Securities VP Ж	1,647,679	10,067
Transamerica Evergreen Health Care €	465,875	3,802
Transamerica Federated Market Opportunity VP Ж	919,808	12,675
Transamerica Loomis Sayles Bond €	10,385,239	77,369
Transamerica Science & Technology VP Ж	1,192,809	2,982
U.S. Stocks (19.1%)
Transamerica American Century Large Company Value VP Ж	3,459,402	19,615
Transamerica BlackRock Large Cap Value VP Ж	3,255,329	30,437
Transamerica Capital Guardian Value VP Ж	770,084	6,453
Transamerica Equity VP Ж	1,734,817	23,489
Transamerica Growth Opportunity VP Ж	354,034	2,574
Transamerica Jennison Growth VP Ж	3,371,527	16,723
Transamerica JPMorgan Mid Cap Value VP Ж	1,274,782	10,224
Transamerica Marsico Growth VP Ж	3,597,783	24,465
Transamerica Munder Net50 VP Ж	311,221	1,687
Transamerica Oppenheimer Small- & Mid-Cap Value €	1,204,591	6,806
Transamerica T. Rowe Price Equity Income VP Ж	190	1
Transamerica T. Rowe Price Growth Stock VP Ж	861,943	11,921
Transamerica Third Avenue Value € ‡	799,466	10,929
Transamerica UBS Large Cap Value €	2,954,074	18,345
Transamerica Van Kampen Mid-Cap Growth €	379,318	2,469
Transamerica Van Kampen Small Company Growth €	298,956	1,934
Total Investment Companies (cost $1,258,260) #		$985,029

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The Fund invests its assets in the Initial Class shares of the affiliated Transamerica Series Trust.
€	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,258,260. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,630 and $274,861, respectively. Net unrealized depreciation for tax purposes is $273,231.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$985,029	$—	$—	$985,029

The notes to the financial statements are an integral part of this report.

1

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Capital Preservation (1.0%)
Transamerica Money Market VP Ж	7,295,024	$7,295
Global/International Stocks (17.4%)
Transamerica AllianceBernstein International Value €	1,491,671	7,906
Transamerica Evergreen International Small Cap €	4,521,686	33,008
Transamerica Marsico International Growth €	3,888,047	23,445
Transamerica MFS International Equity €	424,055	2,434
Transamerica Neuberger Berman International €	3,852,038	20,262
Transamerica Oppenheimer Developing Markets €	5,214,114	31,650
Transamerica Schroders International Small Cap €	468,914	2,471
Transamerica Thornburg International Value €	348,568	2,412
Transamerica WMC Emerging Markets € ‡	200,000	1,532
Tactical and Specialty (13.9%)
Transamerica BlackRock Global Allocation €	3,723,242	30,121
Transamerica BlackRock Natural Resources €	1,100,691	7,661
Transamerica BNY Mellon Market Neutral Strategy €	1,008,324	9,014
Transamerica Clarion Global Real Estate Securities VP Ж	5,068,493	30,969
Transamerica Evergreen Health Care €	1,105,274	9,019
Transamerica Federated Market Opportunity VP Ж	96,390	1,328
Transamerica Science & Technology VP Ж	1,197,587	2,994
Transamerica UBS Dynamic Alpha €	1,726,444	8,252
U.S. Stocks (67.7%)
Transamerica American Century Large Company Value VP Ж	8,777,129	49,766
Transamerica BlackRock Large Cap Value VP Ж	9,536,567	89,168
Transamerica Capital Guardian Value VP Ж	1,358,565	11,385
Transamerica Equity VP Ж	4,309,902	58,356
Transamerica Growth Opportunity VP Ж	1,392,523	10,124
Transamerica Jennison Growth VP Ж	8,175,167	40,549
Transamerica JPMorgan Mid Cap Value VP Ж	3,525,523	28,275
Transamerica Marsico Growth VP Ж	8,802,931	59,860
Transamerica Munder Net50 VP Ж	1,765,843	9,571
Transamerica Oppenheimer Small- & Mid-Cap Value €	3,758,993	21,238
Transamerica T. Rowe Price Equity Income VP Ж	4,581	32
Transamerica T. Rowe Price Growth Stock VP Ж	1,849,030	25,572
Transamerica Third Avenue Value € ‡	2,095,574	28,646
Transamerica UBS Large Cap Value €	6,641,564	41,244
Transamerica Van Kampen Mid-Cap Growth €	857,976	5,585
Transamerica Van Kampen Small Company Growth €	982,869	6,359
Total Investment Companies (cost $1,267,459) #		$717,503

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The Fund invests its assets in the Initial Class shares of the affiliated Transamerica Series Trust.
€	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,267,459. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2 and $549,958, respectively. Net unrealized depreciation for tax purposes is $549,956.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$717,503	$—	$—	$717,503

The notes to the financial statements are an integral part of this report.

1

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bonds (23.8%)
Transamerica Convertible Securities VP Ж	6,395,600	$38,885
Transamerica Flexible Income €	2,936,822	20,440
Transamerica High Yield Bond €	10,172,107	63,067
Transamerica JPMorgan International Bond €	12,068,827	123,948
Transamerica MFS High Yield VP Ж	8,951,554	54,067
Transamerica PIMCO Total Return VP Ж	25,386,534	274,683
Transamerica Short-Term Bond €	11,292,975	107,057
Transamerica Van Kampen Emerging Markets Debt €	8,489,377	72,499
Capital Preservation (1.4%)
Transamerica Money Market VP Ж	45,028,453	45,028
Global/International Stocks (13.0%)
Transamerica AllianceBernstein International Value €	6,974,569	36,965
Transamerica Evergreen International Small Cap €	9,156,317	66,841
Transamerica Marsico International Growth €	9,539,506	57,523
Transamerica MFS International Equity €	6,108,715	35,064
Transamerica Neuberger Berman International €	12,341,641	64,917
Transamerica Oppenheimer Developing Markets €	11,525,162	69,958
Transamerica Schroders International Small Cap €	5,242,068	27,626
Transamerica Thornburg International Value €	5,843,540	40,437
Transamerica WMC Emerging Markets € ‡	1,700,000	13,022
Inflation-Protected Securities (4.0%)
Transamerica PIMCO Real Return TIPS €	12,408,061	125,570
Tactical and Specialty (11.7%)
Transamerica BlackRock Global Allocation €	13,391,693	108,339
Transamerica Clarion Global Real Estate Securities VP Ж	13,020,404	79,555
Transamerica Evergreen Health Care €	1,679,460	13,704
Transamerica Federated Market Opportunity VP Ж	2,127,979	29,324
Transamerica Loomis Sayles Bond €	15,909,507	118,525
Transamerica Science & Technology VP Ж	7,759,876	19,400
U.S. Stocks (46.1%)
Transamerica American Century Large Company Value VP Ж	25,951,683	147,146
Transamerica BlackRock Large Cap Value VP Ж	25,758,218	240,838
Transamerica Capital Guardian Value VP Ж	5,385,895	45,134
Transamerica Equity VP Ж	12,728,139	172,339
Transamerica Growth Opportunity VP Ж	4,782,827	34,771
Transamerica Jennison Growth VP Ж	24,685,295	122,439
Transamerica JPMorgan Mid Cap Value VP Ж	10,509,878	84,289
Transamerica Marsico Growth VP Ж	26,969,080	183,390
Transamerica Munder Net50 VP Ж	4,398,620	23,841
Transamerica Oppenheimer Small- & Mid-Cap Value €	10,749,198	60,733
Transamerica T. Rowe Price Equity Income VP Ж	59,778	420
Transamerica T. Rowe Price Growth Stock VP Ж	5,841,659	80,790
Transamerica Third Avenue Value € ‡	6,153,831	84,123
Transamerica UBS Large Cap Value €	21,954,995	136,341
Transamerica Van Kampen Mid-Cap Growth €	4,206,494	27,384
Transamerica Van Kampen Small Company Growth €	2,535,247	16,403
Total Investment Companies (cost $4,930,549) #		$3,166,825

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The Fund invests its assets in the Initial Class shares of the affiliated Transamerica Series Trust.
€	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $4,930,549. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8 and $1,763,732, respectively. Net unrealized depreciation for tax purposes is $1,763,724.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$3,166,825	$—	$—	$3,166,825

The notes to the financial statements are an integral part of this report.

1

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bonds (39.3%)
Transamerica Convertible Securities VP Ж	4,635,667	$28,185
Transamerica Flexible Income €	3,153,137	21,946
Transamerica High Yield Bond €	7,543,240	46,768
Transamerica JPMorgan International Bond €	13,747,889	141,191
Transamerica MFS High Yield VP Ж	8,156,451	49,265
Transamerica PIMCO Total Return VP Ж	28,619,611	309,665
Transamerica Short-Term Bond €	13,535,885	128,320
Transamerica Van Kampen Emerging Markets Debt €	9,347,219	79,825
Capital Preservation (0.8%)
Transamerica Money Market VP Ж	17,303,492	17,303
Global/International Stocks (10.7%)
Transamerica AllianceBernstein International Value €	3,156,642	16,730
Transamerica Evergreen International Small Cap €	3,092,477	22,575
Transamerica Marsico International Growth €	3,939,242	23,754
Transamerica MFS International Equity €	5,636,832	32,356
Transamerica Neuberger Berman International €	3,704,277	19,484
Transamerica Oppenheimer Developing Markets €	5,224,748	31,714
Transamerica Schroders International Small Cap €	5,062,557	26,680
Transamerica Thornburg International Value €	4,674,872	32,350
Transamerica WMC Emerging Markets € ‡	1,853,311	14,196
Inflation-Protected Securities (7.8%)
Transamerica PIMCO Real Return TIPS €	15,834,982	160,250
Tactical and Specialty (12.7%)
Transamerica BlackRock Global Allocation €	3,292,521	26,636
Transamerica Clarion Global Real Estate Securities VP Ж	5,942,043	36,306
Transamerica Evergreen Health Care €	750,500	6,124
Transamerica Federated Market Opportunity VP Ж	3,798,192	52,339
Transamerica Loomis Sayles Bond €	17,387,477	129,537
Transamerica Science & Technology VP Ж	3,918,235	9,796
U.S. Stocks (28.7%)
Transamerica American Century Large Company Value VP Ж	11,155,491	63,252
Transamerica BlackRock Large Cap Value VP Ж	10,992,376	102,778
Transamerica Capital Guardian Value VP Ж	2,229,143	18,680
Transamerica Equity VP Ж	5,262,699	71,257
Transamerica Growth Opportunity VP Ж	2,119,629	15,410
Transamerica Jennison Growth VP Ж	8,884,040	44,065
Transamerica JPMorgan Mid Cap Value VP Ж	2,333,216	18,712
Transamerica Marsico Growth VP Ж	11,177,448	76,007
Transamerica Munder Net50 VP Ж	1,617,440	8,767
Transamerica Oppenheimer Small- & Mid-Cap Value €	4,097,061	23,148
Transamerica T. Rowe Price Equity Income VP Ж	67,881	477
Transamerica T. Rowe Price Growth Stock VP Ж	2,489,228	34,426
Transamerica Third Avenue Value € ‡	2,943,312	40,235
Transamerica UBS Large Cap Value €	9,454,435	58,712
Transamerica Van Kampen Mid-Cap Growth €	1,644,755	10,707
Transamerica Van Kampen Small Company Growth €	487,921	3,157
Total Investment Companies (cost $2,811,298) #		$2,053,085

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The Fund invests its assets in the Initial Class shares of the affiliated Transamerica Series Trust.
€	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $2,811,298. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3 and $758,216, respectively. Net unrealized depreciation for tax purposes is $758,213.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$2,053,085	$—	$—	$2,053,085

The notes to the financial statements are an integral part of this report.

1

Transamerica Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (3.4%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$300	$341
4.50%, due 05/15/2038	162	189
U.S. Treasury Inflation Indexed Bond
1.75%, due 01/15/2028	242	232
2.50%, due 01/15/2029	280	303
U.S. Treasury Note
1.88%, due 02/28/2014	650	657
2.75%, due 02/15/2019	337	339
Total U.S. Government Obligations (cost $1,990)		2,061

U.S. GOVERNMENT AGENCY OBLIGATIONS (19.0%)
Fannie Mae
4.50%, due 07/25/2021	351	357
5.00%, due 04/25/2034- 09/01/2037	1,912	1,982
5.50%, due 10/01/2036- 11/01/2038	2,393	2,485
5.76%, due 12/01/2036 *	768	797
Freddie Mac
4.25%, due 10/15/2026	354	357
4.79%, due 03/01/2035 *	284	289
5.00%, due 02/01/2024- 01/01/2039	3,608	3,735
6.00%, due 12/01/2037	891	941
Ginnie Mae
4.50%, due 02/20/2037 *	488	489
Total U.S. Government Agency Obligations (cost $11,174)		11,432

MORTGAGE-BACKED SECURITIES (1.6%)
American Tower Trust
Series 2007-1A, Class AFX
5.42%, due 04/15/2037-144A	285	247
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, due 11/15/2036-144A	383	352
Small Business Administration CMBS Trust
Series 2006-1A, Class A
5.31%, due 11/15/2036-144A	380	348
Total Mortgage-Backed Securities (cost $1,015)		947

CORPORATE DEBT SECURITIES (16.6%)
Airlines (0.2%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	120	109
Auto Components (0.5%)
Johnson Controls, Inc.
5.25%, due 01/15/2011	292	283
Automobiles (0.4%)
Daimler Finance North America LLC
7.20%, due 09/01/2009	240	241
Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
8.20%, due 01/15/2039 -144A	175	172
Sabmiller PLC
6.20%, due 07/01/2011 -144A	240	242
Building Products (0.4%)
Martin Marietta Materials, Inc.
1.32%, due 04/30/2010 *	270	253
Capital Markets (1.0%)
Bear Stearns Cos., Inc.
7.25%, due 02/01/2018	241	249
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	240	197
Xstrata Finance Dubai, Ltd.
1.58%, due 11/13/2009 -144A *	147	145
Commercial Banks (0.9%)
Barclays Bank PLC
7.70%, due 04/25/2018 -144A ¡ Ž	200	88
PNC Bank NA
6.88%, due 04/01/2018	230	224
Wells Fargo Bank NA
5.75%, due 05/16/2016	250	213
Construction Materials (0.4%)
Lafarge SA
6.15%, due 07/15/2011	280	246
Consumer Finance (0.5%)
American Express Credit Corp.
1.92%, due 05/27/2010 *	135	127
Discover Financial Services
1.86%, due 06/11/2010 *	215	186
Containers & Packaging (0.2%)
Rexam PLC
6.75%, due 06/01/2013 -144A	165	143
Diversified Financial Services (1.6%)
American Honda Finance Corp.
5.13%, due 12/15/2010 -144A	250	245
BAE Systems Holdings, Inc.
6.40%, due 12/15/2011 -144A	210	223
Bank of America Corp.
5.75%, due 12/01/2017	300	251
General Electric Capital Corp.
6.88%, due 01/10/2039	175	143
Glencore Funding LLC
6.00%, due 04/15/2014 -144A	147	66
Pemex Finance, Ltd.
9.03%, due 02/15/2011	120	123
Energy Equipment & Services (0.9%)
DCP Midstream LLC
9.75%, due 03/15/2019 -144A	135	134
Halliburton Co.
6.15%, due 09/15/2019	285	290
Weatherford International, Ltd.
7.00%, due 03/15/2038	175	127
Food & Staples Retailing (0.2%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	125	123
Food Products (0.6%)
Cargill, Inc.
5.00%, due 11/15/2013 -144A	290	279
Michael Foods, Inc.
8.00%, due 11/15/2013	100	89
Hotels, Restaurants & Leisure (0.2%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	176	128
Insurance (0.1%)
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ¡ Ž	140	52
IT Services (0.4%)
Aramark Corp.
8.50%, due 02/01/2015	110	101
Western Union Co.
5.40%, due 11/17/2011	110	112

The notes to the financial statements are an integral part of this report.

1

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Machinery (0.3%)
PACCAR, Inc.
6.88%, due 02/15/2014	$200	$208
Media (0.5%)
News America Holdings, Inc.
7.75%, due 12/01/2045	100	82
Time Warner Cable, Inc.
6.75%, due 07/01/2018	235	221
Metals & Mining (1.3%)
Arcelormittal
5.38%, due 06/01/2013	305	237
BHP Billiton Finance USA, Ltd.
6.50%, due 04/01/2019	235	238
Rio Tinto Finance USA, Ltd.
5.88%, due 07/15/2013	285	256
Multi-Utilities (0.4%)
Sempra Energy
9.80%, due 02/15/2019	225	249
Office Electronics (0.4%)
Xerox Corp.
7.13%, due 06/15/2010	260	266
Oil, Gas & Consumable Fuels (1.8%)
Energy Transfer Partners, LP
9.70%, due 03/15/2019	175	186
Enterprise Products Operating LLC
7.50%, due 02/01/2011	260	264
Hess Corp.
8.13%, due 02/15/2019	260	268
PetroHawk Energy Corp.
9.13%, due 07/15/2013	100	96
Teppco Partners, LP
7.00%, due 06/01/2067 ¡	115	66
Valero Logistics Operations, LP
6.88%, due 07/15/2012	200	193
Pharmaceuticals (0.4%)
Allergan, Inc.
5.75%, due 04/01/2016	235	230
Real Estate Investment Trusts (1.0%)
PPF Funding, Inc.
5.35%, due 04/15/2012 -144A	355	251
Weingarten Realty Investors
5.26%, due 05/15/2012	130	110
Westfield Capital Corp.
4.38%, due 11/15/2010 -144A	260	241
Real Estate Management & Development (0.3%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	213	185
Specialty Retail (0.4%)
Staples, Inc.
9.75%, due 01/15/2014	253	265
Wireless Telecommunication Services (0.5%)
Vodafone Group PLC
7.75%, due 02/15/2010	270	280
Total Corporate Debt Securities (cost $10,837)		9,996

	Shares
COMMON STOCKS (58.7%)
Aerospace & Defense (0.9%)
Boeing Co.	15,000	534
Air Freight & Logistics (1.8%)
CH Robinson Worldwide, Inc.	18,000	821
Expeditors International of Washington, Inc.	8,800	249
Auto Components (2.6%)
BorgWarner, Inc.	47,000	954
Johnson Controls, Inc.	50,000	600
Biotechnology (2.3%)
Gilead Sciences, Inc. ‡	30,000	1,390
Capital Markets (4.0%)
Charles Schwab Corp.	100,000	1,549
T. Rowe Price Group, Inc.	28,000	808
Chemicals (2.2%)
Sigma-Aldrich Corp.	35,000	1,322
Communications Equipment (1.9%)
Qualcomm, Inc.	30,000	1,167
Computers & Peripherals (2.3%)
Apple, Inc. ‡	13,200	1,388
Construction & Engineering (1.0%)
Jacobs Engineering Group, Inc. ‡	16,000	619
Diversified Financial Services (1.4%)
JPMorgan Chase & Co.	32,000	851
Diversified Telecommunication Services (2.3%)
Verizon Communications, Inc.	45,000	1,359
Electronic Equipment & Instruments (0.7%)
Tyco Electronics, Ltd.	40,800	450
Food & Staples Retailing (1.6%)
Wal-Mart Stores, Inc.	18,000	938
Health Care Equipment & Supplies (3.0%)
Becton Dickinson & Co.	15,000	1,008
Covidien, Ltd.	15,000	499
Varian Medical Systems, Inc. ‡	8,500	259
Industrial Conglomerates (1.4%)
General Electric Co.	82,000	829
Internet & Catalog Retail (3.0%)
Amazon.com, Inc. ‡	25,000	1,836
Internet Software & Services (2.9%)
Google, Inc. -Class A ‡	5,000	1,740
IT Services (2.3%)
Automatic Data Processing, Inc.	40,000	1,406
Machinery (5.1%)
Caterpillar, Inc.	20,000	559
Kennametal, Inc.	80,000	1,297
PACCAR, Inc.	48,000	1,236
Paper & Forest Products (2.1%)
Weyerhaeuser Co.	45,000	1,241
Real Estate Investment Trusts (0.4%)
Plum Creek Timber Co., Inc.	9,000	262
Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	20,000	1,203
Semiconductors & Semiconductor Equipment (2.2%)
Intel Corp.	88,000	1,324
Software (7.9%)
Adobe Systems, Inc. ‡	79,000	1,689
Intuit, Inc. ‡	33,000	891
Oracle Corp. ‡	80,000	1,446
Salesforce.com, Inc. ‡	20,000	655
Trading Companies & Distributors (1.4%)
WW Grainger, Inc.	12,000	842
Total Common Stocks (cost $43,832)		35,221

The notes to the financial statements are an integral part of this report.

2

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT (0.4%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $231 on 04/01/2009 •	$231	$231
Total Repurchase Agreement (cost $231)		231

Total Investment Securities (cost $69,079) #		$59,888

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 03/31/2009.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $236.
#

Aggregate cost for federal income tax purposes is $69,079. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,619 and $10,810, respectively. Net unrealized depreciation for tax purposes is $9,191.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $3,228, or 5.37%, of the Fund’s net assets.

CMBS	Commercial Mortgage-Backed Securities
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$35,221	$24,667	$—	$59,888

The notes to the financial statements are an integral part of this report.

3

Transamerica BlackRock Large Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (100.1%)
Aerospace & Defense (4.2%)
General Dynamics Corp.	186,000	$7,736
L-3 Communications Corp.	48,000	3,254
Northrop Grumman Corp.	195,000	8,510
Raytheon Co.	151,000	5,880
Beverages (0.2%)
PepsiAmericas, Inc.	61,000	1,052
Biotechnology (2.5%)
Amgen, Inc. ‡	303,000	15,005
Chemicals (0.7%)
Dow Chemical Co.	509,000	4,291
Commercial Banks (0.8%)
BB&T Corp.	242,000	4,094
Whitney Holding Corp.	66,000	756
Computers & Peripherals (2.2%)
EMC Corp. -Series MA ‡	645,000	7,353
Hewlett-Packard Co.	168,000	5,386
QLogic Corp. ‡	68,000	756
Consumer Finance (1.0%)
Capital One Financial Corp.	502,000	6,144
Diversified Financial Services (0.8%)
JPMorgan Chase & Co.	164,000	4,359
Student Loan Corp	6,000	261
Diversified Telecommunication Services (5.9%)
AT&T, Inc.	532,000	13,406
Frontier Communications Corp.	219,000	1,572
Verizon Communications, Inc.	686,000	20,718
Electric Utilities (0.9%)
Edison International	180,000	5,186
Electrical Equipment (0.1%)
Hubbell, Inc. -Class B	29,000	782
Electronic Equipment & Instruments (0.9%)
Agilent Technologies, Inc. ‡	232,000	3,566
Arrow Electronics, Inc. ‡	111,000	2,116
Energy Equipment & Services (1.6%)
Ensco International, Inc.	211,000	5,570
Tidewater, Inc.	107,000	3,973
Food & Staples Retailing (2.4%)
Kroger Co.	314,000	6,663
Safeway, Inc.	375,000	7,571
Food Products (3.9%)
Archer-Daniels-Midland Co.	327,000	9,085
Bunge, Ltd.	36,000	2,039
General Mills, Inc.	165,000	8,231
HJ Heinz Co.	152,000	5,025
Health Care Equipment & Supplies (0.0%)
Cooper Cos., Inc.	11,000	291
Health Care Providers & Services (8.0%)
Aetna, Inc.	231,000	5,620
AmerisourceBergen Corp. -Class A	181,000	5,911
McKesson Corp.	184,000	6,447
Medco Health Solutions, Inc. ‡	134,000	5,540
Quest Diagnostics, Inc.	26,000	1,234
UnitedHealth Group, Inc.	426,000	8,917
Universal Health Services, Inc. -Class B	151,000	5,789
WellPoint, Inc. ‡	233,000	8,848
Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	120,000	6,548
Household Durables (2.3%)
Lennar Corp. -Class A	162,000	1,217
Pulte Homes, Inc.	590,000	6,448
Toll Brothers, Inc. ‡	343,000	6,229
Household Products (0.6%)
Procter & Gamble Co.	72,000	3,390
Independent Power Producers & Energy Traders (0.8%)
NRG Energy, Inc. ‡	302,000	5,315
Industrial Conglomerates (1.0%)
General Electric Co.	602,000	6,086
Insurance (7.7%)
Chubb Corp.	216,000	9,141
Everest RE Group, Ltd.	79,000	5,593
HCC Insurance Holdings, Inc.	260,000	6,549
Lincoln National Corp.	646,000	4,322
PartnerRe, Ltd.	36,000	2,235
Torchmark Corp.	135,000	3,541
Travelers Cos., Inc.	264,000	10,729
Unum Group	111,000	1,388
W.R. Berkley Corp.	129,000	2,909
Leisure Equipment & Products (0.6%)
Hasbro, Inc.	140,000	3,510
Machinery (0.1%)
Timken Co.	54,000	754
Media (0.9%)
Interpublic Group of Cos., Inc. ‡	609,000	2,509
Omnicom Group, Inc.	130,000	3,042
Metals & Mining (2.2%)
Cigna Corp.	377,000	6,631
Reliance Steel & Aluminum Co.	44,000	1,159
U.S. Steel Corp.	258,000	5,451
Multiline Retail (0.2%)
Dollar Tree, Inc. ‡	31,000	1,381
Office Electronics (0.3%)
Xerox Corp.	355,000	1,615
Oil, Gas & Consumable Fuels (23.0%)
Anadarko Petroleum Corp.	231,000	8,984
Chevron Corp.	437,000	29,383
ConocoPhillips	422,000	16,526
Exxon Mobil Corp.	771,000	52,504
Marathon Oil Corp.	347,000	9,123
Occidental Petroleum Corp.	100,000	5,565
Overseas Shipholding Group, Inc.	205,000	4,647
Sunoco, Inc.	182,000	4,819
Valero Energy Corp.	425,000	7,608
Pharmaceuticals (12.8%)
Bristol-Myers Squibb Co.	331,000	7,256
Eli Lilly & Co.	338,000	11,293
Johnson & Johnson	466,000	24,511
Merck & Co., Inc.	487,000	13,027
Pfizer, Inc.	1,558,000	21,219
Road & Rail (1.3%)
Norfolk Southern Corp.	224,000	7,560
Semiconductors & Semiconductor Equipment (0.9%)
Novellus Systems, Inc. ‡	330,000	5,488
Software (4.7%)
BMC Software, Inc. ‡	184,000	6,072
CA, Inc.	154,000	2,712

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Software (continued)
Compuware Corp. ‡	863,000	$5,687
McAfee, Inc. ‡	159,000	5,327
Symantec Corp. ‡	556,000	8,306
Specialty Retail (2.3%)
Gap, Inc.	520,000	6,755
Limited Brands, Inc.	327,000	2,845
RadioShack Corp.	508,000	4,354
Wireless Telecommunication Services (1.2%)
Sprint Nextel Corp. ‡	2,043,000	7,294
Total Common Stocks (cost $751,759)		605,494

INVESTMENT COMPANY (0.0%)
Capital Markets (0.0%)
Merrill Lynch Money Market Mutual Fund, 0.89% ▲ à	30,579	31
Total Investment Company (cost $31)		31

Total Investment Securities (cost $751,790) #		$605,525

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2009.
à	The investment issuer is affiliated with the sub-adviser of the Fund.
#

Aggregate cost for federal income tax purposes is $751,790. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,988 and $158,253, respectively. Net unrealized depreciation for tax purposes is $146,265.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$605,494	$31	$—	$605,525

The notes to the financial statements are an integral part of this report.

2

Transamerica Capital Guardian Global VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK (0.1%)
United States (0.1%)
Freeport-McMoRan Copper & Gold, Inc., 6.75% ▲	1,600	$103
Total Convertible Preferred Stock (cost $59)		103

COMMON STOCKS (96.0%)
Australia (2.6%)
Amcor, Ltd.	27,175	84
Newcrest Mining, Ltd.	34,869	802
QBE Insurance Group, Ltd.	42,453	570
Telstra Corp., Ltd.	108,093	241
Woodside Petroleum, Ltd.	5,600	149
Woolworths, Ltd.	23,538	409
Austria (0.2%)
Telekom Austria AG	10,600	160
Belgium (0.0%)
Fortis ‡	7,400	♦
Bermuda (0.8%)
Li & Fung, Ltd.	92,000	216
RenaissanceRe Holdings, Ltd.	3,800	188
SeaDrill, Ltd.	28,200	272
Brazil (0.4%)
Cia Vale do Rio Doce -Class B ADR	13,900	157
Petroleo Brasileiro SA -Class A ADR	6,600	161
Canada (7.0%)
Barrick Gold Corp.	56,300	1,826
BCE, Inc.	7,600	151
Cameco Corp.	23,900	409
Canadian Natural Resources, Ltd.	11,600	450
EnCana Corp.	4,000	164
Inmet Mining Corp.	5,000	124
Ivanhoe Mines, Ltd. ‡	63,500	392
Potash Corp. of Saskatchewan, Inc.	14,200	1,148
Power Corp. of Canada	8,200	128
Rogers Communications, Inc. -Class B	6,900	159
Shoppers Drug Mart Corp.	4,900	168
Suncor Energy, Inc.	41,700	931
Denmark (0.3%)
Genmab AS ‡	6,400	242
Egypt (0.1%)
Orascom Construction Industries GDR	1,000	47
France (6.8%)
Accor SA	9,100	317
Air Liquide SA	2,900	236
BNP Paribas	10,430	430
Bouygues SA	24,561	878
EDF SA	4,500	176
Groupe Danone	3,700	180
Lafarge SA	4,800	217
L’Oreal SA	13,700	943
Michelin -Class B	3,800	141
Pernod-Ricard SA	10,359	577
Peugeot SA	12,000	227
Renault SA	3,853	79
Rhodia SA	11,700	43
Schneider Electric SA	2,500	166
Societe Generale	3,450	135
Total SA	10,800	534
Veolia Environnement	21,038	439
Vivendi	7,500	198
Germany (3.1%)
Allianz SE	6,600	552
Bayer AG	3,200	153
Bayerische Motoren Werke AG	26,800	773
Deutsche Bank AG	4,200	168
Deutsche Boerse AG	3,840	230
Muenchener Rueckversicherungs AG	1,090	133
SAP AG	11,600	405
SAP AG ADR	3,500	124
Siemens AG	2,200	126
Greece (0.0%)
Coca-Cola Hellenic Bottling Co. SA	2,600	37
Hong Kong (0.4%)
Link REIT	179,000	355
Ireland (0.8%)
CRH PLC	26,700	581
Ryanair Holdings PLC ADR ‡	6,200	143
Israel (0.6%)
Israel Chemicals, Ltd.	26,076	212
Teva Pharmaceutical Industries, Ltd. ADR	6,914	311
Japan (10.1%)
Bank of Yokohama, Ltd.	72,000	309
Canon, Inc.	7,200	210
Chiyoda Corp.	46,000	249
Fanuc, Ltd.	9,300	636
Japan Tobacco, Inc.	46	123
JGC Corp.	27,000	312
Keyence Corp.	3,740	708
Mitsubishi Estate Co., Ltd.	14,000	159
Murata Manufacturing Co., Ltd.	3,900	151
Nintendo Co., Ltd.	4,800	1,404
Nippon Sheet Glass Co., Ltd.	50,000	125
Nissan Motor Co., Ltd.	38,300	138
NTT DoCoMo, Inc.	383	522
Oracle Corp.	4,700	179
SMC Corp.	5,600	546
Softbank Corp.	74,700	962
Sumitomo Metal Industries, Ltd.	62,000	126
Sumitomo Mitsui Financial Group, Inc.	8,800	310
Suzuki Motor Corp.	27,100	456
TDK Corp.	4,100	155
Tokio Marine Holdings, Inc.	11,300	278
Trend Micro, Inc.	23,000	657
Yamada Denki Co., Ltd.	4,420	174
Jersey, C.I. (0.3%)
Shire PLC ADR	800	29
Shire PLC	15,700	192
Korea, Republic of (0.2%)
Samsung Electronics Co., Ltd.	377	156
Mexico (1.2%)
America Movil SAB de CV ADR	14,415	390
Telefonos de Mexico SAB de CV -Class L ADR	27,800	418
Telmex Internacional SAB de CV ADR	15,000	138

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Mexico (continued)
Wal-Mart de Mexico SAB de CV Series V	58,000	$135
Netherlands (2.6%)
Koninklijke Ahold NV	81,700	894
Koninklijke KPN NV	49,700	664
Unilever NV	33,700	664
Netherlands Antilles (0.7%)
Schlumberger, Ltd.	15,600	634
Norway (0.2%)
Telenor ASA	27,300	156
Papua New Guinea (0.3%)
Oil Search, Ltd.	64,000	235
Russian Federation (0.1%)
Severstal Reg S	17,200	56
Singapore (0.3%)
DBS Group Holdings, Ltd.	42,000	234
South Africa (0.4%)
Harmony Gold Mining Co., Ltd. ADR ‡	33,400	365
Spain (0.5%)
Banco Bilbao Vizcaya Argentaria SA	26,800	218
Inditex SA	5,700	222
Sweden (0.8%)
Telefonaktiebolaget LM Ericsson -Class B	91,400	739
Switzerland (6.4%)
ABB, Ltd. ‡	11,100	155
Givaudan SA ‡	368	190
Holcim, Ltd.	16,697	595
Julius Baer Holding AG	3,899	96
Nestle SA	26,718	903
Novartis AG	5,669	214
Roche Holding AG	20,514	2,816
Swisscom AG	987	277
Transocean, Ltd. ‡	2,658	156
UBS AG	14,700	138
Taiwan (0.8%)
Hon Hai Precision Industry Co., Ltd. Reg S	34,500	154
HTC Corp. GDR	2,223	109
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,613	435
United Kingdom (7.5%)
ARM Holdings PLC	192,100	282
BG Group PLC	19,300	291
BHP Billiton, Ltd.	6,147	121
BP PLC	109,269	733
HSBC Holdings PLC	28,100	156
Imperial Tobacco Group PLC	17,100	384
Rio Tinto, Ltd.	7,000	235
Royal Bank of Scotland PLC ‡	29,045	10
Royal Dutch Shell PLC -Class A	62,468	1,393
Sabmiller PLC	53,300	793
Scottish & Southern Energy PLC	20,500	326
Smith & Nephew PLC	17,200	107
Smiths Group PLC	32,800	315
Standard Chartered PLC	14,000	175
Tesco PLC	178,000	850
United Utilities Group PLC	23,000	159
Vodafone Group PLC	128,782	225
United States (40.5%)
Abbott Laboratories	23,300	1,111
Agilent Technologies, Inc. ‡	11,000	169
Air Products & Chemicals, Inc.	3,900	219
Allegheny Technologies, Inc.	15,200	334
Allergan, Inc.	32,200	1,538
Altria Group, Inc.	35,200	564
American Tower Corp. -Class A ‡	23,800	724
Apollo Group, Inc. -Class A ‡	4,900	384
Apple, Inc. ‡	5,050	532
AT&T, Inc.	46,800	1,180
Autoliv, Inc.	21,800	405
Baker Hughes, Inc.	7,600	217
Baxter International, Inc.	31,100	1,593
Berkshire Hathaway, Inc. -Class A ‡	6	520
Biogen IDEC, Inc. ‡	13,500	708
BorgWarner, Inc.	30,800	625
Broadcom Corp. -Class A ‡	9,000	180
Brocade Communications Systems, Inc. ‡	159,500	550
Cardinal Health, Inc.	5,900	186
Celgene Corp. ‡	15,300	679
Cerner Corp. ‡	8,600	378
Cisco Systems, Inc. ‡	50,400	846
Cliffs Natural Resources, Inc.	10,200	185
Coca-Cola Co.	4,200	185
Comcast Corp. -Class A	13,650	186
Costco Wholesale Corp.	6,000	278
Danaher Corp.	6,100	331
DaVita, Inc. ‡	8,600	378
Edison International	5,600	161
Energizer Holdings, Inc. ‡	4,300	214
Exxon Mobil Corp.	6,700	456
FedEx Corp.	3,900	174
First Solar, Inc. ‡	1,500	199
Fluor Corp.	21,400	739
General Electric Co.	22,300	225
Goldman Sachs Group, Inc.	15,240	1,616
Google, Inc. -Class A ‡	4,400	1,532
Hanesbrands, Inc. ‡	8,612	82
Hewlett-Packard Co.	6,500	208
Home Depot, Inc.	8,100	191
Hudson City Bancorp, Inc.	40,900	478
Illinois Tool Works, Inc.	9,700	299
International Business Machines Corp.	1,800	174
Iron Mountain, Inc. ‡	10,000	222
Johnson Controls, Inc.	24,500	294
JPMorgan Chase & Co.	30,988	824
Kraft Foods, Inc. -Class A	13,700	305
Las Vegas Sands Corp. ‡	16,100	48
Lorillard, Inc.	1,800	111
Lowe’s Cos., Inc.	5,900	108
Medtronic, Inc.	12,700	374
Micron Technology, Inc. ‡	47,900	194
Monsanto Co.	9,700	806
MSCI, Inc. -Class A ‡	21,400	362
News Corp. -Class A	51,513	341
Nucor Corp.	3,800	145
Omnicom Group, Inc.	5,600	131

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
United States (continued)
Paychex, Inc.	11,100	$285
PepsiCo, Inc.	17,300	890
Philip Morris International, Inc.	10,100	359
Progressive Corp. ‡	55,300	743
Qualcomm, Inc.	15,500	603
SanDisk Corp. ‡	16,600	210
Sara Lee Corp.	37,800	306
Southern Co.	5,400	166
Sunpower Corp. -Class A ‡	3,100	74
Target Corp.	38,600	1,327
Time Warner Cable, Inc. -Class A	11,337	281
Time Warner Telecom, Inc. -Class A ‡	16,600	145
Time Warner, Inc.	25,783	498
United Parcel Service, Inc. -Class B	14,000	689
Visa, Inc. -Class A	3,500	195
Vulcan Materials Co.	8,700	385
Wal-Mart Stores, Inc.	21,400	1,115
Walt Disney Co.	33,900	616
Yahoo, Inc. ‡	16,100	206
Total Common Stocks (cost $111,717)		$83,479

RIGHTS (0.2%)
Ireland (0.2%)
CRH PLC	8,457	184
United Kingdom (0.0%)
HSBC Holdings PLC	7,125	14
Royal Bank of Scotland PLC Ә	35,295	♦
Total Rights (cost $103)		198

	Principal
CONVERTIBLE BOND (0.1%)
United States (0.1%)
Johnson Controls, Inc.
6.50%, due 09/30/2012	$47	59
Total Convertible Bond (cost $47)		59

REPURCHASE AGREEMENT (3.2%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $2,799 on 04/01/2009 •	2,799	2,799
Total Repurchase Agreement (cost $2,799)		2,799

Total Investment Securities (cost $114,725) #		$86,638

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(110)	04/06/2009	(70)	(6)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Euro	264	04/16/2009	$13
Sell	Swiss Franc	403	04/16/2009	(17)
				$(4)

The notes to the financial statements are an integral part of this report.

3

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Pharmaceuticals	7.4%	$6,364
Oil, Gas & Consumable Fuels	6.9	5,906
Metals & Mining	5.6	4,971
Food & Staples Retailing	4.5	3,849
Diversified Telecommunication Services	4.2	3,689
Insurance	3.6	3,112
Chemicals	3.3	2,854
Wireless Telecommunication Services	3.3	2,823
Software	3.2	2,769
Communications Equipment	3.1	2,738
Beverages	2.8	2,445
Food Products	2.7	2,395
Media	2.5	2,251
Construction & Engineering	2.5	2,225
Health Care Equipment & Supplies	2.4	2,074
Capital Markets	2.4	2,018
Commercial Banks	2.4	1,991
Machinery	2.1	1,812
Construction Materials	2.0	1,778
Internet Software & Services	2.0	1,738
Automobiles	2.0	1,673
Biotechnology	1.9	1,629
Tobacco	1.8	1,541
Auto Components	1.7	1,524
Diversified Financial Services	1.7	1,416
Electronic Equipment & Instruments	1.6	1,337
Multiline Retail	1.6	1,327
Energy Equipment & Services	1.5	1,279
Semiconductors & Semiconductor Equipment	1.4	1,247
Computers & Peripherals	1.4	1,233
Personal Products	1.0	943
Air Freight & Logistics	1.0	863
Electric Utilities	1.0	829
Specialty Retail	0.8	695
Industrial Conglomerates	0.7	666
Multi-Utilities	0.7	598
Electrical Equipment	0.7	594
Health Care Providers & Services	0.7	564
IT Services	0.6	480
Thrifts & Mortgage Finance	0.6	478
Diversified Consumer Services	0.5	384
Health Care Technology	0.4	378
Hotels, Restaurants & Leisure	0.4	365
Real Estate Investment Trusts	0.4	355
Building Products	0.3	309
Commercial Services & Supplies	0.3	222
Distributors	0.2	216
Household Products	0.2	214
Office Electronics	0.2	210
Real Estate Management & Development	0.2	159
Airlines	0.2	143
Containers & Packaging	0.1	84
Textiles, Apparel & Luxury Goods	0.1	82
Investment Securities, at Value	96.8	83,839
Short-Term Investments	3.2	2,799
Total Investments	100.0%	$86,638

The notes to the financial statements are an integral part of this report.

4

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2009.
‡	Non-income producing security.
♦	Value is less than $1.
Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $2,856.
#

Aggregate cost for federal income tax purposes is $114,725. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,514 and $30,601, respectively. Net unrealized depreciation for tax purposes is $28,087.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust (includes domestic REIT’s and Real Estate Investment Companies)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$46,236	$40,402	$—	$86,638	$—	$(10)	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

5

Transamerica Capital Guardian U.S. Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK (0.4%)
Pharmaceuticals (0.4%)
Schering-Plough Corp., 6.00% ▲	1,800	$379
Total Convertible Preferred Stock (cost $450)		379

COMMON STOCKS (96.7%)
Aerospace & Defense (0.4%)
United Technologies Corp.	8,000	344
Air Freight & Logistics (3.3%)
FedEx Corp.	3,300	147
United Parcel Service, Inc. -Class B	52,800	2,599
Airlines (0.3%)
Southwest Airlines Co.	46,500	294
Auto Components (0.8%)
BorgWarner, Inc.	26,000	528
Johnson Controls, Inc.	12,000	144
Automobiles (0.6%)
Honda Motor Co., Ltd. ADR	23,200	550
Beverages (3.4%)
Coca-Cola Co.	8,700	382
PepsiCo, Inc.	49,400	2,543
Biotechnology (4.3%)
Biogen Idec, Inc. ‡	22,400	1,174
Celgene Corp. ‡	45,600	2,025
Gilead Sciences, Inc. ‡	10,300	477
Capital Markets (3.3%)
Goldman Sachs Group, Inc.	24,600	2,608
T. Rowe Price Group, Inc.	7,800	225
Chemicals (2.2%)
Air Products & Chemicals, Inc.	7,100	399
Monsanto Co.	9,700	806
Potash Corp. of Saskatchewan, Inc.	8,100	655
Commercial Services & Supplies (0.5%)
Iron Mountain, Inc. ‡	17,700	392
Communications Equipment (4.7%)
Brocade Communications Systems, Inc. ‡	167,700	579
Cisco Systems, Inc. ‡	114,300	1,916
Polycom, Inc. ‡	11,000	169
Qualcomm, Inc.	35,200	1,370
Computers & Peripherals (2.2%)
Apple, Inc. ‡	7,800	821
Hewlett-Packard Co.	11,400	365
International Business Machines Corp.	4,500	436
Netapp, Inc. ‡	21,300	316
Construction & Engineering (1.5%)
Fluor Corp.	33,200	1,147
Jacobs Engineering Group, Inc. ‡	3,300	128
Construction Materials (0.5%)
Vulcan Materials Co.	9,800	434
Diversified Consumer Services (0.9%)
Apollo Group, Inc. -Class A ‡	10,400	815
Diversified Financial Services (1.0%)
JPMorgan Chase & Co.	33,404	888
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	66,300	1,671
Electric Utilities (0.2%)
Edison International	5,900	170
Electrical Equipment (0.9%)
Emerson Electric Co.	10,200	292
First Solar, Inc. ‡	3,900	517
Electronic Equipment & Instruments (0.5%)
Agilent Technologies, Inc. ‡	25,400	390
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	15,500	443
Diamond Offshore Drilling, Inc.	4,600	289
Schlumberger, Ltd.	27,700	1,125
Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	3,600	167
Wal-Mart Stores, Inc.	33,400	1,740
Food Products (3.4%)
General Mills, Inc.	4,900	244
Kraft Foods, Inc. -Class A	53,750	1,198
Sara Lee Corp.	142,900	1,155
Unilever NV	18,000	353
Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	43,400	2,222
Medtronic, Inc.	27,300	805
Health Care Providers & Services (2.9%)
Cardinal Health, Inc.	19,600	617
DaVita, Inc. ‡	32,100	1,411
UnitedHealth Group, Inc.	21,400	448
Health Care Technology (1.5%)
Cerner Corp. ‡	29,700	1,306
Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	21,600	467
Household Products (0.3%)
Kimberly-Clark Corp.	5,000	231
Industrial Conglomerates (1.3%)
General Electric Co.	110,200	1,114
Insurance (2.8%)
Aflac, Inc.	6,000	116
Berkshire Hathaway, Inc. -Class A ‡	8	694
Progressive Corp. ‡	80,200	1,078
RenaissanceRe Holdings, Ltd.	10,500	519
Internet Software & Services (4.1%)
Google, Inc. -Class A ‡	7,900	2,750
Yahoo, Inc. ‡	59,900	767
IT Services (1.3%)
Paychex, Inc.	30,100	773
Visa, Inc. -Class A	6,400	356
Machinery (0.9%)
Danaher Corp.	4,100	222
Illinois Tool Works, Inc.	18,900	583
Media (3.7%)
CBS Corp. -Class B	59,300	228
Comcast Corp. -Class A	16,850	230
Omnicom Group, Inc.	41,200	963
Time Warner Cable, Inc. -Class A	7,466	185
Viacom, Inc. -Class B ‡	30,650	533
Walt Disney Co.	56,100	1,018
Metals & Mining (3.2%)
Allegheny Technologies, Inc.	24,800	544
Barrick Gold Corp.	42,500	1,378
Cliffs Natural Resources, Inc.	10,000	182
Freeport-McMoRan Copper & Gold, Inc.	4,600	175
Nucor Corp.	13,500	515

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Multiline Retail (3.1%)
Nordstrom, Inc.	18,959	$318
Target Corp.	68,300	2,348
Oil, Gas & Consumable Fuels (5.8%)
Anadarko Petroleum Corp.	9,100	354
Chevron Corp.	19,319	1,299
Devon Energy Corp.	2,300	103
EOG Resources, Inc.	4,600	252
Exxon Mobil Corp.	7,200	490
Marathon Oil Corp.	16,500	434
Royal Dutch Shell PLC -Class A ADR	29,900	1,324
Royal Dutch Shell PLC -Class B ADR	16,880	736
Pharmaceuticals (7.4%)
Abbott Laboratories	33,300	1,588
Allergan, Inc.	44,000	2,101
AstraZeneca PLC ADR	11,200	397
Forest Laboratories, Inc. ‡	18,700	411
Roche Holding AG ADR	4,700	162
Sanofi-Aventis SA ADR	5,800	162
Shire PLC ADR	24,300	873
Teva Pharmaceutical Industries, Ltd. ADR	14,800	667
Professional Services (0.2%)
Monster Worldwide, Inc. ‡	25,300	206
Road & Rail (0.3%)
Union Pacific Corp.	6,800	280
Semiconductors & Semiconductor Equipment (1.8%)
Broadcom Corp. -Class A ‡	37,000	739
LAM Research Corp. ‡	7,100	162
Maxim Integrated Products, Inc.	34,500	456
Microchip Technology, Inc.	10,300	218
Software (1.4%)
Adobe Systems, Inc. ‡	16,300	349
Microsoft Corp.	17,200	316
Nintendo Co., Ltd. ADR	14,500	529
Specialty Retail (2.2%)
Best Buy Co., Inc.	18,100	687
Home Depot, Inc.	21,500	507
Lowe’s Cos., Inc.	28,600	522
Urban Outfitters, Inc. ‡	10,400	170
Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc. ‡	33,037	316
Thrifts & Mortgage Finance (1.3%)
Hudson City Bancorp, Inc.	94,500	1,105
Tobacco (3.4%)
Altria Group, Inc.	69,300	1,110
Philip Morris International, Inc.	51,300	1,825
Water Utilities (0.5%)
American Water Works Co., Inc.	23,800	458
Wireless Telecommunication Services (1.7%)
American Tower Corp. -Class A ‡	46,800	1,424
Total Common Stocks (cost $108,760)		83,258

	Principal
REPURCHASE AGREEMENT (2.6%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $2,265 on 04/01/2009 •	$2,265	2,265
Total Repurchase Agreement (cost $2,265)		2,265

Total Investment Securities (cost $111,475) #		$85,902

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2009.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/04/2009, and with a market value plus accrued interest of $2,314.
#

Aggregate cost for federal income tax purposes is $111,475. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,127 and $27,700, respectively. Net unrealized depreciation for tax purposes is $25,573.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$83,637	$2,265	$—	$85,902

The notes to the financial statements are an integral part of this report.

2

Transamerica Capital Guardian Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (3.2%)
Metals & Mining (1.9%)
Freeport-McMoRan Copper & Gold, Inc., 6.75% ▲	73,600	$4,752
Pharmaceuticals (1.3%)
Schering-Plough Corp., 6.00% ▲	15,100	3,179
Total Convertible Preferred Stocks (cost $6,129)		7,931

COMMON STOCKS (90.5%)
Aerospace & Defense (0.4%)
United Technologies Corp.	25,000	1,075
Air Freight & Logistics (1.5%)
FedEx Corp.	15,500	690
United Parcel Service, Inc. -Class B	59,800	2,943
Automobiles (1.7%)
Harley-Davidson, Inc.	117,900	1,579
Honda Motor Co., Ltd. ADR	104,500	2,476
Beverages (2.4%)
Coca-Cola Co.	93,000	4,087
PepsiCo, Inc.	37,100	1,910
Capital Markets (4.8%)
Goldman Sachs Group, Inc.	110,700	11,737
Chemicals (0.4%)
Air Products & Chemicals, Inc.	19,300	1,086
Commercial Banks (0.7%)
Toronto-Dominion Bank	49,600	1,715
Computers & Peripherals (1.0%)
Hewlett-Packard Co.	77,883	2,497
Construction Materials (0.7%)
Vulcan Materials Co.	40,700	1,803
Diversified Financial Services (2.9%)
JPMorgan Chase & Co.	267,140	7,101
Diversified Telecommunication Services (4.3%)
AT&T, Inc.	418,800	10,554
Electric Utilities (3.2%)
Edison International	118,600	3,417
Pinnacle West Capital Corp.	46,100	1,224
Southern Co.	102,900	3,151
Electrical Equipment (1.5%)
Emerson Electric Co.	128,800	3,681
Electronic Equipment & Instruments (0.9%)
Jabil Circuit, Inc.	413,100	2,297
Energy Equipment & Services (1.5%)
Diamond Offshore Drilling, Inc.	28,400	1,785
Transocean, Ltd. ‡	32,090	1,888
Food & Staples Retailing (0.8%)
SYSCO Corp.	80,900	1,845
Food Products (6.3%)
Archer-Daniels-Midland Co.	65,200	1,811
General Mills, Inc.	17,000	848
Kraft Foods, Inc. -Class A	209,816	4,676
Sara Lee Corp.	676,310	5,464
Unilever NV	140,500	2,754
Health Care Providers & Services (2.5%)
Aetna, Inc.	30,600	744
Cardinal Health, Inc.	92,900	2,925
DaVita, Inc. ‡	56,000	2,461
Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	116,700	2,521
Household Durables (0.5%)
Fortune Brands, Inc.	45,500	1,117
Household Products (2.1%)
Clorox Co.	36,800	1,894
Energizer Holdings, Inc. ‡	23,000	1,143
Kimberly-Clark Corp.	47,800	2,204
Industrial Conglomerates (3.0%)
3M Co.	55,900	2,779
General Electric Co.	451,100	4,560
Insurance (3.6%)
ACE, Ltd.	34,000	1,374
Berkshire Hathaway, Inc. -Class A ‡	18	1,561
Mercury General Corp.	69,600	2,067
Progressive Corp. ‡	184,300	2,476
RenaissanceRe Holdings, Ltd.	28,500	1,409
Machinery (2.0%)
Illinois Tool Works, Inc.	156,100	4,816
Media (4.7%)
Comcast Corp. -Class A	95,200	1,299
Gannett Co., Inc.	133,300	293
Omnicom Group, Inc.	29,000	679
Time Warner Cable, Inc. -Class A	46,871	1,162
Time Warner, Inc.	95,766	1,848
Viacom, Inc. -Class B ‡	113,700	1,976
Walt Disney Co.	229,500	4,168
Metals & Mining (4.0%)
Allegheny Technologies, Inc.	128,200	2,811
Nucor Corp.	177,200	6,763
Multiline Retail (3.5%)
Nordstrom, Inc.	273,000	4,572
Target Corp.	118,800	4,086
Multi-Utilities (0.3%)
CMS Energy Corp.	68,400	810
Oil, Gas & Consumable Fuels (8.5%)
Chevron Corp.	79,300	5,332
ConocoPhillips	49,300	1,931
Devon Energy Corp.	63,800	2,851
Royal Dutch Shell PLC -Class A ADR	156,500	6,934
Royal Dutch Shell PLC -Class B ADR	49,265	2,148
Spectra Energy Corp.	114,500	1,619
Personal Products (1.8%)
Mead Johnson Nutrition Co. -Class A ‡	150,300	4,339
Pharmaceuticals (3.9%)
AstraZeneca PLC ADR	76,000	2,694
Merck & Co., Inc.	73,500	1,966
Pfizer, Inc.	124,900	1,701
Sanofi-Aventis SA ADR	116,300	3,249
Professional Services (0.8%)
Monster Worldwide, Inc. ‡	226,200	1,844
Road & Rail (0.9%)
CSX Corp.	88,900	2,298
Semiconductors & Semiconductor Equipment (2.3%)
Intel Corp.	124,300	1,871
Maxim Integrated Products, Inc.	264,200	3,490
Software (0.4%)
Nintendo Co., Ltd. ADR	29,400	1,073
Specialty Retail (2.2%)
Lowe’s Cos., Inc.	301,700	5,506
Thrifts & Mortgage Finance (1.4%)
Hudson City Bancorp, Inc.	286,600	3,350

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Tobacco (5.1%)
Altria Group, Inc.	363,300	$5,820
Lorillard, Inc.	37,400	2,309
Philip Morris International, Inc.	125,900	4,480
Water Utilities (1.0%)
American Water Works Co., Inc.	131,800	2,536
Total Common Stocks (cost $303,987)		221,953

	Principal
REPURCHASE AGREEMENT (5.0%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $12,203 on 04/01/2009 •	$12,203	12,203
Total Repurchase Agreement (cost $12,203)		12,203

Total Investment Securities (cost $322,319) #		$242,087

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2009.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/04/2009, and with a market value plus accrued interest of $12,451.
#

Aggregate cost for federal income tax purposes is $322,319. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,566 and $84,798, respectively. Net unrealized depreciation for tax purposes is $80,232.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$229,884	$12,203	$—	$242,087

The notes to the financial statements are an integral part of this report.

2

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.7%)
Australia (9.1%)
CFS Retail Property Trust REIT	1,627,100	$1,849
Dexus Property Group REIT	7,514,391	3,915
Goodman Group REIT	5,985,817	1,359
GPT Group REIT	3,163,901	961
Mirvac Group REIT	3,242,842	1,903
Stockland REIT	585,800	1,252
Westfield Group REIT	1,876,718	13,008
Bermuda (0.9%)
Hongkong Land Holdings, Ltd.	585,100	1,333
Kerry Properties, Ltd.	455,885	1,099
Brazil (0.4%)
BR Malls Participacoes SA ‡	186,400	1,157
Canada (2.8%)
Brookfield Properties Corp.	96,050	551
Calloway -144A REIT ‡	113,200	916
Calloway REIT	141,200	1,119
Canadian REIT	92,600	1,468
Primaris Retail REIT	76,900	554
RioCan REIT	283,000	2,817
France (7.6%)
Fonciere Des Regions REIT	11,222	527
Icade REIT	23,600	1,671
Klepierre REIT	76,260	1,340
Mercialys SA REIT	90,739	2,626
SILIC REIT	14,020	1,051
Unibail-Rodamco REIT	93,398	13,216
Germany (0.4%)
Deutsche Euroshop AG	38,714	1,116
Hong Kong (12.9%)
Cheung Kong Holdings, Ltd.	797,443	6,873
Hang Lung Group, Ltd.	741,652	2,259
Hang Lung Properties, Ltd.	1,851,300	4,355
Henderson Land Development Co., Ltd.	522,000	1,990
Hysan Development Co., Ltd.	634,600	1,074
Link REIT	1,997,100	3,960
Sino Land Co.	926,800	929
Sun Hung KAI Properties, Ltd.	1,332,455	11,956
Wharf Holdings, Ltd.	465,925	1,160
Japan (17.6%)
AEON Mall Co., Ltd.	69,600	895
Daito Trust Construction Co., Ltd.	72,300	2,437
Frontier Real Estate Investment Corp. REIT	174	861
Japan Logistics Fund, Inc. -Class A REIT	193	1,190
Japan Real Estate Investment Corp. -Class A REIT	738	5,670
Japan Retail Fund Investment Corp. -Class A REIT	231	885
Mitsubishi Estate Co., Ltd.	1,083,400	12,290
Mitsui Fudosan Co., Ltd.	810,300	8,889
Nippon Accommodations Fund, Inc. -Class A REIT	118	479
Nippon Building Fund, Inc. -Class A REIT	618	5,341
Nomura Real Estate Office Fund, Inc. -Class A REIT	142	795
NTT Urban Development Corp.	823	666
ORIX Jreit, Inc. -Class A REIT	189	780
Sumitomo Realty & Development Co., Ltd.	408,300	4,562
Tokyu REIT, Inc. REIT	139	742
United Urban Investment Corp. -Class A REIT	179	735
Netherlands (2.9%)
Corio NV REIT	114,589	4,739
Eurocommercial Properties NV REIT	48,826	1,326
Vastned Retail NV REIT	14,240	575
Wereldhave NV REIT ‡	14,475	1,012
Singapore (3.5%)
Ascendas REIT ‡	1,876,999	1,510
Capitaland, Ltd.	2,851,500	4,372
CapitaMall Trust REIT ‡	3,670,269	3,198
Starhill Global -Class Trabajo share REIT ‡	960,700	287
Sweden (0.7%)
Castellum AB	178,163	1,001
Hufvudstaden AB -Class A	159,102	819
Switzerland (0.9%)
PSP Swiss Property AG ‡	55,520	2,341
United Kingdom (4.8%)
British Land Co. PLC REIT	596,500	3,082
Derwent London PLC REIT	63,230	602
Great Portland Estates PLC REIT	171,900	600
Hammerson PLC REIT	666,345	2,431
Land Securities Group PLC REIT	772,029	4,837
Liberty International PLC REIT	161,100	899
Safestore Holdings PLC	680,405	524
United States (33.2%)
Acadia Realty Trust REIT	53,589	569
Alexandria Real Estate Equities, Inc. REIT	57,200	2,082
AMB Property Corp. REIT	170,900	2,461
AvalonBay Communities, Inc. REIT	62,849	2,958
BioMed Realty Trust, Inc. REIT	104,500	707
Boston Properties, Inc. REIT	92,200	3,230
BRE Properties, Inc. -Class A REIT	92,500	1,816
Corporate Office Properties Trust REIT	60,150	1,494
Digital Realty Trust, Inc. REIT	102,400	3,398
Equity Lifestyle Properties, Inc. REIT	14,000	533
Equity Residential REIT	188,700	3,463
Essex Property Trust, Inc. REIT	40,800	2,339
Extra Space Storage, Inc. REIT	116,300	641
Federal Realty Investment Trust REIT	123,400	5,676
Health Care Property Investors, Inc. REIT	152,012	2,713
Health Care, Inc. REIT	104,200	3,187
Highwoods Properties, Inc. REIT	96,700	2,071
Home Properties, Inc. REIT	47,700	1,462
Hospitality Properties Trust REIT	164,700	1,976
Host Hotels & Resorts, Inc. REIT	532,223	2,086
Kimco Realty Corp. REIT	112,600	858
LaSalle Hotel Properties REIT	40,700	238
Liberty Property Trust REIT	171,425	3,247
Macerich Co. REIT	154,600	968
Nationwide Health Properties, Inc. REIT	173,000	3,839
Omega Healthcare Investors, Inc. REIT	145,300	2,046
ProLogis REIT	298,800	1,942
Public Storage, Inc. REIT	103,480	5,717
Regency Centers Corp. REIT	35,900	954
Simon Property Group, Inc. REIT	272,426	9,437
SL Green Realty Corp. REIT	60,200	650
Tanger Factory Outlet Centers REIT	85,500	2,639

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
United States (continued)
Taubman Centers, Inc. REIT	94,271	$1,606
UDR, Inc. REIT	247,284	2,129
Ventas, Inc. REIT	159,200	3,600
Vornado Realty Trust REIT	131,049	4,356
Total Common Stocks (cost $512,659)		$261,824

WARRANT (0.1%)
Australia (0.1%)
Unitech, Ltd.
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	245
Total Warrant (cost $2,188)		245

	Principal
REPURCHASE AGREEMENT (0.7%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $1,843 on 04/01/2009 •	$1,843	1,843
Total Repurchase Agreement (cost $1,843)		1,843

Total Investment Securities (cost $516,690) #		$263,912

INVESTMENTS BY INDUSTRY (unaudited):	Percentage of Total Investments	Value
Real Estate Investment Trusts	70.9%	$187,176
Real Estate Management & Development	28.4	74,893
Investment Securities, at Value	99.3	262,069
Short-Term Investments	0.7	1,843
Total Investments	100.0%	$263,912

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $1,880.
#

Aggregate cost for federal income tax purposes is $516,690. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $419 and $253,197, respectively. Net unrealized depreciation for tax purposes is $252,778.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $916, or 0.34%, of the Fund’s net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust (includes domestic REIT’s and Real Estate Investment Companies)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$95,160	$168,752	$—	$263,912

The notes to the financial statements are an integral part of this report.

2

Transamerica Convertible Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (9.1%)
Commercial Services & Supplies (2.9%)
Avery Dennison Corp. 7.88% ▲	131,400	$3,318
Diversified Financial Services (3.7%)
Vale Capital, Ltd. 5.50% ▲	141,500	4,140
Pharmaceuticals (2.5%)
Mylan, Inc. 6.50% ▲	3,430	2,924
Total Convertible Preferred Stocks (cost $11,318)		10,382

	Principal
CONVERTIBLE BONDS (75.1%)
Aerospace & Defense (2.2%)
Alliant Techsystems, Inc.
2.75%, due 02/15/2024	$2,515	2,534
Beverages (2.7%)
Molson Coors Brewing Co.
2.50%, due 07/30/2013	3,075	3,129
Biotechnology (4.0%)
Gilead Sciences, Inc.
0.63%, due 05/01/2013	3,630	4,646
Commercial Services & Supplies (7.0%)
Covanta Holding Corp.
1.00%, due 02/01/2027	4,865	3,819
Danaher Corp.
Zero Coupon, due 01/22/2021	4,860	4,167
Communications Equipment (1.3%)
Ciena Corp.
0.88%, due 06/15/2017	3,580	1,517
Computers & Peripherals (5.7%)
Maxtor Corp.
6.80%, due 04/30/2010	6,850	6,550
Containers & Packaging (2.9%)
Sealed Air Corp.
3.00%, due 06/30/2033 -144A	3,575	3,329
Diversified Financial Services (0.5%)
Global Crossing, Ltd.
5.00%, due 05/15/2011	1,200	600
Diversified Telecommunication Services (3.6%)
Lucent Technologies, Inc.
2.88%, due 06/15/2023	4,705	4,111
Electronic Equipment & Instruments (3.2%)
Itron, Inc.
2.50%, due 08/01/2026	3,660	3,637
Energy Equipment & Services (4.0%)
Transocean, Inc.
1.63%, due 12/15/2037	5,030	4,621
Health Care Equipment & Supplies (2.7%)
NuVasive, Inc.
2.25%, due 03/15/2013 -144A	3,445	3,088
Internet Software & Services (4.0%)
Equinix, Inc.
3.00%, due 10/15/2014	6,490	4,616
Leisure Equipment & Products (3.6%)
Hasbro, Inc.
2.75%, due 12/01/2021	3,285	4,139
Metals & Mining (3.1%)
Newmont Mining Corp.
1.25%, due 07/15/2014	2,980	3,591
Pharmaceuticals (6.2%)
Allergan, Inc.
1.50%, due 04/01/2026	4,435	4,612
Sepracor, Inc.
Zero Coupon, due 12/15/2010	2,845	2,454
Software (6.4%)
Informatica Corp.
3.00%, due 03/15/2026	875	853
Nuance Communications, Inc.
2.75%, due 08/15/2027	4,295	3,555
Symantec Corp.
0.75%, due 06/15/2011	3,000	2,951
Wireless Telecommunication Services (12.0%)
Nextel Communications, Inc.
5.25%, due 01/15/2010	5,180	4,993
NII Holdings, Inc.
2.75%, due 08/15/2025	1,310	1,194
3.13%, due 06/15/2012 -144A	3,708	2,577
SBA Communications Corp.
1.88%, due 05/01/2013 -144A	6,185	4,948
Total Convertible Bonds (cost $95,283)		86,231

REPURCHASE AGREEMENT (10.3%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $11,788 on 04/01/2009 •	11,788	11,788
Total Repurchase Agreement (cost $11,788)		11,788

Total Investment Securities (cost $118,389) #		$108,401

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2009.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $12,024.
#

Aggregate cost for federal income tax purposes is $118,389. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,645 and $11,633, respectively. Net unrealized depreciation for tax purposes is $9,988.

The notes to the financial statements are an integral part of this report.

1

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

DEFINITION:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $13,942, or 12.15%, of the Fund’s net assets.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$10,382	$98,019	$—	$108,401

The notes to the financial statements are an integral part of this report.

2

Transamerica Efficient Markets VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (95.1%)
DFA Emerging Markets Value Portfolio	2,913	$48
DFA International Small Capital Value Portfolio	35,742	342
DFA International Value Portfolio	37,160	391
DFA Large Capital International Portfolio	43,198	547
DFA U.S. Large Co. Portfolio	67,281	1,581
DFA U.S. Small XM Value Portfolio	35,441	293
Vanguard Intermediate-Term Bond Fund	9,671	740
Vanguard Long-Term Bond Fund	1,867	139
Vanguard Short-Term Bond Fund	5,826	459
Vanguard Total Bond Market Fund	4,865	375
Total Investment Companies (cost $4,802)		4,915

	Principal
REPURCHASE AGREEMENT (4.4%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $229 on 04/01/2009 •	$229	229
Total Repurchase Agreement (cost $229)		229

Total Investment Securities (cost $5,031) #		$5,144

NOTES TO SCHEDULE OF INVESTMENTS:

•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $236.
#

Aggregate cost for federal income tax purposes is $5,031. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $113. Net unrealized appreciation for tax purposes is $113.

DEFINITION:

DFA       Dimensional Fund Advisors LP

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$4,915	$229	$—	$5,144

The notes to the financial statements are an integral part of this report.

1

Transamerica Equity II VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.0%)
Aerospace & Defense (4.5%)
Boeing Co.	3,000	$107
Raytheon Co.	8,600	334
Air Freight & Logistics (2.0%)
Expeditors International of Washington, Inc.	7,000	198
Auto Components (4.5%)
BorgWarner, Inc.	9,780	199
Johnson Controls, Inc.	20,500	246
Biotechnology (6.1%)
Gilead Sciences, Inc. ‡	13,000	602
Capital Markets (5.2%)
Charles Schwab Corp.	18,005	279
T. Rowe Price Group, Inc.	8,000	231
Chemicals (12.2%)
Ecolab, Inc.	8,000	278
Praxair, Inc.	8,300	558
Sigma-Aldrich Corp.	9,500	359
Commercial Banks (2.3%)
Wells Fargo & Co.	15,500	221
Communications Equipment (7.5%)
Cisco Systems, Inc. ‡	13,000	218
Qualcomm, Inc.	13,200	514
Computers & Peripherals (9.0%)
Apple, Inc. ‡	5,000	525
Hewlett-Packard Co.	3,000	96
International Business Machines Corp.	2,600	252
Construction & Engineering (2.1%)
Jacobs Engineering Group, Inc. ‡	5,300	205
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	9,800	247
Electrical Equipment (1.9%)
Emerson Electric Co.	6,400	183
Electronic Equipment & Instruments (1.1%)
Tyco Electronics, Ltd.	10,110	112
Food & Staples Retailing (2.0%)
Wal-Mart Stores, Inc.	3,740	195
Health Care Equipment & Supplies (5.5%)
Becton Dickinson & Co.	5,300	356
Varian Medical Systems, Inc. ‡	6,005	183
Industrial Conglomerates (2.5%)
General Electric Co.	24,000	243
Internet & Catalog Retail (6.8%)
Amazon.com, Inc. ‡	9,000	660
Internet Software & Services (4.5%)
Google, Inc. -Class A ‡	1,260	439
IT Services (2.3%)
Automatic Data Processing, Inc.	6,370	224
Machinery (3.4%)
Caterpillar, Inc.	4,825	135
PACCAR, Inc.	7,800	201
Media (1.9%)
Walt Disney Co.	10,400	189
Pharmaceuticals (2.6%)
Allergan, Inc.	2,400	115
Teva Pharmaceutical Industries, Ltd. ADR	3,000	135
Road & Rail (2.6%)
Union Pacific Corp.	6,200	255
Total Common Stocks (cost $11,986)		9,294

	Principal
REPURCHASE AGREEMENT (4.9%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $483 on 04/01/2009 •	$483	483
Total Repurchase Agreement (cost $483)		483

Total Investment Securities (cost $12,469) #		$9,777

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $495.
#

Aggregate cost for federal income tax purposes is $12,469. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $874 and $3,566, respectively. Net unrealized depreciation for tax purposes is $2,692.

DEFINITION:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$9,294	$483	$—	$9,777

The notes to the financial statements are an integral part of this report.

1

Transamerica Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.3%)
Aerospace & Defense (4.5%)
Boeing Co.	404,000	$14,374
Raytheon Co.	1,130,000	44,002
Air Freight & Logistics (2.0%)
Expeditors International of Washington, Inc.	920,000	26,027
Auto Components (4.6%)
BorgWarner, Inc.	1,351,493	27,435
Johnson Controls, Inc.	2,690,000	32,280
Biotechnology (6.9%)
Gilead Sciences, Inc. ‡	1,910,000	88,471
Capital Markets (5.3%)
Charles Schwab Corp.	2,379,390	36,880
T. Rowe Price Group, Inc.	1,080,000	31,169
Chemicals (12.5%)
Ecolab, Inc.	1,130,000	39,245
Praxair, Inc.	1,105,000	74,355
Sigma-Aldrich Corp.	1,245,000	47,049
Commercial Banks (2.3%)
Wells Fargo & Co.	2,100,000	29,904
Communications Equipment (7.6%)
Cisco Systems, Inc. ‡	1,720,000	28,844
Qualcomm, Inc.	1,775,000	69,066
Computers & Peripherals (9.2%)
Apple, Inc. ‡	690,000	72,532
Hewlett-Packard Co.	400,000	12,824
International Business Machines Corp.	340,000	32,942
Construction & Engineering (2.1%)
Jacobs Engineering Group, Inc. ‡	695,000	26,869
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	1,320,000	33,264
Electrical Equipment (1.9%)
Emerson Electric Co.	845,000	24,150
Electronic Equipment & Instruments (1.1%)
Tyco Electronics, Ltd.	1,319,660	14,569
Food & Staples Retailing (2.0%)
Wal-Mart Stores, Inc.	495,000	25,790
Health Care Equipment & Supplies (5.5%)
Becton Dickinson & Co.	700,000	47,068
Varian Medical Systems, Inc. ‡	800,400	24,364
Industrial Conglomerates (2.5%)
General Electric Co.	3,180,000	32,150
Internet & Catalog Retail (6.8%)
Amazon.com, Inc. ‡	1,175,000	86,293
Internet Software & Services (4.6%)
Google, Inc. -Class A ‡	170,000	59,170
IT Services (2.3%)
Automatic Data Processing, Inc.	840,005	29,535
Machinery (3.9%)
Caterpillar, Inc.	636,120	17,786
PACCAR, Inc.	1,280,000	32,973
Media (1.9%)
Walt Disney Co.	1,365,000	24,788
Pharmaceuticals (2.6%)
Allergan, Inc.	315,000	15,044
Teva Pharmaceutical Industries, Ltd. ADR	405,000	18,246
Road & Rail (2.6%)
Union Pacific Corp.	810,000	33,299
Total Common Stocks (cost $1,639,035)		1,252,757

	Principal
REPURCHASE AGREEMENT (2.7%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $34,363 on 04/01/2009 •	$34,363	34,363
Total Repurchase Agreement (cost $34,363)		34,363

Total Investment Securities (cost $1,673,398) #		$1,287,120

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $35,053.
#

Aggregate cost for federal income tax purposes is $1,673,398. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $87,925 and $474,203, respectively. Net unrealized depreciation for tax purposes is $386,278.

DEFINITION:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$1,252,757	$34,363	$—	$1,287,120

The notes to the financial statements are an integral part of this report.

1

Transamerica Federated Market Opportunity VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (3.8%)
Argentina (0.4%)
Argentina Bonos
1.68%, due 08/03/2012 *	$2,750		$1,315
Brazil (1.4%)
Brazil Notas Do Tesouro Nacional
10.00%, due 01/01/2012	BRL	5,000	2,157
Nota Do Tesouro NA
6.00%, due 05/15/2015	BRL	2,500	1,901
Ecuador (0.2%)
Republic of Ecuador
9.38%, due 12/15/2015 Reg S	$1,600		692
Poland (0.5%)
Poland Government Bond
5.25%, due 10/25/2017	PLN	6,000	1,618
Turkey (0.5%)
Turkey Government Bond
Zero Coupon, due 11/03/2010	TRY	3,000	1,461
Venezuela (0.8%)
Republic of Venezuela
9.38%, due 01/13/2034	$4,900		2,511
Total Foreign Government Obligations (cost $11,432)			11,655

		Shares
COMMON STOCKS (40.0%)
Bermuda (1.1%)
Bunge, Ltd.		60,000	3,399
Canada (12.6%)
Barrick Gold Corp.		255,000	8,267
Enerplus Resources Trust		185,000	3,028
Goldcorp, Inc.		235,000	7,830
Kinross Gold Corp.		275,000	4,914
Pan American Silver Corp. ‡		230,000	4,007
Penn West Energy Trust		250,000	2,373
Silver Wheaton Corp. ‡		120,500	992
Yamana Gold, Inc.		820,000	7,585
France (0.9%)
Veolia Environnement		140,000	2,923
Japan (0.8%)
Chiyoda Corp.		207,000	1,121
Komatsu, Ltd.		130,000	1,438
Netherlands (0.1%)
Chicago Bridge & Iron Co. NV -Class Y		60,800	381
Netherlands Antilles (0.8%)
Schlumberger, Ltd.		60,000	2,437
Peru (0.7%)
Cia de Minas Buenaventura SA ADR		85,000	2,038
Singapore (0.9%)
Singapore Airlines, Ltd.		430,000	2,836
Switzerland (1.6%)
ABB, Ltd. ADR		140,000	1,952
Noble Corp.		125,000	3,011
United Kingdom (0.4%)
Vedanta Resources PLC		119,043	1,154
United States (20.1%)
AGCO Corp. ‡		250,000	4,900
AvalonBay Communities, Inc. REIT		30,000	1,412
Baker Hughes, Inc.		45,000	1,285
BJ Services Co.		200,000	1,990
Cameron International Corp. ‡		65,000	1,425
Ceradyne, Inc. ‡		104,000	1,886
Chesapeake Energy Corp.		105,000	1,791
Cimarex Energy Co.		165,000	3,033
Devon Energy Corp.		45,000	2,011
Diamond Offshore Drilling, Inc.		23,000	1,446
Ensco International, Inc.		160,000	4,224
Health Care Property Investors, Inc. REIT		120,000	2,142
Healthcare Realty Trust, Inc. REIT		125,000	1,874
Helmerich & Payne, Inc.		70,000	1,594
Intrepid Potash, Inc. ‡		285,600	5,269
Microsoft Corp.		170,000	3,123
Mosaic Co.		70,000	2,939
Nationwide Health Properties, Inc. REIT		90,000	1,997
Newmont Mining Corp.		60,000	2,686
Patterson-UTI Energy, Inc.		95,400	855
Rowan Cos., Inc.		350,000	4,190
Stone Energy Corp. ‡		179,000	596
Terex Corp. ‡		200,000	1,850
Trinity Industries, Inc.		140,000	1,280
Unit Corp. ‡		226,300	4,733
Ventas, Inc. REIT		85,000	1,922
Total Common Stocks (cost $136,452)			124,139

INVESTMENT COMPANY (1.4%)
United States (1.4%)
iShares iBoxx High Yield Corporate Bond Fund		65,000	4,407
Total Investment Company (cost $4,200)			4,407

	Contracts G
PURCHASED OPTIONS (7.6%)
Put Options (7.6%)
International Business Machines Corp.	40,000	658
Put Strike $110.00
Expires 07/18/2009
iShares Russell 2000	440,000	4,059
Put Strike $50.00
Expires 06/30/2009
iShares Trust	200,000	2,700
Put Strike $55.00
Expires 06/30/2009
iShares, Inc.	300,000	2,430
Put Strike $35.00
Expires 06/20/2009
Midcap SPDR Trust	180,000	4,095
Put Strike $110.00
Expires 06/20/2009
PowerShares QQQ Trust	950,000	4,369
Put Strike $34.00
Expires 06/20/2009
Select Sector SPDR Trust	800,000	2,560
Put Strike $22.00
Expires 06/20/2009
SPDR Trust	135,000	2,608
Put Strike $100.00
Expires 06/20/2009
Total Purchased Options (cost $23,653)		23,479

The notes to the financial statements are an integral part of this report.

1

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
REVERSE CONVERTIBLE BOND (0.1%) ұ
United States (0.1%)
Lehman Brothers Holdings, Inc.
18.20%, due 01/27/2009 -144A Џ §	$899	$317
Total Reverse Convertible Bond (cost $4,094)		317

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (2.4%)
U.S. Treasury Bill
0.13%, due 04/09/2009 ▲	4,500	4,499
Cash Management Bill
1.35%, due 04/29/2009 ▲	2,850	2,847
Total Short-Term U.S. Government Obligations (cost $7,346)		7,346

REPURCHASE AGREEMENT (42.0%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $130,156 on 04/01/2009 •	130,156	130,156
Total Repurchase Agreement (cost $130,156)		130,156

Total Investment Securities (cost $317,333) #		$301,499

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	9,100	06/23/2009	6,224	$69
Brazilian Real	7,254	08/04/2009	3,100	(61)
Chilean Peso	526,950	07/02/2009	900	♦
Indonesian Rupiah	10,790,999	07/02/2009	899	12
Japanese Yen	(126,707)	06/23/2009	(1,308)	26
Norwegian Krone	73,390	06/12/2009	10,468	426
Peruvian Sol	2,531	06/30/2009	800	(5)
Swedish Krona	90,340	06/17/2009	10,495	502
Swedish Krona	(55,567)	06/17/2009	(6,922)	158
Swiss Franc	(3,545)	08/04/2009	(3,100)	(24)
				$1,103

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Australian Dollar	3,300	06/23/2009	$167
Sell	Japanese Yen	196,994	06/23/2009	122
Buy	Australian Dollar	3,500	06/23/2009	159
Sell	Japanese Yen	210,884	06/23/2009	128
Buy	Australian Dollar	7,000	06/23/2009	355
Sell	Japanese Yen	415,695	06/23/2009	280
Buy	Japanese Yen	455,142	05/28/2009	(19)
Sell	British Pound Sterling	3,200	05/28/2009	29
Buy	Japanese Yen	480,480	06/23/2009	(18)
Sell	Australian Dollar	7,000	06/23/2009	38
Buy	Japanese Yen	984,301	06/23/2009	(37)
Sell	New Zealand Dollar	17,400	06/23/2009	124
Buy	New Zealand Dollar	17,400	06/23/2009	1,001
Sell	Japanese Yen	857,593	06/23/2009	193
Buy	British Pound Sterling	8,700	05/28/2009	359
Sell	Japanese Yen	1,079,060	05/28/2009	1,216
				$4,097

The notes to the financial statements are an integral part of this report.

2

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Metals & Mining	13.1%	$39,473
Energy Equipment & Services	9.1	27,190
Derivative	7.8	23,479
Oil, Gas & Consumable Fuels	4.3	12,832
Foreign Government Obligation	3.9	11,655
Machinery	3.1	9,468
Real Estate Investment Trusts	3.1	9,347
Chemicals	2.7	8,208
Capital Markets	1.6	4,724
Food Products	1.1	3,399
Software	1.0	3,123
Multi-Utilities	1.0	2,923
Airlines	0.9	2,836
Electrical Equipment	0.6	1,952
Aerospace & Defense	0.6	1,886
Construction & Engineering	0.5	1,502
Investment Securities, at Value	54.4	163,997
Short-Term Investments	45.6	137,502
Total Investments	100.0%	$301,499

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2009.
‡	Non-income producing security.
G	Contract amounts are not in thousands.
ұ

A bond that can be converted to cash, debt, or equity at the discretion of the issuer at a set date. The bond contains an embedded derivative that allows the issuer to put the bond to bondholders at a set date prior to the bond’s maturity for existing debt or shares of an underlying company. The underlying company need not be related in any way to the issuer’s business.

§	Illiquid. These securities aggregated to $317, or 0.10% of the Fund’s net assets.
Џ	In default.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/04/2009, and with a market value plus accrued interest of $132,760.
♦	Value is less than $1.
▲	Rate shown reflects the yield at 03/31/2009.
#

Aggregate cost for federal income tax purposes is $317,333. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,811 and $29,645, respectively. Net unrealized depreciation for tax purposes is $15,834.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $317, or 0.10%, of the Fund’s net assets.

ADR	American Depositary Receipt
BRL	Brazilian Real
PLC	Public Limited Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SPDR	Standard & Poor’s Depository Receipt
TRY	Turkish New Lira

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$142,278	$159,221	$—	$301,499	$—	$5,200	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

3

Transamerica Growth Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.7%)
Aerospace & Defense (4.3%)
Precision Castparts Corp.	99,400	$5,954
Rockwell Collins, Inc.	40,300	1,315
Air Freight & Logistics (4.7%)
CH Robinson Worldwide, Inc.	172,600	7,872
Auto Components (3.6%)
BorgWarner, Inc.	246,600	5,006
Johnson Controls, Inc.	92,500	1,110
Building Products (1.4%)
Martin Marietta Materials, Inc.	29,300	2,323
Capital Markets (6.6%)
Greenhill & Co., Inc.	84,767	6,261
T. Rowe Price Group, Inc.	170,740	4,928
Chemicals (1.7%)
Ecolab, Inc.	85,000	2,953
Commercial Banks (0.6%)
Cullen/Frost Bankers, Inc.	21,100	990
Communications Equipment (3.5%)
Juniper Networks, Inc. ‡	106,200	1,599
Polycom, Inc. ‡	279,200	4,297
Construction & Engineering (1.4%)
Jacobs Engineering Group, Inc. ‡	61,000	2,358
Diversified Consumer Services (2.5%)
Strayer Education, Inc.	23,100	4,155
Diversified Financial Services (1.2%)
CME Group, Inc. -Class A	8,038	1,980
Electrical Equipment (1.8%)
Cooper Industries, Ltd. -Class A	114,600	2,964
Electronic Equipment & Instruments (1.4%)
FLIR Systems, Inc. ‡	115,000	2,355
Health Care Equipment & Supplies (3.2%)
Idexx Laboratories, Inc. ‡	79,000	2,732
Intuitive Surgical, Inc. ‡	19,530	1,862
Varian Medical Systems, Inc. ‡	25,000	761
Health Care Technology (1.1%)
Cerner Corp. ‡	41,800	1,838
Hotels, Restaurants & Leisure (1.7%)
Burger King Holdings, Inc.	126,600	2,905
Leisure Equipment & Products (2.3%)
Hasbro, Inc.	155,700	3,903
Life Sciences Tools & Services (3.8%)
Covance, Inc. ‡	57,700	2,056
Techne Corp.	80,700	4,415
Machinery (7.7%)
Donaldson Co., Inc.	97,823	2,626
Kennametal, Inc.	302,700	4,907
PACCAR, Inc.	204,450	5,266
Multiline Retail (0.8%)
Nordstrom, Inc.	78,000	1,307
Oil, Gas & Consumable Fuels (1.3%)
Range Resources Corp.	53,400	2,198
Pharmaceuticals (3.2%)
Allergan, Inc.	112,900	5,392
Professional Services (1.9%)
FTI Consulting, Inc. ‡	63,000	3,117
Real Estate Investment Trusts (3.3%)
Plum Creek Timber Co., Inc.	192,200	5,587
Software (18.1%)
Activision Blizzard, Inc. ‡	646,729	6,765
Adobe Systems, Inc. ‡	228,200	4,881
Informatica Corp. ‡	233,000	3,090
Intuit, Inc. ‡	308,800	8,337
Macrovision Solutions Corp. ‡	77,100	1,372
Quality Systems, Inc.	38,500	1,742
Salesforce.com, Inc. ‡	131,250	4,296
Specialty Retail (6.1%)
Gap, Inc.	301,805	3,921
Guess, Inc.	296,700	6,255
Textiles, Apparel & Luxury Goods (2.0%)
Carter’s, Inc. ‡	178,600	3,359
Trading Companies & Distributors (5.5%)
WW Grainger, Inc.	132,295	9,284
Total Common Stocks (cost $208,979)		162,594

	Principal
REPURCHASE AGREEMENT (3.4%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $5,761 on 04/01/2009 •	$5,761	5,761
Total Repurchase Agreement (cost $5,761)		5,761

Total Investment Securities (cost $214,740) #		$168,355

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $5,880.
#

Aggregate cost for federal income tax purposes is $214,740. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,504 and $49,889, respectively. Net unrealized depreciation for tax purposes is $46,385.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$162,594	$5,761	$—	$168,355

The notes to the financial statements are an integral part of this report.

1

Transamerica Index 50 VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (98.6%)
Vanguard Emerging Markets Fund	58,488	$1,380
Vanguard Europe Pacific Fund	17,870	411
Vanguard European Fund	100,527	3,207
Vanguard Growth Fund	106,393	3,975
Vanguard Large-Capital Fund	177,451	6,392
Vanguard Pacific Fund	41,683	1,568
Vanguard Small-Capital Fund	42,465	1,565
Vanguard Total Bond Market Fund	299,164	23,080
Vanguard Total Stock Market Fund	15,510	614
Vanguard Value Fund	113,416	3,840
Total Investment Companies (cost $46,866)		46,032

	Principal
REPURCHASE AGREEMENT (3.9%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $1,809 on 04/01/2009 •	$1,809	1,809
Total Repurchase Agreement (cost $1,809)		1,809

Total Investment Securities (cost $48,675) #		$47,841

NOTES TO SCHEDULE OF INVESTMENTS:

•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $1,848.
#

Aggregate cost for federal income tax purposes is $48,675. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $276 and $1,110, respectively. Net unrealized depreciation for tax purposes is $834.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$46,032	$1,809	$—	$47,841

The notes to the financial statements are an integral part of this report.

1

Transamerica Index 75 VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (97.6%)
Vanguard Emerging Markets Fund	196,100	$4,628
Vanguard Europe Pacific Fund	55,090	1,268
Vanguard European Fund	336,840	10,745
Vanguard Growth Fund	501,357	18,731
Vanguard Large-Capital Fund	305,224	10,994
Vanguard Pacific Fund	140,794	5,295
Vanguard Small-Capital Fund	144,045	5,308
Vanguard Total Bond Market Fund	334,951	25,841
Vanguard Total Stock Market Fund	34,570	1,368
Vanguard Value Fund	540,903	18,315
Total Investment Companies (cost $111,719)		102,493

	Principal
REPURCHASE AGREEMENT (5.8%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $6,104 on 04/01/2009 •	$6,104	6,104
Total Repurchase Agreement (cost $6,104)		6,104

Total Investment Securities (cost $117,823) #		$108,597

NOTES TO SCHEDULE OF INVESTMENTS:

•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $6,227.
#

Aggregate cost for federal income tax purposes is $117,823. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $262 and $9,488, respectively. Net unrealized depreciation for tax purposes is $9,226.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$102,493	$6,104	$—	$108,597

The notes to the financial statements are an integral part of this report.

1

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bonds (20.8%)
Transamerica PIMCO Total Return VP Ж	3,618,249	$39,149
Transamerica Short-Term Bond €	1,472,043	13,955
Capital Markets (6.4%)
Transamerica JPMorgan Core Bond VP Ж	1,334,445	16,227
Global/International Stocks (58.0%)
Transamerica AllianceBernstein International Value €	4,822,053	25,557
Transamerica Evergreen International Small Cap €	1,546,236	11,288
Transamerica Marsico International Growth €	3,476,589	20,964
Transamerica MFS International Equity €	5,650,249	32,432
Transamerica Neuberger Berman International €	3,517,123	18,500
Transamerica Oppenheimer Developing Markets €	701,496	4,258
Transamerica Schroders International Small Cap €	2,676,420	14,105
Transamerica Thornburg International Value €	3,012,091	20,844
Inflation-Protected Securities (6.0%)
Transamerica PIMCO Real Return TIPS €	1,516,226	15,344
Tactical and Specialty (8.8%)
Transamerica Clarion Global Real Estate Securities VP Ж	1,352,785	8,266
Transamerica Loomis Sayles Bond €	1,902,075	14,170
Total Investment Companies (cost $409,094) #		$255,059

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The Fund invests its assets in the Initial Class shares of the affiliated Transamerica Series Trust.
€	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
#

Aggregate cost for federal income tax purposes is $409,094. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $249 and $154,284, respectively. Net unrealized depreciation for tax purposes is $154,035.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$255,059	$—	$—	$255,059

The notes to the financial statements are an integral part of this report.

1

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Aerospace & Defense (2.5%)
Lockheed Martin Corp.	45,400	$3,134
Raytheon Co.	73,600	2,866
Beverages (1.7%)
PepsiCo, Inc.	80,000	4,118
Biotechnology (7.5%)
Celgene Corp. ‡	103,400	4,591
Gilead Sciences, Inc. ‡	270,605	12,534
Vertex Pharmaceuticals, Inc. ‡	38,600	1,109
Capital Markets (4.3%)
Charles Schwab Corp.	332,700	5,157
Goldman Sachs Group, Inc.	50,200	5,322
Chemicals (3.1%)
Monsanto Co.	91,900	7,637
Communications Equipment (11.1%)
Cisco Systems, Inc. ‡	499,100	8,370
Qualcomm, Inc.	297,100	11,559
Research In Motion, Ltd. ‡	155,400	6,693
Computers & Peripherals (7.0%)
Apple, Inc. ‡	64,105	6,738
Hewlett-Packard Co.	153,800	4,931
International Business Machines Corp.	55,700	5,396
Electrical Equipment (0.2%)
First Solar, Inc. ‡	4,000	531
Energy Equipment & Services (1.7%)
Schlumberger, Ltd.	76,700	3,116
Weatherford International, Ltd. ‡	96,500	1,068
Food & Staples Retailing (6.4%)
Costco Wholesale Corp.	95,900	4,442
CVS Caremark Corp.	143,600	3,948
Wal-Mart Stores, Inc.	137,000	7,138
Food Products (1.1%)
Cadbury PLC ADR	7,200	218
Cadbury PLC	326,800	2,465
Health Care Equipment & Supplies (5.1%)
Alcon, Inc.	61,800	5,618
Baxter International, Inc.	133,100	6,818
Health Care Providers & Services (2.4%)
Medco Health Solutions, Inc. ‡	139,800	5,779
Household Products (2.7%)
Colgate-Palmolive Co.	112,400	6,629
Internet & Catalog Retail (3.4%)
Amazon.com, Inc. ‡	113,200	8,314
Internet Software & Services (5.1%)
Google, Inc. -Class A ‡	35,200	12,252
IT Services (5.4%)
Infosys Technologies, Ltd. ADR	71,600	1,907
Mastercard, Inc. -Class A	22,200	3,718
Visa, Inc. -Class A	136,400	7,584
Life Sciences Tools & Services (1.9%)
Thermo Fisher Scientific, Inc. ‡	131,700	4,698
Media (1.6%)
Walt Disney Co.	213,900	3,884
Multiline Retail (1.7%)
Kohl’s Corp. ‡	67,900	2,873
Target Corp.	33,600	1,156
Oil, Gas & Consumable Fuels (4.6%)
Occidental Petroleum Corp.	85,700	4,770
Southwestern Energy Co. ‡	121,500	3,607
XTO Energy, Inc.	90,600	2,774
Pharmaceuticals (7.9%)
Abbott Laboratories	81,500	3,888
Mylan, Inc. ‡	136,100	1,825
Roche Holding AG ADR	111,600	3,839
Shire PLC ADR	56,170	2,019
Teva Pharmaceutical Industries, Ltd. ADR	167,400	7,541
Semiconductors & Semiconductor Equipment (3.2%)
Applied Materials, Inc.	228,000	2,451
Intel Corp.	275,400	4,145
KLA-Tencor Corp.	61,000	1,220
Software (4.4%)
Adobe Systems, Inc. ‡	178,500	3,818
Microsoft Corp.	185,900	3,415
Oracle Corp. ‡	188,800	3,412
Specialty Retail (1.0%)
Home Depot, Inc.	56,900	1,341
Staples, Inc.	54,400	985
Textiles, Apparel & Luxury Goods (1.6%)
Nike, Inc. -Class B	82,900	3,887
Total Common Stocks (cost $270,223)		239,248

	Principal
REPURCHASE AGREEMENT (10.8%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $26,233 on 04/01/2009 •	$26,233	26,233
Total Repurchase Agreement (cost $26,233)		26,233

Total Investment Securities (cost $296,456) #		$265,481

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/04/2009, and with a market value plus accrued interest of $26,762.
#

Aggregate cost for federal income tax purposes is $296,456. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,004 and $34,979, respectively. Net unrealized depreciation for tax purposes is $30,975.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The notes to the financial statements are an integral part of this report.

1

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$236,783	$28,698	$—	$265,481

The notes to the financial statements are an integral part of this report.

2

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (15.1%)
U.S. Treasury Bond
7.25%, due 05/15/2016 - 08/15/2022	$1,250	$1,667
7.50%, due 11/15/2016	2,850	3,826
8.50%, due 02/15/2020	315	470
8.75%, due 05/15/2017 - 08/15/2020	250	365
8.88%, due 08/15/2017	1,000	1,459
9.25%, due 02/15/2016	400	576
9.88%, due 11/15/2015	300	439
11.25%, due 02/15/2015	250	377
U.S. Treasury Note
4.63%, due 07/31/2012	500	555
U.S. Treasury STRIPS
Zero Coupon, due 08/15/2012	19,600	16,019
Total U.S. Government Obligations (cost $22,444)		25,753

U.S. GOVERNMENT AGENCY OBLIGATIONS (54.1%)
Fannie Mae
Zero Coupon, due 01/25/2019 - 11/25/2036 þ	4,097	3,526
0.87%, due 04/25/2035 - 08/25/2036 *	495	481
0.97%, due 08/25/2042 Ī Ә	1,787	39
4.00%, due 07/01/2018 - 07/25/2033	861	850
4.14%, due 01/01/2036 *	238	241
4.50%, due 08/01/2018 - 08/25/2033	7,299	7,564
4.83%, due 01/01/2035 *	206	209
5.00%, due 12/01/2016 - 04/01/2019	4,114	4,301
5.00%, due 03/25/2023 Ī	766	65
5.33%, due 09/25/2038 - 09/25/2038 Ī *	2,286	130
5.35%, due 01/01/2038 *	739	763
5.50%, due 06/01/2012 - 12/25/2035	3,021	3,155
5.50%, due 05/25/2033 Ī	293	14
5.68%, due 03/25/2038 Ī *	875	73
5.75%, due 06/25/2033	750	800
5.98%, due 06/25/2023 Ī *	549	35
6.00%, due 08/01/2014 - 08/25/2037	3,525	3,711
6.02%, due 09/25/2037 Ī *	398	33
6.03%, due 02/25/2039 Ī *	968	84
6.06%, due 06/25/2036 Ī *	524	49
6.50%, due 03/01/2017 - 12/25/2042 Ī	3,006	2,942
6.50%, due 01/25/2038 Ī	859	65
6.79%, due 08/25/2033 *	221	173
6.79%, due 07/25/2023	880	938
7.00%, due 09/01/2017 - 06/25/2033	1,595	1,716
7.00%, due 09/01/2017 - 06/25/2033 Ī	231	28
7.50%, due 12/25/2042	160	172
8.00%, due 07/01/2009 - 05/25/2022	165	174
8.29%, due 03/25/2034 *	165	141
9.00%, due 10/01/2019 - 06/01/2025	144	158
9.50%, due 06/25/2018	154	173
10.00%, due 03/25/2032 *	42	45
10.30%, due 07/25/2035 *	194	166
11.63%, due 09/25/2033 *	114	108
12.48%, due 07/25/2033 *	291	271
12.96%, due 03/25/2038 *	131	136
13.53%, due 12/25/2032 *	121	122
14.39%, due 11/25/2031 *	226	239
15.06%, due 05/25/2034 *	188	195
16.07%, due 07/25/2035 *	372	384
18.09%, due 04/25/2034 - 05/25/2034 *	1,022	1,138
18.36%, due 08/25/2032 *	206	220
21.91%, due 05/25/2034 *	75	84
23.49%, due 02/25/2032 *	54	65
24.11%, due 10/25/2036 *	107	121
24.47%, due 12/25/2036 *	116	145
Federal Home Loan Bank
4.72%, due 09/20/2012	346	359
Freddie Mac
Zero Coupon, due 03/15/2019 - 07/15/2036 * þ	3,935	3,462
1.00%, due 02/15/2037 *	219	214
1.00%, due 10/15/2035 - 05/15/2036 þ *	344	307
1.42%, due 09/15/2012 Ī	1,244	12
4.00%, due 05/01/2019 - 03/15/2032	1,492	1,517
4.44%, due 09/01/2034 *	192	193
4.50%, due 12/15/2018	1,000	1,044
5.00%, due 07/15/2014 - 03/15/2026	3,333	3,448
5.44%, due 02/15/2039 Ī *	1,264	69
5.50%, due 09/15/2013 - 07/15/2024 Ī	3,144	3,025
5.68%, due 11/01/2036 *	331	341
6.00%, due 02/15/2013 - 09/15/2036	6,735	7,048
6.24%, due 04/15/2038 Ī *	619	60
6.38%, due 03/15/2032	629	671
6.40%, due 11/15/2023	233	249
6.44%, due 02/15/2033 Ī *	982	56
6.50%, due 10/15/2013 - 02/25/2043	5,668	6,015
6.54%, due 03/13/2033 - 07/15/2036 Ī *	2,609	176
6.67%, due 10/01/2036 *	330	343
6.71%, due 10/15/2015 *	693	696
6.99%, due 02/15/2033 Ī *	685	40
7.00%, due 03/15/2024 - 02/25/2043	5,730	6,107
7.14%, due 07/15/2017 Ī *	672	55
7.25%, due 09/15/2030 - 12/15/2030	964	1,012
7.44%, due 03/15/2032 Ī *	222	25
7.50%, due 02/15/2023 - 08/25/2042	1,164	1,246
8.00%, due 01/15/2030	661	709
8.17%, due 10/15/2033 - 11/15/2033 *	366	300
8.24%, due 01/15/2034 - 04/15/2034 *	885	683
8.50%, due 09/15/2020	156	171
10.89%, due 11/15/2033 *	200	171
10.89%, due 09/15/2033 - 02/15/2034 *	256	216
11.12%, due 04/15/2034 *	601	514
12.17%, due 07/15/2033 *	335	301
13.09%, due 05/15/2030 *	219	220
17.12%, due 11/15/2035 *	25	26
22.45%, due 06/15/2034 *	352	414
Ginnie Mae
Zero Coupon, due 03/16/2033 - 03/20/2037 þ	744	656
5.00%, due 04/16/2023	1,000	1,080
5.16%, due 12/20/2038 Ī *	881	47
5.46%, due 11/20/2037 Ī *	1,283	66
5.50%, due 12/20/2013 - 10/16/2037 Ī	1,906	695

The notes to the financial statements are an integral part of this report.

1

	Principal	Value
Ginnie Mae (continued)
5.54%, due 02/16/2039 Ī *	$950	$50
5.56%, due 10/20/2034 Ī *	793	58
5.66%, due 05/20/2037 Ī *	618	41
5.76%, due 09/20/2035 Ī *	985	105
5.84%, due 05/16/2038 Ī *	1,034	98
5.91%, due 06/16/2037 Ī *	1,024	67
5.94%, due 03/16/2034 Ī *	1,960	159
5.96%, due 10/20/2037 Ī *	649	39
6.01%, due 12/20/2037 Ī *	647	37
6.16%, due 07/20/2036 Ī *	935	64
6.21%, due 11/20/2033 Ī *	147	17
6.23%, due 08/20/2037 Ī *	1,371	115
6.25%, due 04/16/2037 Ī *	394	36
6.36%, due 03/20/2038 Ī *	722	48
6.41%, due 10/20/2032 Ī *	500	58
6.50%, due 03/15/2023 - 06/20/2033	7,477	8,002
7.00%, due 07/15/2017 - 10/20/2031	495	513
7.33%, due 11/20/2030	58	61
7.39%, due 04/16/2032 Ī *	343	40
7.50%, due 09/15/2009 - 09/20/2030	412	442
8.00%, due 01/15/2016 - 06/20/2030	293	318
8.50%, due 02/16/2030	667	739
9.00%, due 05/16/2027	44	46
12.31%, due 10/20/2037 *	372	371
18.13%, due 04/16/2034 *	155	165
26.79%, due 09/20/2034 *	207	252
30.14%, due 04/20/2031 *	46	61
Total U.S. Government Agency Obligations (cost $89,215)		92,303

FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
United Mexican States
6.38%, due 01/16/2013	75	79
7.50%, due 04/08/2033	300	312
Total Foreign Government Obligations (cost $370)		391

MORTGAGE-BACKED SECURITIES (10.2%)
ASG Resecuritization Trust
Series 2009-1, Class A60
5.63%, due 06/26/2037 -144A *	500	403
Banc of America Funding Corp.
Series 2004-1, Class PO
Zero Coupon, due 03/25/2034 þ	124	70
Series 2005-7, Class 30PO
Zero Coupon, due 11/25/2035 þ	247	137
Series 2005-8, Class 30PO
Zero Coupon, due 01/25/2036 þ	84	47
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.18%, due 09/10/2047	150	133
Banc of America Mortgage Securities, Inc.
Series 2004-E, Class 2A5
4.11%, due 06/25/2034 *	400	337
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
4.63%, due 02/25/2036 *	428	269
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, due 10/25/2033	570	466
Countrywide Alternative Loan Trust
Series 2003-J1, Class PO
Zero Coupon, due 10/25/2033 þ	150	104
Series 2004-18CB, Class 2A4
5.70%, due 09/25/2034	200	151
Series 2004-2CB, Class 1A9
5.75%, due 03/25/2034	335	184
Series 2005-20CB, Class 3A8
4.23%, due 07/25/2035 Ī *	1,000	44
Series 2005-22T1, Class A2
4.55%, due 06/25/2035 Ī *	2,736	126
Series 2005-26CB, Class A10
12.10%, due 07/25/2035 *	72	60
Series 2005-28CB, Class 1A4
5.50%, due 08/25/2035	500	226
Series 2005-54CB, Class 1A11
5.50%, due 11/25/2035	200	118
Series 2005-J1, Class 1A4
4.58%, due 02/25/2035 Ī *	1,432	67
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2004-7, Class 2A1
4.01%, due 06/25/2034 *	113	78
Series 2004-HYB1, Class 2A
5.12%, due 05/20/2034	103	77
Series 2005-22, Class 2A1
5.25%, due 11/25/2035 *	613	336
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, due 07/16/2034 -144A	4,000	3,947
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB1, Class AF2
5.24%, due 01/25/2036	60	43
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
4.91%, due 02/25/2035 *	205	167
GE Capital Commercial Mortgage Corp.
Series 2001-2, Class B
6.44%, due 08/11/2033	3,000	2,974
GMAC Mortgage Corp. Loan Trust
Series 2003-J7, Class A10
5.50%, due 11/25/2033	269	258
Gsmps Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.87%, due 03/25/2035 -144A *	456	281
GSR Mortgage Loan Trust
Series 2005-7F, Class 3A9
6.00%, due 09/25/2035	326	254
Series 2006-1F, Class 2A4
6.00%, due 02/25/2036	201	65
Series 2007-1F, Class 2A4
5.50%, due 01/25/2037	500	330
IndyMac Index Mortgage Loan Trust
Series 2005-AR11, Class A7
0.62%, due 08/25/2035 Ī *	2,143	23

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
Mortgage-Backed Securities (continued)
Master Asset Securitization Trust
Series 2003-4, Class 2A2
5.00%, due 05/25/2018	$70	$70
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
4.53%, due 04/21/2034 *	227	184
Series 2004-3, Class 4A2
4.13%, due 04/25/2034	111	86
Master Alternative Loans Trust
Series 2004-10, Class 1A1
4.50%, due 09/25/2019	310	272
Master Resecuritization Trust
Series 2005-PO, Class 3PO
Zero Coupon, due 05/28/2035 -144A þ	684	405
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, due 06/12/2043	300	271
Mortgage IT Trust
Series 2005-1, Class 1A1
0.84%, due 02/25/2035 *	121	54
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, due 05/25/2033	69	62
7.00%, due 04/25/2033	20	19
Residential Accredit Loans, Inc.
Series 2002-QS16, Class A3
15.53%, due 10/25/2017 *	70	59
Series 2003-QS3, Class A2
15.35%, due 02/25/2018 *	59	49
Residential Funding Mortgage Securities I
Series 2004-S6, Class 2A6
Zero Coupon, due 06/25/2034 þ	129	78
Structured Asset Securities Corp.
Series 2003-21, Class 1A3
5.50%, due 07/25/2033	178	167
Series 2003-29, Class 1A1
4.75%, due 09/25/2018	1,083	1,079
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
6.09%, due 08/15/2039	50	41
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, due 02/15/2027	1,092	1,257
WAMU Mortgage Pass-Through Certificates
Series 2002-S7, Class 2P
Zero Coupon, due 11/25/2017 þ	202	170
Series 2004-AR3, Class A2
4.18%, due 06/25/2034	112	87
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-2, Class 1A4
4.53%, due 04/25/2035 Ī *	1,871	85
Series 2005-4, Class CB7
5.50%, due 06/25/2035	500	283
Washington Mutual MSC Mortgage Pass- Through Certificates
Series 2003-MS7, Class P
Zero Coupon, due 03/25/2033 þ	148	108
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.00%, due 07/25/2019	270	267
Series 2004-BB, Class A4
4.56%, due 01/25/2035 *	388	300
Series 2004-EE, Class 3A1
4.43%, due 12/25/2034 *	205	177
Total Mortgage-Backed Securities (cost $19,479)		17,405

ASSET-BACKED SECURITIES (0.7%)
AmeriCredit Automobile Receivables Trust
Series 2007-CM, Class A3B
0.52%, due 05/07/2012 *	45	41
Series 2008-AF, Class A3
5.68%, due 12/12/2012	50	45
Captiva CBO
Series 1997-1, Class 1997-1
6.86%, due 11/30/2009 -144A Ә §	394	366
CNH Equipment Trust
Series 2009-A, Class A3
5.28%, due 11/15/2012 Ә	100	100
Household Automotive Trust
Series 2005-1, Class A4
4.35%, due 06/18/2012	63	63
Household Credit Card Master Note Trust I
Series 2006-1, Class A
5.10%, due 06/15/2012	150	150
MBNA Credit Card Master Note Trust
Series 2003-C1, Class C1
2.26%, due 06/15/2012 *	150	137
MBNA Master Credit Card Trust
Series 1999-J, Class C
7.85%, due 02/15/2012 -144A	300	294
Total Asset-Backed Securities (cost $1,269)		1,196

MUNICIPAL GOVERNMENT OBLIGATION (0.1%)
State of Illinois
5.10%, due 06/01/2033	200	175
Total Municipal Government Obligation (cost $200)		175

CORPORATE DEBT SECURITIES (16.6%)
Aerospace & Defense (0.6%)
Systems 2001 AT LLC
6.66%, due 09/15/2013 -144A	889	847
Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.50%, due 01/15/2018	50	52
Airlines (0.0%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	50	45
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
7.75%, due 01/15/2019 -144A	65	65
Coca-Cola Co.
3.63%, due 03/15/2014	50	51
4.88%, due 03/15/2019	65	66
Coca-Cola Enterprises, Inc.
8.50%, due 02/01/2012	50	56
Diageo Capital PLC
7.38%, due 01/15/2014	25	27
FBG Finance, Ltd.
5.13%, due 06/15/2015 -144A	75	64

The notes to the financial statements are an integral part of this report.

3

	Principal	Value
Beverages (continued)
PepsiCo, Inc.
7.90%, due 11/01/2018	$25	$31
Biotechnology (0.0%)
Amgen, Inc.
5.70%, due 02/01/2019	20	20
Capital Markets (2.0%)
Bank of New York Mellon Corp.
5.13%, due 08/27/2013	35	36
Bear Stearns Cos., Inc.
7.25%, due 02/01/2018	50	52
Goldman Sachs Group, Inc.
5.95%, due 01/18/2018	70	64
6.15%, due 04/01/2018	100	91
6.60%, due 01/15/2012	50	50
6.88%, due 01/15/2011	850	858
7.50%, due 02/15/2019	150	150
Lehman Brothers Holdings, Inc.
7.88%, due 08/15/2010 Џ	1,000	128
Merrill Lynch & Co., Inc.
4.79%, due 08/04/2010	100	91
5.45%, due 07/15/2014	235	178
6.15%, due 04/25/2013	170	143
6.40%, due 08/28/2017	120	86
6.88%, due 04/25/2018	60	47
Morgan Stanley
4.25%, due 05/15/2010	300	292
4.75%, due 04/01/2014	145	119
6.60%, due 04/01/2012	250	251
6.75%, due 04/15/2011	400	399
State Street Corp.
7.65%, due 06/15/2010	300	300
UBS AG
5.75%, due 04/25/2018	100	84
Chemicals (0.9%)
Dow Chemical Co.
6.13%, due 02/01/2011	260	243
E.I. duPont de Nemours & Co.
6.00%, due 07/15/2018	150	151
Koninklijke DSM NV
6.75%, due 05/15/2009 -144A	1,000	1,005
Monsanto Co.
7.38%, due 08/15/2012	100	111
Potash Corp. of Saskatchewan, Inc.
4.88%, due 03/01/2013	40	39
PPG Industries, Inc.
5.75%, due 03/15/2013	35	36
Praxair, Inc.
4.38%, due 03/31/2014	75	75
Commercial Banks (0.9%)
Corp. Andina de Fomento
5.20%, due 05/21/2013	100	93
Credit Suisse, Inc.
4.88%, due 01/15/2015	300	281
KeyCorp
4.70%, due 05/21/2009	100	100
6.50%, due 05/14/2013	50	49
National City Bank
1.24%, due 01/21/2010 *	75	73
PNC Funding Corp.
5.25%, due 11/15/2015	50	45
SunTrust Banks, Inc.
6.38%, due 04/01/2011	250	253
Wachovia Bank NA
7.80%, due 08/18/2010	250	249
Wachovia Corp.
5.50%, due 05/01/2013	70	65
5.75%, due 02/01/2018	325	287
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.50%, due 02/22/2016	50	53
Computers & Peripherals (0.3%)
Hewlett-Packard Co.
4.75%, due 06/02/2014	50	51
5.40%, due 03/01/2017	50	51
6.13%, due 03/01/2014	100	106
International Business Machines Corp.
6.22%, due 08/01/2027	250	243
Consumer Finance (0.7%)
American Express Credit Corp.
7.30%, due 08/20/2013	145	135
American General Finance Corp.
5.38%, due 10/01/2012	100	40
Capital One Financial Corp.
5.70%, due 09/15/2011	20	18
6.25%, due 11/15/2013	75	67
HSBC Finance Corp.
5.25%, due 01/15/2014	100	80
6.75%, due 05/15/2011	760	677
SLM Corp.
4.00%, due 01/15/2010	175	148
Diversified Financial Services (3.9%)
Allstate Life Global Funding Trusts
5.38%, due 04/30/2013	70	68
ASIF Global Financing XIX
4.90%, due 01/17/2013 -144A	500	326
Bank of America Corp.
7.40%, due 01/15/2011	1,000	931
BP Capital Markets PLC
3.13%, due 03/10/2012	50	50
5.25%, due 11/07/2013	150	161
Caterpillar Financial Services Corp.
4.90%, due 08/15/2013	100	95
6.20%, due 09/30/2013	125	125
7.05%, due 10/01/2018	125	117
CIT Group, Inc.
5.00%, due 02/13/2014	30	17
Citigroup, Inc.
5.63%, due 08/27/2012	400	291
6.00%, due 08/15/2017	200	173
6.13%, due 05/15/2018	100	86
CME Group, Inc.
5.40%, due 08/01/2013	250	254
General Electric Capital Corp.
4.63%, due 09/15/2009	500	499
5.63%, due 05/01/2018	500	435
5.88%, due 02/15/2012	520	516
6.00%, due 06/15/2012	1,020	1,005
6.13%, due 02/22/2011	500	506
International Lease Finance Corp.
5.88%, due 05/01/2013	75	40

The notes to the financial statements are an integral part of this report.

4

	Principal	Value
Diversified Financial Services (continued)
John Deere Capital Corp.
5.25%, due 10/01/2012	$75	$76
John Hancock Global Funding II
7.90%, due 07/02/2010 -144A	300	309
MassMutual Global Funding II
3.50%, due 03/15/2010 -144A	150	146
National Rural Utilities Cooperative Finance Corp.
4.75%, due 03/01/2014	75	73
Principal Life Global Funding I
6.25%, due 02/15/2012 -144A	250	244
Textron Financial Corp.
5.13%, due 02/03/2011	80	58
5.40%, due 04/28/2013	40	24
Diversified Telecommunication Services (1.8%)
AT&T, Inc.
4.95%, due 01/15/2013	210	213
5.10%, due 09/15/2014	45	45
5.50%, due 02/01/2018	75	73
5.60%, due 05/15/2018	75	73
5.88%, due 02/01/2012	150	157
BellSouth Corp.
5.20%, due 09/15/2014	5	5
6.00%, due 10/15/2011	250	260
British Telecommunications PLC
8.63%, due 12/15/2010 Ђ	50	52
9.13%, due 12/15/2030 Ђ	150	136
Cisco Systems, Inc.
5.90%, due 02/15/2039	50	46
France Telecom SA
7.75%, due 03/01/2011 Ђ	200	214
GTE Corp.
7.51%, due 04/01/2009	475	475
NYNEX Capital Funding Co.
8.23%, due 10/15/2009 Ђ	400	402
NYNEX Corp.
9.55%, due 05/01/2010	71	69
Sprint Capital Corp.
6.88%, due 11/15/2028	350	214
Telecom Italia Capital SA
4.95%, due 09/30/2014	100	86
5.25%, due 11/15/2013	60	54
Telefonica Emisiones Sau
5.86%, due 02/04/2013	100	104
Verizon Pennsylvania, Inc.
8.35%, due 12/15/2030	400	391
Electric Utilities (1.1%)
CenterPoint Energy Houston Electric LLC
5.75%, due 01/15/2014	60	60
Cleveland Electric Illuminating Co.
7.88%, due 11/01/2017	50	52
Columbus Southern Power Co.
6.05%, due 05/01/2018	30	28
Duke Energy Corp.
5.63%, due 11/30/2012	100	106
6.25%, due 01/15/2012	100	106
Duke Energy Indiana, Inc.
6.35%, due 08/15/2038	80	81
Exelon Generation Co. LLC
6.95%, due 06/15/2011	250	256
FirstEnergy Corp.
7.38%, due 11/15/2031	25	20
Florida Power & Light Co.
5.95%, due 02/01/2038	50	51
Florida Power Corp.
4.80%, due 03/01/2013	50	51
FPL Group Capital, Inc.
6.00%, due 03/01/2019	25	26
7.88%, due 12/15/2015	30	34
Indiana Michigan Power Co.
7.00%, due 03/15/2019	30	29
Jersey Central Power & Light Co.
7.35%, due 02/01/2019	15	15
KCP&L Greater Missouri Operations Co.
11.88%, due 07/01/2012 Ђ	90	95
Ohio Power Co.
5.75%, due 09/01/2013	100	100
Oncor Electric Delivery Co.
5.95%, due 09/01/2013 -144A	20	19
PECO Energy Co.
5.35%, due 03/01/2018	50	48
PG&E Corp.
5.75%, due 04/01/2014	100	101
PSEG Power LLC
7.75%, due 04/15/2011	115	121
Public Service Co. of Colorado
5.80%, due 08/01/2018	20	21
6.50%, due 08/01/2038	45	48
Public Service Electric & Gas Co.
5.30%, due 05/01/2018	30	30
6.33%, due 11/01/2013	60	65
Southern California Edison Co.
4.15%, due 09/15/2014	25	25
5.50%, due 08/15/2018	65	67
6.05%, due 03/15/2039	60	60
Virginia Electric and Power Co.
5.40%, due 04/30/2018	100	100
Wisconsin Electric Power Co.
6.00%, due 04/01/2014	35	38
Energy Equipment & Services (0.0%)
Waste Management, Inc.
7.38%, due 03/11/2019	35	36
Food & Staples Retailing (0.1%)
Kroger Co.
8.05%, due 02/01/2010	200	207
Food Products (0.2%)
General Mills, Inc.
6.00%, due 02/15/2012	25	26
Kellogg Co.
4.25%, due 03/06/2013	80	81
Kraft Foods, Inc.
6.13%, due 02/01/2018	100	100
6.75%, due 02/19/2014	50	54
6.88%, due 02/01/2038	50	49
7.00%, due 08/11/2037	75	74
Gas Utilities (0.2%)
KeySpan Gas East Corp.
7.88%, due 02/01/2010	100	102
Schlumberger Technology Corp.
6.50%, due 04/15/2012 -144A	50	52

The notes to the financial statements are an integral part of this report.

5

	Principal	Value
Gas Utilities (continued)
Southern California Gas Co.
4.80%, due 10/01/2012	$100	$102
Health Care Equipment & Supplies (0.0%)
Baxter International, Inc.
4.00%, due 03/01/2014	25	25
Health Care Providers & Services (0.0%)
WellPoint, Inc.
7.00%, due 02/15/2019	20	20
Household Products (0.0%)
Kimberly-Clark Corp.
7.50%, due 11/01/2018	15	18
Insurance (0.4%)
Berkshire Hathaway Finance Corp.
4.00%, due 04/15/2012 -144A	100	100
4.60%, due 05/15/2013	100	101
Jackson National Life Global Funding
5.38%, due 05/08/2013 -144A	100	86
MetLife Life and Annuity Co. of Connecticut
5.13%, due 08/15/2014 -144A	100	90
Protective Life Secured Trusts
4.00%, due 04/01/2011	250	232
Travelers Cos., Inc.
5.80%, due 05/15/2018	50	49
IT Services (0.0%)
Electronic Data Systems Corp.
6.00%, due 08/01/2013 Ђ	50	53
Machinery (0.0%)
Ingersoll-Rand Co. Ltd.
6.39%, due 11/15/2027	25	25
PACCAR, Inc.
6.38%, due 02/15/2012	15	16
Parker Hannifin Corp.
5.50%, due 05/15/2018	20	20
Media (1.5%)
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	500	536
Comcast Corp.
5.50%, due 03/15/2011	250	254
COX Communications, Inc.
6.75%, due 03/15/2011	1,000	1,000
Historic TW, Inc.
9.15%, due 02/01/2023	500	497
News America Holdings, Inc.
8.88%, due 04/26/2023	30	29
Thomson Reuters Corp.
5.95%, due 07/15/2013	35	34
Viacom, Inc.
6.25%, due 04/30/2016	50	44
Metals & Mining (0.1%)
Alcoa, Inc.
5.55%, due 02/01/2017	60	40
BHP Billiton Finance USA, Ltd.
5.50%, due 04/01/2014	50	50
Multiline Retail (0.1%)
Target Corp.
6.00%, due 01/15/2018	100	100
Multi-Utilities (0.2%)
Dominion Resources, Inc.
6.25%, due 06/30/2012	144	149
DTE Energy Co.
6.65%, due 04/15/2009	200	200
Sempra Energy
8.90%, due 11/15/2013	50	54
Oil, Gas & Consumable Fuels (0.6%)
Anadarko Petroleum Corp.
8.70%, due 03/15/2019	80	80
Atmos Energy Corp.
8.50%, due 03/15/2019	35	36
Canadian Natural Resources, Ltd.
5.90%, due 02/01/2018	25	22
Carolina Power & Light Co.
5.30%, due 01/15/2019	50	51
Conoco Funding Co.
7.25%, due 10/15/2031	50	51
ConocoPhillips
5.63%, due 10/15/2016	100	104
5.75%, due 02/01/2019	75	75
Halliburton Co.
7.45%, due 09/15/2039	100	100
Marathon Oil Corp.
8.38%, due 05/01/2012	150	158
Shell International Finance BV
6.38%, due 12/15/2038	100	105
Spectra Energy Capital LLC
5.50%, due 03/01/2014	125	120
Transcanada Pipelines, Ltd.
4.00%, due 06/15/2013	50	48
Paper & Forest Products (0.1%)
International Paper Co.
4.00%, due 04/01/2010	165	157
Pharmaceuticals (0.0%)
AstraZeneca PLC
5.40%, due 06/01/2014	50	54
Eli Lilly & Co.
3.55%, due 03/06/2012	50	51
Real Estate Investment Trusts (0.1%)
Simon Property Group, LP
5.63%, due 08/15/2014	50	40
6.10%, due 05/01/2016	60	48
Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
7.13%, due 12/15/2010	200	210
Norfolk Southern Corp.
6.75%, due 02/15/2011	50	52
Union Pacific Corp.
5.65%, due 05/01/2017	50	48
Software (0.1%)
Oracle Corp.
5.25%, due 01/15/2016	30	31
5.75%, due 04/15/2018	100	104
6.50%, due 04/15/2038	30	30
Specialty Retail (0.0%)
Home Depot, Inc.
5.40%, due 03/01/2016	85	76
Staples, Inc.
9.75%, due 01/15/2014	45	47
Thrifts & Mortgage Finance (0.1%)
Countrywide Home Loans, Inc.
4.00%, due 03/22/2011	225	200
Water Utilities (0.1%)
American Water Capital Corp.
6.09%, due 10/15/2017	100	93

The notes to the financial statements are an integral part of this report.

6

	Principal	Value
Wireless Telecommunication Services (0.1%)
AT&T Wireless Services, Inc.
7.88%, due 03/01/2011	$100	$107
Vodafone Group PLC
5.00%, due 09/15/2015	115	112
Total Corporate Debt Securities (cost $30,525)		28,229

REPURCHASE AGREEMENT (3.8%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $6,398 on 04/01/2009 •	6,398	6,398
Total Repurchase Agreement (cost $6,398)		6,398

Total Investment Securities (cost $169,900) #		$171,850

NOTES TO SCHEDULE OF INVESTMENTS:

þ	PO - Principal Only.
*	Floating or variable rate note. Rate is listed as of 03/31/2009.
Ī	IO - Interest Only.
Џ	In default.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.
§	Illiquid. These securities aggregated to $366, or 0.21% of the Fund’s net assets.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $6,529.
#

Aggregate cost for federal income tax purposes is $169,900. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,688 and $5,738, respectively. Net unrealized appreciation for tax purposes is $1,950.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $9,049, or 5.31%, of the Fund’s net assets.

CBO	Collateralized Bond Obligation
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$—	$171,245	$605	$171,850

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
$938	$204	$—	$(1)	$2	$(538)	$605

The notes to the financial statements are an integral part of this report.

7

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Aerospace & Defense (3.0%)
Boeing Co.	12,300	$438
Goodrich Corp.	10,900	413
Honeywell International, Inc.	4,100	114
L-3 Communications Corp.	700	47
Northrop Grumman Corp.	11,900	519
United Technologies Corp.	18,500	795
Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,400	64
FedEx Corp.	300	13
United Parcel Service, Inc. -Class B	1,700	84
Auto Components (0.4%)
Johnson Controls, Inc.	26,800	322
Beverages (3.1%)
Coca-Cola Co.	34,500	1,517
Coca-Cola Enterprises, Inc.	2,900	38
PepsiCo, Inc.	15,100	777
Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc. ‡	3,000	113
Amgen, Inc. ‡	6,000	297
Celgene Corp. ‡	12,600	559
Gilead Sciences, Inc. ‡	18,000	834
Capital Markets (4.1%)
Bank of New York Mellon Corp.	24,600	694
Goldman Sachs Group, Inc.	9,400	996
Janus Capital Group, Inc.	17,400	116
Morgan Stanley	27,800	633
State Street Corp.	16,500	508
TD Ameritrade Holding Corp. ‡	15,500	214
Chemicals (2.7%)
Air Products & Chemicals, Inc.	5,200	293
Dow Chemical Co.	46,900	395
E.I. duPont de Nemours & Co.	20,400	456
Monsanto Co.	4,700	391
PPG Industries, Inc.	1,900	70
Praxair, Inc.	5,000	336
Rohm & Haas Co.	700	55
Commercial Banks (2.1%)
BB&T Corp.	4,700	80
Comerica, Inc.	1,300	24
Fifth Third Bancorp	5,700	17
KeyCorp	14,500	114
M&T Bank Corp.	200	9
PNC Financial Services Group, Inc.	400	12
Regions Financial Corp.	1,400	6
TCF Financial Corp.	300	4
US Bancorp	29,400	429
Wells Fargo & Co.	57,000	811
Zions Bancorp	5,600	55
Commercial Services & Supplies (0.1%)
Tyco International, Ltd.	600	12
Waste Management, Inc.	1,100	28
Communications Equipment (3.3%)
Cisco Systems, Inc. ‡	72,500	1,217
Corning, Inc.	27,000	358
Juniper Networks, Inc. ‡	5,600	84
Qualcomm, Inc.	22,500	875
Computers & Peripherals (5.6%)
Apple, Inc. ‡	9,100	956
Hewlett-Packard Co.	39,300	1,259
International Business Machines Corp.	15,900	1,540
Netapp, Inc. ‡	11,900	177
SanDisk Corp. ‡	14,600	185
Western Digital Corp. ‡	7,900	153
Construction & Engineering (0.1%)
Fluor Corp.	1,000	35
Jacobs Engineering Group, Inc. ‡	400	15
Consumer Finance (0.2%)
American Express Co.	6,200	84
Capital One Financial Corp.	3,900	48
Diversified Consumer Services (0.3%)
Apollo Group, Inc. -Class A ‡	200	16
ITT Educational Services, Inc. ‡	1,500	182
Diversified Financial Services (1.2%)
Bank of America Corp.	96,352	658
CIT Group, Inc.	13,100	37
Citigroup, Inc.	71,500	181
NYSE Euronext	1,300	23
Diversified Telecommunication Services (4.2%)
AT&T, Inc.	57,800	1,457
CenturyTel, Inc.	1,300	37
Verizon Communications, Inc.	54,600	1,648
Electric Utilities (2.5%)
American Electric Power Co., Inc.	14,000	354
Consolidated Edison, Inc.	11,300	447
Edison International	3,800	109
Exelon Corp.	10,800	489
FirstEnergy Corp.	2,500	97
FPL Group, Inc.	2,300	117
NV Energy, Inc.	25,200	237
Pinnacle West Capital Corp.	1,800	48
PPL Corp.	300	9
Electrical Equipment (0.2%)
Emerson Electric Co.	2,900	83
Rockwell Automation, Inc.	4,500	98
Electronic Equipment & Instruments (0.2%)
Tyco Electronics, Ltd.	16,000	177
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	1,300	37
Diamond Offshore Drilling, Inc.	1,200	75
Halliburton Co.	33,100	512
Schlumberger, Ltd.	17,600	715
Smith International, Inc.	10,500	226
Weatherford International, Ltd. ‡	11,300	125
Food & Staples Retailing (4.0%)
CVS Caremark Corp.	30,400	836
Safeway, Inc.	29,200	590
Supervalu, Inc.	900	13
SYSCO Corp.	16,400	374
Wal-Mart Stores, Inc.	24,000	1,249
Food Products (1.6%)
General Mills, Inc.	9,500	474
Kraft Foods, Inc. -Class A	31,800	709
Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	11,000	563

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. ‡	800	$6
Covidien, Ltd.	11,600	386
Medtronic, Inc.	7,900	233
Zimmer Holdings, Inc. ‡	6,400	234
Health Care Providers & Services (1.8%)
Aetna, Inc.	13,300	324
Cardinal Health, Inc.	6,300	198
McKesson Corp.	9,100	319
UnitedHealth Group, Inc.	200	4
WellPoint, Inc. ‡	13,300	505
Health Care Technology (0.0%)
IMS Health, Inc.	100	1
Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	2,100	45
Darden Restaurants, Inc.	3,500	120
International Game Technology	29,200	269
McDonald’s Corp.	8,600	470
Royal Caribbean Cruises, Ltd.	12,500	100
Household Durables (0.4%)
Dr Horton, Inc.	15,000	146
KB Home	12,600	166
Mohawk Industries, Inc. ‡	100	3
Household Products (2.5%)
Kimberly-Clark Corp.	1,600	74
Procter & Gamble Co.	39,500	1,860
Industrial Conglomerates (1.2%)
3M Co.	1,600	80
General Electric Co.	77,600	784
Textron, Inc.	4,400	25
Insurance (1.9%)
Aflac, Inc.	3,200	62
Allstate Corp.	6,700	128
AON Corp.	1,700	69
Arch Capital Group, Ltd. ‡	500	27
Axis Capital Holdings, Ltd.	8,900	201
MetLife, Inc.	8,600	196
PartnerRe, Ltd.	600	37
Prudential Financial, Inc.	7,300	139
RenaissanceRe Holdings, Ltd.	7,700	381
Travelers Cos., Inc.	5,900	240
Internet & Catalog Retail (0.6%)
Amazon.com, Inc. ‡	5,300	389
Expedia, Inc. ‡	7,500	68
Internet Software & Services (1.7%)
Google, Inc. -Class A ‡	3,600	1,253
Yahoo, Inc. ‡	3,100	40
IT Services (1.2%)
Accenture, Ltd. -Class A	8,400	231
Affiliated Computer Services, Inc. -Class A ‡	1,200	57
Fidelity National Information Services, Inc.	100	2
Fiserv, Inc. ‡	300	11
Mastercard, Inc. -Class A	1,100	184
Paychex, Inc.	17,400	447
Western Union Co.	900	11
Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc. ‡	1,600	57
Machinery (2.3%)
Caterpillar, Inc.	11,900	333
Danaher Corp.	4,200	228
Deere & Co.	13,400	440
Ingersoll-Rand Co., Ltd. -Class A	12,900	178
PACCAR, Inc.	22,300	575
Parker Hannifin Corp.	800	27
Media (1.7%)
Comcast Corp. -Class A	100	1
News Corp. -Class A	12,600	83
Time Warner Cable, Inc. -Class A	6,461	160
Time Warner, Inc.	25,741	497
Walt Disney Co.	31,000	563
Metals & Mining (0.9%)
Alcoa, Inc.	200	1
Cigna Corp.	6,400	113
Freeport-McMoRan Copper & Gold, Inc.	12,500	477
Newmont Mining Corp.	3,300	148
Multiline Retail (0.5%)
Family Dollar Stores, Inc.	5,900	197
Kohl’s Corp. ‡	2,100	89
Target Corp.	1,900	65
Multi-Utilities (1.7%)
CMS Energy Corp.	24,700	292
PG&E Corp.	13,600	521
Public Service Enterprise Group, Inc.	16,300	480
Office Electronics (0.0%)
Seagate Technology, Inc. Ә ‡	8,700	♦
Oil, Gas & Consumable Fuels (10.8%)
Apache Corp.	9,500	609
Chesapeake Energy Corp.	13,300	227
Chevron Corp.	24,700	1,661
ConocoPhillips	22,400	877
Devon Energy Corp.	10,200	456
Exxon Mobil Corp.	42,700	2,908
Hess Corp.	6,600	358
Marathon Oil Corp.	14,600	384
Occidental Petroleum Corp.	10,700	595
Range Resources Corp.	500	21
Valero Energy Corp.	3,600	64
Paper & Forest Products (0.0%)
Weyerhaeuser Co.	300	8
Personal Products (0.5%)
Avon Products, Inc.	12,400	238
Estee Lauder Cos., Inc. -Class A	7,000	173
Pharmaceuticals (8.7%)
Abbott Laboratories	28,100	1,339
Allergan, Inc.	5,500	263
Bristol-Myers Squibb Co.	17,500	384
Eli Lilly & Co.	3,900	130
Johnson & Johnson	16,000	842
Merck & Co., Inc.	45,000	1,204
Pfizer, Inc.	96,200	1,310
Schering-Plough Corp.	33,000	777
Wyeth	9,500	409
Real Estate Investment Trusts (1.0%)
Alexandria Real Estate Equities, Inc.	2,100	76
Camden Property Trust	2,900	63
Digital Realty Trust, Inc.	2,200	73
Kimco Realty Corp.	3,800	29

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Real Estate Investment Trusts (continued)
ProLogis	400	$3
Realty Income Corp.	7,200	136
Senior Housing Properties Trust	4,200	59
Simon Property Group, Inc.	4,649	160
Ventas, Inc.	6,800	154
Road & Rail (1.8%)
CSX Corp.	18,400	476
Norfolk Southern Corp.	22,500	759
Union Pacific Corp.	3,300	136
Semiconductors & Semiconductor Equipment (2.2%)
Applied Materials, Inc.	8,700	94
Broadcom Corp. -Class A ‡	8,900	178
Intel Corp.	7,900	119
KLA-Tencor Corp.	10,800	216
LAM Research Corp. ‡	11,800	269
LSI Corp. ‡	58,800	179
Marvell Technology Group, Ltd. ‡	7,200	66
Novellus Systems, Inc. ‡	5,200	86
Xilinx, Inc.	23,100	442
Software (3.6%)
Adobe Systems, Inc. ‡	10,900	233
Microsoft Corp.	108,800	1,998
Oracle Corp. ‡	26,400	477
Symantec Corp. ‡	1,000	15
Specialty Retail (1.6%)
Advance Auto Parts, Inc.	6,700	275
Best Buy Co., Inc.	4,000	152
Carmax, Inc. ‡	7,300	91
Home Depot, Inc.	9,500	224
Lowe’s Cos., Inc.	6,200	113
Staples, Inc.	17,600	319
Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc. ‡	4,100	68
Nike, Inc. -Class B	8,600	404
Polo Ralph Lauren Corp. -Class A	3,300	139
V.F. Corp.	6,900	394
Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	3,200	36
Tobacco (1.3%)
Altria Group, Inc.	51,200	820
Philip Morris International, Inc.	4,800	171
Trading Companies & Distributors (0.1%)
Fastenal Co.	600	19
GATX Corp.	1,700	35
Wireless Telecommunication Services (0.3%)
Crown Castle International Corp. ‡	1,600	33
Sprint Nextel Corp. ‡	59,200	211
Total Common Stocks (cost $100,510)		74,977

	Principal
U.S. GOVERNMENT OBLIGATION (0.5%)
U.S. Treasury Note
4.88%, due 06/30/2009 £	$360	364
Total U.S. Government Obligation (cost $365)		364

REPURCHASE AGREEMENT (0.8%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $614 on 04/01/2009 •	614	614
Total Repurchase Agreement (cost $614)		614

Total Investment Securities (cost $101,489) #		$75,955

FUTURES CONTRACTS:

Description	Contracts G	Expiration Date	Net Unrealized Appreciation
S&P 500 Index	5	06/18/2009	$36

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
♦	Value is less than $1.
Ә	Security fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $629.
£	All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated is $364.
G	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $101,489. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,292 and $26,826, respectively. Net unrealized depreciation for tax purposes is $25,534.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$74,977	$978	$—	$75,955	$—	$36	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

3

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.9%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc. ‡	18,800	$1,259
L-3 Communications Corp.	5,600	380
Precision Castparts Corp.	28,260	1,692
Auto Components (0.5%)
Wabco Holdings, Inc.	66,400	817
Beverages (0.4%)
Brown-Forman Corp. -Class B	15,574	605
Building Products (0.1%)
Owens Corning, Inc. ‡	18,000	163
Capital Markets (1.8%)
Affiliated Managers Group, Inc. ‡	11,850	494
Northern Trust Corp.	14,400	861
T. Rowe Price Group, Inc.	55,300	1,597
Chemicals (4.0%)
Air Products & Chemicals, Inc.	16,100	906
Albemarle Corp.	117,700	2,562
PPG Industries, Inc.	45,400	1,675
Sigma-Aldrich Corp.	37,700	1,425
Commercial Banks (5.9%)
Bancorpsouth, Inc.	25,800	538
City National Corp.	11,100	375
Cullen/Frost Bankers, Inc.	56,400	2,647
M&T Bank Corp.	79,500	3,596
Synovus Financial Corp.	197,900	643
TCF Financial Corp.	90,700	1,067
Wilmington Trust Corp.	82,600	800
Commercial Services & Supplies (1.5%)
Republic Services, Inc. -Class A	138,750	2,379
Computers & Peripherals (0.3%)
NCR Corp. ‡	64,600	514
Construction Materials (0.5%)
Vulcan Materials Co.	18,000	797
Containers & Packaging (1.9%)
Ball Corp.	71,100	3,086
Distributors (1.7%)
Genuine Parts Co.	93,200	2,783
Diversified Consumer Services (0.7%)
H&R Block, Inc.	61,400	1,117
Diversified Telecommunication Services (1.2%)
CenturyTel, Inc.	47,800	1,344
Windstream Corp.	86,060	694
Electric Utilities (4.3%)
American Electric Power Co., Inc.	128,800	3,253
FirstEnergy Corp.	35,000	1,351
Westar Energy, Inc.	135,000	2,367
Electrical Equipment (0.5%)
Cooper Industries, Ltd. -Class A	32,000	828
Electronic Equipment & Instruments (3.9%)
Amphenol Corp. -Class A	81,400	2,319
Arrow Electronics, Inc. ‡	135,400	2,581
Tyco Electronics, Ltd.	127,100	1,403
Food & Staples Retailing (2.5%)
Safeway, Inc.	187,500	3,785
SYSCO Corp.	18,100	412
Food Products (1.0%)
JM Smucker Co.	45,200	1,685
Gas Utilities (4.3%)
Energen Corp.	117,700	3,429
EQT Corp.	68,700	2,152
Oneok, Inc.	46,300	1,048
Questar Corp.	13,200	388
Health Care Equipment & Supplies (1.4%)
Becton Dickinson & Co.	34,800	2,340
Health Care Providers & Services (3.5%)
Community Health Systems, Inc. ‡	56,400	865
Coventry Health Care, Inc. ‡	97,650	1,264
Lincare Holdings, Inc. ‡	88,900	1,938
VCA Antech, Inc. ‡	70,200	1,583
Hotels, Restaurants & Leisure (2.2%)
Burger King Holdings, Inc.	70,500	1,618
Marriott International, Inc. -Class A	120,700	1,975
Household Durables (1.2%)
Fortune Brands, Inc.	63,300	1,554
Jarden Corp. ‡	36,600	464
Household Products (1.0%)
Clorox Co.	31,700	1,632
Industrial Conglomerates (1.2%)
Carlisle Cos., Inc.	96,900	1,902
Insurance (11.0%)
Assurant, Inc.	131,750	2,870
Cincinnati Financial Corp.	138,925	3,177
Everest RE Group, Ltd.	34,200	2,421
Loews Corp.	25,200	557
Old Republic International Corp.	395,825	4,283
OneBeacon Insurance Group, Ltd. -Class A §	182,447	1,762
Principal Financial Group, Inc.	120,800	988
W.R. Berkley Corp.	86,700	1,955
IT Services (1.0%)
Total System Services, Inc.	58,982	814
Western Union Co.	64,500	811
Machinery (1.1%)
Dover Corp.	33,000	871
Illinois Tool Works, Inc.	30,800	950
Media (3.6%)
Cablevision Systems Corp. -Class A	88,700	1,148
Clear Channel Outdoor Holdings, Inc. -Class A ‡	159,884	587
Omnicom Group, Inc.	30,000	702
Scripps Networks Interactive, Inc. -Class A	64,100	1,443
Washington Post Co. -Class B	5,655	2,019
Multi-Utilities (5.6%)
CMS Energy Corp.	239,800	2,839
PG&E Corp.	83,350	3,186
Xcel Energy, Inc.	166,500	3,102
Oil, Gas & Consumable Fuels (5.4%)
CVR Energy, Inc. ‡	144,100	798
Devon Energy Corp.	40,100	1,792
Kinder Morgan Management LLC ‡	55,267	2,253
Teekay Corp.	96,300	1,370
Williams Cos., Inc.	222,600	2,534
Real Estate Investment Trusts (4.2%)
Kimco Realty Corp.	188,400	1,436
Public Storage, Inc.	19,900	1,099
Rayonier, Inc.	11,303	342

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Real Estate Investment Trusts (continued)
Regency Centers Corp.	54,800	$1,456
Ventas, Inc.	44,500	1,006
Vornado Realty Trust	46,919	1,559
Real Estate Management & Development (0.7%)
Brookfield Properties Corp.	207,475	1,191
Software (1.2%)
Jack Henry & Associates, Inc.	122,200	1,994
Specialty Retail (7.3%)
AutoNation, Inc. ‡	109,919	1,526
AutoZone, Inc. ‡	9,550	1,553
Bed Bath & Beyond, Inc. ‡	34,400	851
Gap, Inc.	126,200	1,639
Sherwin-Williams Co.	32,700	1,699
Staples, Inc.	95,500	1,730
Tiffany & Co.	68,500	1,477
TJX Cos., Inc.	52,000	1,333
Textiles, Apparel & Luxury Goods (1.9%)
Columbia Sportswear Co.	22,000	658
V.F. Corp.	42,900	2,450
Thrifts & Mortgage Finance (1.4%)
People’s United Financial, Inc.	128,100	2,302
Tobacco (0.8%)
Lorillard, Inc.	20,000	1,235
Water Utilities (0.5%)
American Water Works Co., Inc.	43,900	845
Wireless Telecommunication Services (1.7%)
Telephone & Data Systems, Inc. -Class L §	113,900	2,694
Total Common Stocks (cost $239,960)		158,259

	Principal
REPURCHASE AGREEMENT (2.9%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $4,771 on 04/01/2009 •	$4,771	4,771
Total Repurchase Agreement (cost $4,771)		4,771

Total Investment Securities (cost $244,731) #		$163,030

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
§	Illiquid. These securities aggregated to $4,456, or 2.73% of the Fund’s net assets.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $4,871.
#

Aggregate cost for federal income tax purposes is $244,731. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,562 and $83,263, respectively. Net unrealized depreciation for tax purposes is $81,701.

DEFINITIONS:

LLC	Limited Liability Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$158,259	$4,771	$—	$163,030

The notes to the financial statements are an integral part of this report.

2

Transamerica Legg Mason Partners All Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.3%)
Aerospace & Defense (3.1%)
Boeing Co.	42,040	$1,496
Honeywell International, Inc.	72,266	2,012
Northrop Grumman Corp.	8,170	357
Air Freight & Logistics (2.3%)
United Parcel Service, Inc. -Class B	59,800	2,943
Building Products (0.3%)
Simpson Manufacturing Co., Inc.	22,670	409
Capital Markets (4.3%)
Franklin Resources, Inc.	47,980	2,584
Gamco Investors, Inc. -Class A	13,100	428
State Street Corp.	78,970	2,431
Teton Advisors, Inc. ‡ § Ә	195	♦
Chemicals (0.2%)
E.I. duPont de Nemours & Co.	12,830	286
Commercial Banks (1.3%)
Comerica, Inc.	64,990	1,190
East-West Bancorp, Inc.	35,191	161
Synovus Financial Corp.	93,170	303
Communications Equipment (3.4%)
Cisco Systems, Inc. ‡	207,222	3,475
Telefonaktiebolaget LM Ericsson ADR	93,540	757
Computers & Peripherals (2.3%)
International Business Machines Corp.	29,640	2,872
Construction & Engineering (1.5%)
Fluor Corp.	31,460	1,087
Jacobs Engineering Group, Inc. ‡	15,150	586
Perini Corp. ‡	21,290	262
Diversified Financial Services (4.7%)
Bank of America Corp.	322,800	2,201
JPMorgan Chase & Co.	141,240	3,755
Energy Equipment & Services (6.0%)
Baker Hughes, Inc.	61,420	1,754
Halliburton Co.	103,870	1,607
Schlumberger, Ltd.	53,680	2,179
Transocean, Ltd. ‡	16,856	992
Weatherford International, Ltd. ‡	101,410	1,123
Food & Staples Retailing (3.0%)
Wal-Mart Stores, Inc.	72,280	3,766
Food Products (3.9%)
Kraft Foods, Inc. -Class A	87,191	1,944
Unilever PLC ADR	86,004	1,628
Unilever PLC	69,930	1,322
Health Care Providers & Services (1.2%)
McKesson Corp.	43,400	1,521
Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	14,000	302
Marriott International, Inc. -Class A	19,100	313
Industrial Conglomerates (3.0%)
General Electric Co.	138,070	1,396
McDermott International, Inc. ‡	178,180	2,386
Insurance (6.8%)
Allied World Assurance Co. Holdings, Ltd.	34,650	1,318
Chubb Corp.	99,620	4,215
CNA Surety Corp. ‡	164,426	3,032
Internet Software & Services (1.3%)
eBay, Inc. ‡	132,580	1,665
Life Sciences Tools & Services (0.6%)
ENZO Biochem, Inc. ‡	188,246	757
Machinery (1.8%)
Dover Corp.	49,100	1,295
PACCAR, Inc.	37,290	961
Media (4.1%)
Time Warner Cable, Inc. -Class A	21,463	532
Time Warner, Inc.	85,506	1,650
Walt Disney Co.	164,034	2,979
Metals & Mining (2.5%)
Barrick Gold Corp.	69,840	2,265
BHP Billiton, Ltd. ADR	7,000	312
Nucor Corp.	16,270	621
Oil, Gas & Consumable Fuels (5.2%)
Anadarko Petroleum Corp.	54,920	2,136
Chevron Corp.	26,640	1,791
ConocoPhillips	15,420	604
Exxon Mobil Corp.	24,460	1,666
Murphy Oil Corp.	7,370	330
Paper & Forest Products (1.0%)
Weyerhaeuser Co.	45,000	1,241
Pharmaceuticals (9.1%)
Abbott Laboratories	70,918	3,382
Johnson & Johnson	61,370	3,228
Merck & Co., Inc.	63,090	1,688
Novartis AG ADR	85,210	3,223
Professional Services (0.3%)
Robert Half International, Inc.	18,800	335
Real Estate Investment Trusts (0.2%)
LaSalle Hotel Properties	39,190	229
Semiconductors & Semiconductor Equipment (9.6%)
Applied Materials, Inc.	355,800	3,824
Novellus Systems, Inc. ‡	117,850	1,960
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	315,819	2,827
Texas Instruments, Inc.	192,120	3,172
Varian Semiconductor Equipment Associates, Inc. ‡	13,330	289
Verigy, Ltd. ‡	19,912	164
Software (3.6%)
Citrix Systems, Inc. ‡	32,450	735
Lawson Software, Inc. ‡	164,740	700
Microsoft Corp.	172,910	3,176
Specialty Retail (4.8%)
Gap, Inc.	109,180	1,418
Home Depot, Inc.	157,910	3,721
Penske Auto Group, Inc.	45,820	428
Williams-Sonoma, Inc.	49,550	499
Wireless Telecommunication Services (2.4%)
Vodafone Group PLC ADR	169,674	2,956
Total Common Stocks (cost $165,609)		119,152

	Principal
REPURCHASE AGREEMENT (5.6%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $7,033 on 04/01/2009 •	$7,033	7,033
Total Repurchase Agreement (cost $7,033)		7,033

Total Investment Securities (cost $172,642) #		$126,185

The notes to the financial statements are an integral part of this report.

1

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
§	Illiquid. These securities aggregated to less than $1, or less than 0.00% of the Fund’s net assets.
Ә	Security fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.
♦	Value is less than $1.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $7,179.
#

Aggregate cost for federal income tax purposes is $172,642. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,199 and $50,656, respectively. Net unrealized depreciation for tax purposes is $46,457.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$118,190	$8,355	$—	$126,185

The notes to the financial statements are an integral part of this report.

2

Transamerica Marsico Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (0.3%)
Commercial Banks (0.3%)
Wells Fargo & Co., 8.00% ▲	80,025	$1,246
Total Preferred Stock (cost $1,536)		1,246

COMMON STOCKS (86.8%)
Aerospace & Defense (6.1%)
General Dynamics Corp.	214,353	8,915
Lockheed Martin Corp.	226,054	15,604
Biotechnology (1.5%)
Genzyme Corp. ‡	18,845	1,119
Gilead Sciences, Inc. ‡	103,234	4,782
Capital Markets (2.9%)
Goldman Sachs Group, Inc.	110,615	11,727
Chemicals (9.4%)
Air Products & Chemicals, Inc.	68,668	3,863
Monsanto Co.	211,494	17,575
Potash Corp. of Saskatchewan, Inc.	82,438	6,662
Praxair, Inc.	145,084	9,763
Commercial Banks (2.0%)
US Bancorp	556,751	8,134
Communications Equipment (3.0%)
Qualcomm, Inc.	315,776	12,287
Computers & Peripherals (5.7%)
Apple, Inc. ‡	160,321	16,853
International Business Machines Corp.	65,617	6,358
Diversified Financial Services (3.2%)
JPMorgan Chase & Co.	481,857	12,808
Energy Equipment & Services (4.0%)
Transocean, Ltd. ‡	278,471	16,385
Food & Staples Retailing (8.8%)
Costco Wholesale Corp.	196,547	9,104
CVS Caremark Corp.	470,002	12,920
Wal-Mart Stores, Inc.	264,514	13,782
Hotels, Restaurants & Leisure (10.0%)
McDonald’s Corp.	570,940	31,156
Wynn Resorts, Ltd. ‡	68,251	1,363
Yum! Brands, Inc.	279,732	7,687
Internet Software & Services (3.4%)
Google, Inc. -Class A ‡	39,095	13,607
IT Services (8.2%)
Mastercard, Inc. -Class A	98,925	16,568
Visa, Inc. -Class A	303,518	16,875
Metals & Mining (1.0%)
BHP Billiton, Ltd. ADR	105,800	4,184
Oil, Gas & Consumable Fuels (1.9%)
Petroleo Brasileiro SA ADR	246,930	7,524
Pharmaceuticals (6.1%)
Abbott Laboratories	135,446	6,461
Johnson & Johnson	76,684	4,034
Roche Holding AG ADR	189,386	6,515
Schering-Plough Corp.	337,981	7,959
Road & Rail (5.2%)
Norfolk Southern Corp.	191,176	6,452
Union Pacific Corp.	357,639	14,703
Specialty Retail (2.1%)
Lowe’s Cos., Inc.	472,042	8,615
Textiles, Apparel & Luxury Goods (2.3%)
Nike, Inc. -Class B	200,885	9,419
Total Common Stocks (cost $410,666)		351,763

	Principal
REPURCHASE AGREEMENT (12.9%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $52,428 on 04/01/2009 •	$52,428	52,428
Total Repurchase Agreement (cost $52,428)		52,428

Total Investment Securities (cost $464,630) #		$405,437

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2009.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/04/2009, and with a market value plus accrued interest of $53,479.
#

Aggregate cost for federal income tax purposes is $464,630. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,133 and $74,326, respectively. Net unrealized depreciation for tax purposes is $59,193.

DEFINITION:

ADR           American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$353,009	$52,428	$—	$405,437

The notes to the financial statements are an integral part of this report.

1

Transamerica MFS High Yield VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (4.3%)
Argentina Bonos
1.68%, due 08/03/2012 *	$883	$422
Banco Nacional de Desenvolvimento Economico E Social
6.37%, due 06/16/2018 -144A	635	604
Colombia Government International Bond
7.38%, due 03/18/2019	147	147
Export-Import Bank of Korea
8.13%, due 01/21/2014	311	320
Indonesia Government International Bond
10.38%, due 05/01/2014 -144A	115	120
6.88%, due 01/17/2018	233	190
Republic of Brazil
5.88%, due 01/15/2019	179	174
6.00%, due 01/17/2017	125	125
8.00%, due 01/15/2018	451	492
8.88%, due 10/14/2019	187	220
Republic of Colombia
7.38%, due 01/27/2017	376	381
Republic of El Salvador
8.25%, due 04/10/2032	700	546
Republic of Indonesia
6.88%, due 01/17/2018 -144A	323	258
Republic of Panama
7.25%, due 03/15/2015	621	633
Republic of Peru
6.55%, due 03/14/2037	1,003	897
7.13%, due 03/30/2019	176	179
Republic of the Philippines
8.38%, due 06/17/2019	100	109
9.38%, due 01/18/2017	277	323
9.50%, due 02/02/2030	211	250
Republic of Turkey
6.88%, due 03/17/2036	1,200	953
7.00%, due 03/11/2019	446	414
Republic of Uruguay
8.00%, due 11/18/2022	500	451
9.25%, due 05/17/2017	1,168	1,237
Republic of Venezuela
7.00%, due 12/01/2018	392	191
Total Foreign Government Obligations (cost $11,005)		9,636

MORTGAGE-BACKED SECURITIES (4.9%)
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class AM
5.39%, due 10/10/2045	507	231
Series 2007-3, Class A4
5.66%, due 06/10/2049	1,275	864
Series 2007-4, Class AM
5.81%, due 02/10/2051	494	199
Series 2007-5, Class AM
5.77%, due 02/10/2051	2,111	914
Falcon Franchise Loan LLC
Series 2003-1, Class IO
4.33%, due 01/05/2025 -144A Ī §	2,846	207
First Union National Bank Commercial Mortgage
Series 2000-C2, Class H
6.75%, due 10/15/2032	1,305	654
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class AM
5.34%, due 12/15/2039	468	211
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.70%, due 07/20/2017 - 12/10/2049	2,206	967
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A4
5.56%, due 11/10/2039	1,435	1,077
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, due 08/15/2048	350	226
Morgan Stanley Capital I
Series 2004-RR, Class FX
1.48%, due 04/28/2039 -144A Ī §	10,481	231
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP8, Class AM
5.44%, due 05/15/2045	1,472	633
Series 2007-CB18, Class AM
5.47%, due 06/12/2047	1,000	444
Series 2007-LD12, Class C
6.06%, due 02/15/2051	720	114
Series 2007-LDPX, Class A3
5.42%, due 01/15/2049	1,995	1,349
Merrill Lynch Mortgage Trust
Series 2007-C1, Class B
5.83%, due 06/12/2050	720	112
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, due 12/12/2049	1,592	718
Series 2007-7, Class A4
5.75%, due 06/12/2050	1,643	926
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class D
5.75%, due 04/15/2047	570	58
Series 2007-C33, Class AM
5.90%, due 02/15/2051	1,594	716
Total Mortgage-Backed Securities (cost $17,342)		10,851

ASSET-BACKED SECURITIES (0.3%)
Airlie LCDO Ltd.
Series 2006-AV3A, Class D
3.13%, due 12/22/2011 -144A § *	832	184
Babson CLO, Ltd.
Series 2006-1A, Class D
2.59%, due 07/15/2018 -144A *	785	75
Centerline, Inc.
Series 2004-RR3, Class H
6.08%, due 09/21/2045 -144A §	1,515	91
Crest, Ltd.
Series 2004-1A, Class G2
7.00%, due 01/28/2040	1,422	192
CW Capital Cobalt, Ltd.
Series 2005-1A, Class F2
6.23%, due 05/25/2045 -144A	1,112	44
Series 2006-2A, Class F
2.46%, due 04/26/2050 -144A § *	1,000	40

The notes to the financial statements are an integral part of this report.

1

Principal	Value
ASSET-BACKED SECURITIES (continued)
Wachovia CRE
Series 2006-1A, Class G
2.57%, due 09/25/2026 -144A § *	$432	$17
Total Asset-Backed Securities (cost $6,815)	643

CORPORATE DEBT SECURITIES (75.3%)
Aerospace & Defense (1.9%)
Bombardier, Inc.
6.30%, due 05/01/2014 -144A	875	617
L-3 Communications Corp.
5.88%, due 01/15/2015	1,170	1,084
6.13%, due 01/15/2014	1,095	1,034
Transdigm, Inc.
7.75%, due 07/15/2014	600	560
Vought Aircraft Industries, Inc.
8.00%, due 07/15/2011	2,010	784
Air Freight & Logistics (0.1%)
TGI International, Ltd.
9.50%, due 10/03/2017 -144A	271	234
Airlines (1.0%)
American Airlines Pass-Through Trust 2001-02
7.86%, due 10/01/2011	875	709
Continental Airlines, Inc.
6.75%, due 09/15/2018	216	160
6.90%, due 07/02/2018	355	252
7.34%, due 04/19/2014	1,897	1,242
Auto Components (0.6%)
Goodyear Tire & Rubber Co.
9.00%, due 07/01/2015	1,775	1,367
Automobiles (0.0%)
General Motors Corp.
8.38%, due 07/15/2033	372	45
Building Products (1.0%)
Associated Materials, Inc.
9.75%, due 04/15/2012	645	510
Building Materials Corp. of America
7.75%, due 08/01/2014	790	542
Nortek, Inc.
8.50%, due 09/01/2014	365	37
10.00%, due 12/01/2013	930	388
Ply Gem Industries, Inc.
9.00%, due 02/15/2012	631	156
11.75%, due 06/15/2013	1,195	532
Capital Markets (0.1%)
Nuveen Investments, Inc.
10.50%, due 11/15/2015 -144A	1,155	323
Chemicals (2.3%)
JohnsonDiversey, Inc.
9.63%, due 05/15/2012	EUR	2,795	2,601
Koppers Holdings, Inc.
9.88%, due 11/15/2014 Ђ	1,779	1,450
Momentive Performance Materials, Inc.
10.13%, due 12/01/2014 Ђ	1,240	242
11.50%, due 12/01/2016 Ђ	800	150
Nalco Co.
7.75%, due 11/15/2011	245	241
8.88%, due 11/15/2013	450	432
Commercial Banks (0.4%)
Korea Development Bank
8.00%, due 01/23/2014	333	343
RSHB Capital SA
7.13%, due 01/14/2014 -144A	100	78
7.13%, due 01/14/2014 Reg S	549	427
Commercial Services & Supplies (0.8%)
Corrections Corp. of America
6.25%, due 03/15/2013	1,000	958
Geo Group, Inc.
8.25%, due 07/15/2013	870	807
Quebecor World Capital Corp.
6.13%, due 11/15/2013 Џ	690	12
Consumer Finance (0.5%)
Ford Motor Credit Co. LLC
9.75%, due 09/15/2010 Ђ	965	794
12.00%, due 05/15/2015	384	291
Containers & Packaging (2.1%)
Crown Americas
7.63%, due 11/15/2013	1,140	1,143
Graham Packaging Co., Inc.
9.88%, due 10/15/2014	1,100	710
Graphic Packaging International, Inc.
9.50%, due 08/15/2013	1,135	812
Greif, Inc.
6.75%, due 02/01/2017	1,175	1,066
Jefferson Smurfit Corp.
8.25%, due 10/01/2012 Џ	725	91
Owens Brockway Glass Container, Inc.
8.25%, due 05/15/2013	745	749
Smurfit-Stone Container Enterprises, Inc.
8.00%, due 03/15/2017 Џ	804	96
Distributors (0.1%)
Kar Holdings, Inc.
5.17%, due 05/01/2014 *	660	310
Diversified Consumer Services (0.9%)
Service Corp. International
7.00%, due 06/15/2017 Ђ	1,660	1,411
7.38%, due 10/01/2014	735	684
Diversified Financial Services (5.4%)
Bank of America Corp.
8.00%, due 01/30/2018 ■ Ž	2,895	1,159
El Paso Performance-Linked Trust
7.75%, due 07/15/2011 -144A	2,165	2,076
FCE Bank PLC
7.13%, due 01/16/2012	EUR	2,400	2,169
Firekeepers Development Authority
13.88%, due 05/01/2015 -144A §	530	323
Fresenius US Finance II, Inc.
9.00%, due 07/15/2015 -144A §	720	749
Global Village Telecom Finance LLC
12.00%, due 06/30/2011 -144A	325	322
GMAC LLC
6.75%, due 12/01/2014 -144A §	1,250	726
6.88%, due 09/15/2011 -144A §	1,450	1,030
7.00%, due 02/01/2012 -144A §	365	252
8.00%, due 11/01/2031 -144A §	544	262
Hawker Beechcraft Acquisition Company LLC
8.50%, due 04/01/2015	795	203
Independencia International, Ltd.
9.88%, due 05/15/2015 -144A	288	46
Isa Capital Do Brasil SA
8.80%, due 01/30/2017 Reg S	429	382

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
Diversified Financial Services (continued)
Janus Capital Group, Inc.
6.95%, due 06/15/2017 Ђ	$650	$322
JPMorgan Chase & Co.
7.90%, due 04/30/2018 ■ Ž	2,130	1,369
Kar Holdings, Inc.
10.00%, due 05/01/2015	1,260	548
Local TV Finance LLC
9.25%, due 06/15/2015 -144A §	1,050	105
Smurfit Kappa Funding PLC
7.75%, due 04/01/2015	170	100
Diversified Telecommunication Services (6.6%)
Cincinnati Bell, Inc.
8.38%, due 01/15/2014	2,200	2,069
Frontier Communications Corp.
9.25%, due 05/15/2011	1,754	1,780
Intelsat Jackson Holdings, Ltd.
9.50%, due 06/15/2016 -144A	1,010	949
Nordic Telephone Co. Holdings ApS
8.88%, due 05/01/2016 -144A	1,341	1,254
Qwest Capital Funding, Inc.
7.25%, due 02/15/2011	945	902
Qwest Communications International, Inc.
7.25%, due 02/15/2011 Ђ	475	458
Qwest Corp.
7.88%, due 09/01/2011	650	640
8.88%, due 03/15/2012 Ђ	1,240	1,225
Sprint Capital Corp.
8.38%, due 03/15/2012	1,200	1,080
8.75%, due 03/15/2032	590	395
Virgin Media Finance PLC
9.13%, due 08/15/2016	1,290	1,200
Wind Acquisition Finance SA
10.75%, due 12/01/2015 -144A §	1,730	1,713
Windstream Corp.
8.63%, due 08/01/2016	1,045	1,027
Electric Utilities (1.6%)
Centrais Eletricas Brasileiras SA
7.75%, due 11/30/2015 Reg S	384	384
EEB International, Ltd.
8.75%, due 10/31/2014 -144A	219	204
Majapahit Holding BV
7.25%, due 06/28/2017 -144A	262	183
Mirant North America LLC
8.30%, due 05/01/2011	800	776
Texas Competitive Electric Holdings Co. LLC
10.25%, due 11/01/2015 Ђ	4,040	2,020
Electrical Equipment (0.1%)
Baldor Electric Co.
8.63%, due 02/15/2017	300	238
Electronic Equipment & Instruments (0.7%)
Innophos, Inc.
8.88%, due 08/15/2014 Ђ	1,895	1,554
Energy Equipment & Services (0.5%)
Atlas Pipeline Partners, LP
8.75%, due 06/15/2018	935	524
El Paso Corp.
8.25%, due 02/15/2016	545	516
Food & Staples Retailing (0.3%)
Couche-Tard US, LP
7.50%, due 12/15/2013	190	187
Rite Aid Corp.
7.50%, due 03/01/2017	730	376
Food Products (2.5%)
B&G Foods, Inc.
8.00%, due 10/01/2011	1,105	1,033
Dean Foods Co.
7.00%, due 06/01/2016	1,550	1,473
Del Monte Corp.
6.75%, due 02/15/2015	2,205	2,072
Michael Foods, Inc.
8.00%, due 11/15/2013	1,165	1,037
Health Care Equipment & Supplies (2.2%)
Biomet, Inc.
10.00%, due 10/15/2017	1,165	1,153
11.63%, due 10/15/2017	990	874
Cooper Cos., Inc.
7.13%, due 02/15/2015	855	772
Universal Hospital Services, Inc.
5.94%, due 06/01/2015 *	290	210
8.50%, due 06/01/2015	1,435	1,277
VWR Funding, Inc.
10.25%, due 07/15/2015	845	575
Health Care Providers & Services (5.3%)
Community Health Systems, Inc.
8.88%, due 07/15/2015	2,260	2,136
Davita, Inc.
6.63%, due 03/15/2013	585	567
7.25%, due 03/15/2015	2,013	1,935
HCA, Inc.
6.38%, due 01/15/2015	1,085	711
9.25%, due 11/15/2016	3,875	3,526
Psychiatric Solutions, Inc.
7.75%, due 07/15/2015	1,020	921
US Oncology, Inc.
10.75%, due 08/15/2014	2,095	1,927
Hotels, Restaurants & Leisure (2.9%)
Boyd Gaming Corp.
6.75%, due 04/15/2014	1,820	1,055
Fontainebleau Las Vegas Capital Corp.
11.00%, due 06/15/2015 -144A Ђ	900	27
Harrah’s Operating Co., Inc.
10.00%, due 12/15/2018 -144A §	926	278
10.75%, due 02/01/2016	4,036	767
MGM Mirage, Inc.
5.88%, due 02/27/2014	975	341
7.50%, due 06/01/2016	540	189
8.38%, due 02/01/2011	1,075	113
8.50%, due 09/15/2010	1,160	476
Pinnacle Entertainment, Inc.
7.50%, due 06/15/2015	2,560	1,586
8.75%, due 10/01/2013	110	97
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, due 05/15/2018	485	320
7.88%, due 05/01/2012 Ђ	665	568
Station Casinos, Inc.
6.00%, due 04/01/2012	490	123
6.50%, due 02/01/2014	2,290	115
6.88%, due 03/01/2016	2,540	127
Trump Entertainment Resorts, Inc.
8.50%, due 06/01/2015 Џ	3,325	266
Household Durables (0.4%)
Jarden Corp.
7.50%, due 05/01/2017	1,030	829

The notes to the financial statements are an integral part of this report.

3

	Principal	Value
Independent Power Producers & Energy Traders (3.2%)
AES Corp.
8.00%, due 10/15/2017	$1,965	$1,685
Edison Mission Energy
7.00%, due 05/15/2017	1,520	1,110
Mirant North America LLC
7.38%, due 12/31/2013	445	403
NRG Energy, Inc.
7.38%, due 02/01/2016	3,745	3,482
Reliant Energy, Inc.
7.88%, due 06/15/2017	445	352
Industrial Conglomerates (0.1%)
AMH Holdings, Inc.
11.25%, due 03/01/2014 Ђ	785	236
Insurance (0.2%)
USI Holdings Corp.
9.75%, due 05/15/2015 -144A §	1,030	464
Internet & Catalog Retail (0.4%)
Ticketmaster Entertainment, Inc.
10.75%, due 07/28/2016 -144A	1,355	921
IT Services (0.8%)
Aramark Corp.
8.50%, due 02/01/2015	900	828
SunGard Data Systems, Inc.
10.25%, due 08/15/2015	1,588	1,111
Machinery (1.3%)
Accuride Corp.
8.50%, due 02/01/2015	1,040	221
Allison Transmission, Inc.
11.00%, due 11/01/2015 -144A	2,435	1,157
Blount, Inc.
8.88%, due 08/01/2012	605	570
Case New Holland, Inc.
7.13%, due 03/01/2014	1,290	948
Media (7.3%)
Allbritton Communications Co.
7.75%, due 12/15/2012	2,298	850
AMC Entertainment, Inc.
11.00%, due 02/01/2016	985	896
American Media Operations, Inc.
9.00%, due 05/01/2013 -144A §	23	11
10.25%, due 05/01/2009 Ə ^	999	306
14.00%, due 11/01/2013 -144A §	233	117
Bonten Media Acquisition Co.
9.00%, due 06/01/2015 -144A §	1,345	230
Canwest, LP
9.25%, due 08/01/2015 -144A	450	32
Charter Communications Operating Holdings, LLC
8.75%, due 11/15/2013 Џ	2,145	1,791
Charter Communications Operating LLC
8.38%, due 04/30/2014 -144A Џ	915	805
10.88%, due 09/15/2014 -144A Џ	465	451
Clear Channel Communications, Inc.
10.75%, due 08/01/2016 -144A	555	101
CSC Holdings, Inc.
6.75%, due 04/15/2012	1,275	1,227
8.50%, due 06/15/2015 -144A §	995	975
Dex Media, Inc.
9.88%, due 08/15/2013	2,553	511
Direct Holdings
7.63%, due 05/15/2016	1,485	1,455
Idearc, Inc.
8.00%, due 11/15/2016 Џ	999	26
Lamar Media Corp.
6.63%, due 08/15/2015	2,545	1,859
LBI Media, Inc.
8.50%, due 08/01/2017 -144A §	955	258
Lin Television Corp.
6.50%, due 05/15/2013	1,740	905
Marquee Holdings, Inc.
12.00%, due 08/15/2014 Ђ	745	522
Mediacom LLC Group
9.50%, due 01/15/2013	660	617
Newport Television LLC
13.00%, due 03/15/2017 -144A	1,780	62
Nexstar Broadcasting, Inc.
7.00%, due 01/15/2014 -144A	1,309	412
7.00%, due 01/15/2014	434	189
Nielsen Finance LLC
10.00%, due 08/01/2014	1,090	937
Tribune Co.
5.25%, due 08/15/2015 Џ	1,045	39
Univision Communications, Inc.
9.75%, due 03/15/2015 -144A	2,530	253
Videotron Ltee
6.88%, due 01/15/2014	250	236
Young Broadcasting, Inc.
8.75%, due 01/15/2014 Џ	535	♦
Metals & Mining (3.0%)
Corporacion Nacional Del Cobrent
5.63%, due 09/21/2035 Reg S	1,563	1,354
7.50%, due 01/15/2019 -144A	106	119
FMG Finance Property, Ltd.
10.63%, due 09/01/2016 -144A	2,015	1,693
Freeport-McMoRan Copper & Gold, Inc.
5.00%, due 04/01/2015 *	790	650
8.38%, due 04/01/2017	2,360	2,207
Rio Tinto Finance USA, Ltd.
5.88%, due 07/15/2013	655	587
Oil, Gas & Consumable Fuels (11.9%)
Arch Western Finance LLC
6.75%, due 07/01/2013 Ђ	1,120	1,025
Atlas Pipeline Partners, LP
8.13%, due 12/15/2015	1,025	584
Chaparral Energy, Inc.
8.88%, due 02/01/2017 Ђ	2,295	792
Chesapeake Energy Corp.
6.38%, due 06/15/2015	1,755	1,478
7.00%, due 08/15/2014	615	541
9.50%, due 02/15/2015	600	584
Dynegy Holdings, Inc.
7.50%, due 06/01/2015	960	655
7.75%, due 06/01/2019	630	410
Forest Oil Corp.
7.25%, due 06/15/2019 -144A	240	190
7.25%, due 06/15/2019	2,055	1,622
Hilcorp Energy I LP
7.75%, due 11/01/2015 -144A	325	237
9.00%, due 06/01/2016 -144A	1,240	918

The notes to the financial statements are an integral part of this report.

4

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Kazmunaigaz Finance Sub BV
8.38%, due 07/02/2013 -144A	$649	$539
9.13%, due 07/02/2018 -144A	437	321
Mariner Energy, Inc.
8.00%, due 05/15/2017	2,030	1,339
McMoRan Exploration Co.
11.88%, due 11/15/2014	550	380
Morgan Stanley Bank AG
9.63%, due 03/01/2013 Reg S	630	601
9.63%, due 03/01/2013 -144A	920	871
Naftogaz Ukrainy
8.13%, due 09/30/2009	300	179
Newfield Exploration Co.
6.63%, due 09/01/2014	1,330	1,199
Opti Canada, Inc.
8.25%, due 12/15/2014	2,370	1,061
Peabody Energy Corp.
5.88%, due 04/15/2016	820	730
7.38%, due 11/01/2016	1,935	1,915
Pemex Project Funding Master Trust
5.75%, due 03/01/2018	813	679
6.63%, due 06/15/2035	28	20
Petrobras International Finance Co.
7.88%, due 03/15/2019	671	694
PetroHawk Energy Corp.
10.50%, due 08/01/2014 -144A	785	781
Petroleos de Venezuela SA
5.25%, due 04/12/2017	1,164	486
Petroleos Mexicanos
8.00%, due 05/03/2019 -144A	632	616
Petroleum Co. of Trinidad & Tobago, Ltd.
6.00%, due 05/08/2022 -144A	382	272
Plains Exploration & Production Co.
7.00%, due 03/15/2017	1,835	1,458
Quicksilver Resources, Inc.
7.13%, due 04/01/2016	2,400	1,140
8.25%, due 08/01/2015	560	361
Sandridge Energy, Inc.
8.00%, due 06/01/2018 -144A	1,075	790
Transcontinental Gas Pipe Line Corp.
7.00%, due 08/15/2011	289	293
Williams Partners, LP
7.25%, due 02/01/2017	1,030	876
Paper & Forest Products (1.7%)
Buckeye Technologies, Inc.
8.50%, due 10/01/2013	2,045	1,788
Georgia-Pacific LLC
7.13%, due 01/15/2017 -144A	965	893
8.00%, due 01/15/2024	495	394
Millar Western Forest Products, Ltd.
7.75%, due 11/15/2013	1,545	518
Newpage Corp.
10.00%, due 05/01/2012	425	148
Real Estate Investment Trusts (0.6%)
Host Hotels & Resorts, Inc.
6.75%, due 06/01/2016	760	555
7.13%, due 11/01/2013	840	678
Real Estate Management & Development (0.2%)
Newland International Properties Corp.
9.50%, due 11/15/2014 -144A	869	365
Road & Rail (0.5%)
Hertz Corp.
8.88%, due 01/01/2014	1,955	1,185
Semiconductors & Semiconductor Equipment (0.4%)
Avago Technologies Finance Pte
11.88%, due 12/01/2015	815	628
Freescale Semiconductor, Inc.
8.88%, due 12/15/2014	805	169
Spansion, Inc.
11.25%, due 01/15/2016 -144A Џ	1,240	28
Software (0.4%)
First Data Corp.
9.88%, due 09/24/2015	1,470	860
Specialty Retail (1.5%)
AmeriGas Partners, LP
7.13%, due 05/20/2016	825	776
Collective Brands, Inc.
8.25%, due 08/01/2013	760	600
Inergy, LP/Inergy Finance Corp.
6.88%, due 12/15/2014	1,515	1,401
Sally Holdings LLC
10.50%, due 11/15/2016	610	534
Tobacco (0.7%)
Altria Group, Inc.
9.70%, due 11/10/2018	1,490	1,622
Wireless Telecommunication Services (0.8%)
Crown Castle International Corp.
9.00%, due 01/15/2015	925	926
Metropcs Wireless, Inc.
9.25%, due 11/01/2014	445	432
Nextel Communications, Inc.
6.88%, due 10/31/2013	375	214
Sprint Nextel Corp.
1.63%, due 06/28/2010 *	165	153
Total Corporate Debt Securities (cost $224,347)		167,422

	Shares
PREFERRED STOCKS (0.4%)
Diversified Financial Services (0.4%)
Bank of America Corp., 8.63% ▲	69,050	698
Preferred Blocker, Inc., 7.00% -144A ▲ §	707	141
Total Preferred Stocks (cost $1,949)		839

COMMON STOCKS (0.9%)
Diversified Telecommunication Services (0.1%)
Windstream Corp.	50,000	403
Hotels, Restaurants & Leisure (0.2%)
MGM Mirage, Inc. ‡	8,000	19
Pinnacle Entertainment, Inc. ‡	68,100	479
Media (0.6%)
American Media, Inc. ‡ Ə	4,422	2
Cablevision Systems Corp. -Class A	12,700	164
Comcast Corp. -Class A	45,900	627
Time Warner Cable, Inc. -Class A	5,566	138
Oil, Gas & Consumable Fuels (0.0%)
Chevron Corp.	1,100	74
Total Common Stocks (cost $4,026)		1,906

The notes to the financial statements are an integral part of this report.

5

	Principal	Value
LOAN ASSIGNMENTS (6.6%)
Airlines (0.4%)
Hawker Beechcraft Acquisition Company LLC
2.75%, due 03/26/2014 *	$2,122	$971
3.22%, due 03/26/2014 *	95	43
Automobiles (1.8%)
Accuride Corporation
8.00%, due 01/31/2012	181	104
Dayco Products, LLC
9.86%, due 12/31/2011 §	1,210	42
Federal-Mogul Corp.
2.45%, due 12/27/2014	1,218	601
Ford Motor Co.
3.56%, due 12/16/2013	2,920	1,407
General Motors Corp.
8.00%, due 11/29/2013	1,996	846
Hertz Corporation
Zero Coupon, due 12/21/2012	646	492
KAR Holdings, Inc.
3.14%, due 10/18/2013	273	194
Oshkosh Truck Corporation
Zero Coupon, due 12/06/2013	205	147
Building Products (0.1%)
Building Materials Corporation of America
3.88%, due 02/24/2014	209	148
Chemicals (0.2%)
LyondellBasell Chemical Company
9.17%, due 12/15/2009	152	150
LyondellBasell Cam Exchange
7.00%, due 12/20/2013 §	1,415	384
Electronic Equipment & Instruments (0.6%)
First Data Corp.
3.27%, due 09/24/2014	1,560	1,057
Freescale Semiconductor, Inc.
2.25%, due 11/29/2013	581	242
Energy Equipment & Services (1.2%)
NRG Energy, Inc.
2.72%, due 02/01/2013	707	638
2.82%, due 02/01/2013	376	340
Texas Competitive Electric Holdings Company, LLC
4.03%, due 10/10/2014	2,236	1,479
Health Care Providers & Services (0.5%)
Community Health Systems, Inc.
2.77%, due 07/25/2014 *	25	22
3.44%, due 07/25/2014 *	494	428
HCA, Inc.
3.47%, due 11/18/2013	860	734
Hotels, Restaurants & Leisure (0.1%)
Green Valley Ranch Gaming, LLC
3.81%, due 08/16/2014 §	1,626	158
Independent Power Producers & Energy Traders (0.4%)
Calpine Corp.
4.10%, due 03/29/2014	1,299	995
Media (1.1%)
Charter Communications Operating, LLC
3.21%, due 03/06/2014	935	768
Gray Television, Inc.
4.55%, due 12/31/2014	686	296
Nielsen Finance LLC
2.53%, due 08/09/2013	544	425
Tribune Company
5.25%, due 05/17/2014	1,866	420
Young Broadcasting, Inc.
4.75%, due 11/03/2012	1,627	575
Paper & Forest Products (0.1%)
Abitibi-Consolidated, Inc.
11.50%, due 03/30/2010	409	302
Specialty Retail (0.1%)
Michaels Stores, Inc.
2.76%, due 10/31/2013	418	233
Total Loan Assignments (cost $24,023)		14,641

CONVERTIBLE BOND (0.2%)
Diversified Telecommunication Services (0.2%)
Virgin Media, Inc.
6.50%, due 11/15/2016 -144A §	674	362
Total Convertible Bond (cost $373)		362

REPURCHASE AGREEMENT (2.2%)

State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $4,790 on 04/01/2009 •	4,790	4,790
Total Repurchase Agreement (cost $4,790)		4,790

	Shares
SECURITIES LENDING COLLATERAL (0.2%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.98% ▲	370	370
Total Securities Lending Collateral (cost $370)		370

Total Investment Securities (cost $295,040) #		$211,460

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2009.
Ī	IO - Interest Only.
^	All or a portion of this security is on loan. The value of all securities on loan is $306.
§	Illiquid. These securities aggregated to $9,350, or 4.20% of the Fund’s net assets.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
Џ	In default.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 03/31/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.
♦	Value is less than $1.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $4,886.
▲	Interest rate shown reflects the yield at 03/31/2009.
#

Aggregate cost for federal income tax purposes is $295,040. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,278 and $85,858, respectively. Net unrealized depreciation for tax purposes is $83,580.

The notes to the financial statements are an integral part of this report.

6

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $29,007, or 13.07%, of the Fund’s net assets.

EUR	Euro
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$2,743	$208,409	$308	$211,460

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
$4,339	$(111)	$6	$(260)	$396	$(4,062)	$308

The notes to the financial statements are an integral part of this report.

7

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.0%)
Australia (0.4%)
QBE Insurance Group, Ltd.	38,810	$521
Austria (0.8%)
Erste Group Bank AG	71,415	1,210
Bermuda (1.1%)
Li & Fung, Ltd.	658,000	1,543
Canada (1.8%)
Canadian National Railway Co.	74,170	2,629
Czech Republic (0.6%)
Komercni Banka AS	8,173	823
France (18.6%)
Air Liquide SA	33,070	2,689
AXA SA	197,690	2,373
GDF SUEZ	97,450	3,342
Legrand SA	109,830	1,908
LVMH Moet Hennessy Louis Vuitton SA	81,970	5,144
Pernod-Ricard SA	41,972	2,339
Schneider Electric SA	61,860	4,114
Total SA	62,530	3,092
Vivendi	62,800	1,661
Germany (10.1%)
Bayer AG	62,900	3,005
Deutsche Boerse AG	22,100	1,326
E.ON AG	43,726	1,213
Linde AG	65,240	4,430
Merck KGAA ‡	35,800	3,163
SAP AG	35,490	1,241
Hong Kong (0.6%)
CNOOC, Ltd.	888,000	892
India (1.3%)
Infosys Technologies, Ltd. ADR	69,990	1,864
Italy (0.7%)
Intesa Sanpaolo SpA	368,210	1,013
Japan (13.7%)
AEON Credit Service Co., Ltd.	98,400	901
Canon, Inc.	129,500	3,776
Fanuc, Ltd.	28,400	1,942
Hirose Electric Co., Ltd.	11,000	1,064
Hoya Corp.	150,500	2,995
INPEX Corp.	425	3,010
KAO Corp.	148,000	2,888
Konica Minolta Holdings, Inc.	56,500	492
Shin-Etsu Chemical Co., Ltd.	38,700	1,901
Tokyo Electron, Ltd.	15,900	596
Jersey, C.I. (1.8%)
WPP PLC	444,746	2,501
Korea, Republic of (1.3%)
Samsung Electronics Co., Ltd.	4,338	1,792
Mexico (1.3%)
America Movil SAB de CV - Series L ADR	36,970	1,001
Grupo Modelo SAB de CV - Series C	273,900	823
Netherlands (7.0%)
ASML Holding NV	53,541	943
Heineken NV	142,430	4,045
TNT NV	138,100	2,367
Wolters Kluwer NV	160,990	2,610
Singapore (1.2%)
Singapore Telecommunications, Ltd.	1,027,700	1,713
South Africa (0.7%)
MTN Group, Ltd.	88,670	984
Switzerland (16.3%)
Actelion, Ltd. ‡	30,038	1,371
Compagnie Financiere Richemont SA	79,315	1,238
Givaudan SA ‡	4,740	2,453
Julius Baer Holding AG	61,197	1,504
Nestle SA	228,135	7,707
Roche Holding AG	55,540	7,623
Sonova Holding AG	16,669	1,006
Swiss Reinsurance	29,430	481
Taiwan (1.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	206,992	1,853
United Kingdom (15.0%)
BHP Billiton, Ltd.	43,230	853
Burberry Group PLC	202,430	816
Diageo PLC	295,200	3,296
GlaxoSmithKline PLC	88,070	1,372
HSBC Holdings PLC	140,030	780
Ladbrokes PLC	331,530	870
Reckitt Benckiser Group PLC	145,060	5,443
Royal Dutch Shell PLC -Class A	120,830	2,716
Smiths Group PLC	147,118	1,411
Standard Chartered PLC	144,268	1,791
Tesco PLC	229,330	1,096
William Hill PLC	421,410	1,028
United States (2.4%)
Synthes, Inc.	30,300	3,375
Total Common Stocks (cost $217,975)		139,962

RIGHTS (0.4%)
United Kingdom (0.4%)
HSBC Holdings PLC	58,345	118
William Hill PLC	421,410	387
Total Rights (cost $1,434)		505

	Principal
REPURCHASE AGREEMENT (0.3%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $373 on 04/01/2009 •	$373	373
Total Repurchase Agreement (cost $373)		373

Total Investment Securities (cost $219,782) #		$140,840

The notes to the financial statements are an integral part of this report.

1

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Pharmaceuticals	10.8%	$15,163
Chemicals	8.0	11,473
Beverages	7.4	10,503
Oil, Gas & Consumable Fuels	6.8	9,710
Household Products	6.0	8,331
Food Products	5.5	7,707
Textiles, Apparel & Luxury Goods	5.1	7,198
Media	4.9	6,772
Electrical Equipment	4.2	6,022
Commercial Banks	4.1	5,735
Semiconductors & Semiconductor Equipment	3.7	5,184
Health Care Equipment & Supplies	3.1	4,381
Office Electronics	3.1	4,268
Electronic Equipment & Instruments	2.9	4,059
Insurance	2.4	3,375
Multi-Utilities	2.3	3,342
Road & Rail	1.9	2,629
Air Freight & Logistics	1.7	2,367
Hotels, Restaurants & Leisure	1.6	2,285
Wireless Telecommunication Services	1.4	1,985
Machinery	1.4	1,942
IT Services	1.3	1,864
Diversified Telecommunication Services	1.2	1,713
Distributors	1.1	1,543
Capital Markets	1.1	1,504
Industrial Conglomerates	1.0	1,411
Biotechnology	1.0	1,371
Diversified Financial Services	0.9	1,326
Software	0.9	1,241
Electric Utilities	0.9	1,213
Food & Staples Retailing	0.8	1,096
Consumer Finance	0.6	901
Metals & Mining	0.6	853
Investment Securities, at Value	99.7	140,467
Short-Term Investments	0.3	373
Total Investments	100.0%	$140,840

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $383.
#

Aggregate cost for federal income tax purposes is $219,782. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,270 and $80,212, respectively. Net unrealized depreciation for tax purposes is $78,942.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$8,675	$132,165	$—	$140,840

The notes to the financial statements are an integral part of this report.

2

Transamerica Money Market VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (99.0%)
Chemicals (1.9%)
Ecolab, Inc.
0.55%, due 06/05/2009 - 144A	$20,000	$19,980
Commercial Banks (24.6%)
Bank of Scotland PLC
1.23%, due 06/15/2009	7,000	7,000
1.24%, due 06/09/2009 - 06/11/2009	47,100	47,100
Barclays U.S. Funding Corp.
0.60%, due 04/07/2009	5,000	5,000
1.20%, due 06/25/2009	19,500	19,445
1.34%, due 05/11/2009	11,000	10,984
1.35%, due 05/06/2009	17,600	17,577
Rabobank Nederland
0.55%, due 04/23/2009	10,000	10,000
Royal Bank of Scotland PLC
1.26%, due 05/11/2009	13,600	13,581
1.28%, due 05/04/2009 - 05/08/2009	17,900	17,877
1.30%, due 05/12/2009	7,600	7,589
1.36%, due 04/07/2009	12,500	12,497
State Street Corp.
0.51%, due 04/17/2009	17,100	17,096
0.55%, due 04/15/2009	21,200	21,195
UBS Finance Delaware LLC
1.20%, due 05/29/2009	23,000	22,956
1.38%, due 06/08/2009	5,000	4,987
1.65%, due 04/17/2009	26,000	25,981
Commercial Services & Supplies (2.0%)
Honeywell International, Inc.
0.22%, due 04/02/2009 - 144A	20,550	20,550
Computers & Peripherals (5.1%)
Hewlett-Packard Co.
0.31%, due 04/01/2009 - 144A	32,600	32,601
0.32%, due 04/02/2009 - 144A	11,000	11,000
0.40%, due 06/04/2009 - 144A	10,550	10,542
Consumer Finance (4.6%)
American Express Credit Corp.
0.40%, due 04/29/2009	10,000	9,997
0.42%, due 04/03/2009 - 04/06/2009	21,500	21,499
0.48%, due 04/16/2009	7,600	7,598
0.63%, due 05/19/2009	10,000	9,992
Diversified Financial Services (44.6%)
Alpine Securitization
0.45%, due 04/06/2009 - 06/02/2009 -144A	35,500	35,477
0.50%, due 05/11/2009 - 144A	9,000	8,995
American Honda Finance Corp.
0.65%, due 04/03/2009	13,200	13,200
0.67%, due 04/22/2009	14,000	13,995
0.80%, due 06/10/2009	6,000	5,991
CAFCO LLC
0.75%, due 04/16/2009 - 05/28/2009 -144A	27,000	26,976
0.85%, due 05/22/2009 - 144A	17,500	17,479
0.90%, due 06/08/2009 - 144A	9,000	8,985
Caterpillar Financial Services Corp.
0.32%, due 05/04/2009	20,000	19,994
Citigroup Funding, Inc.
0.30%, due 05/04/2009	24,550	24,542
Export Development Canada
0.70%, due 09/03/2009	28,500	28,413
General Electric Capital Corp.
0.28%, due 04/06/2009	17,500	17,499
MetLife Funding, Inc.
0.35%, due 04/02/2009	6,004	6,004
0.40%, due 04/16/2009	8,700	8,699
0.43%, due 04/13/2009	7,005	7,004
0.45%, due 04/08/2009	15,000	14,999
MetLife Short Term Funding LLC
0.93%, due 05/07/2009 - 144A	15,000	14,986
Old Line Funding LLC
0.42%, due 04/20/2009 - 144A	7,250	7,248
0.45%, due 04/14/2009 - 144A	13,000	12,998
0.55%, due 05/08/2009 - 144A	7,000	6,996
0.58%, due 04/09/2009 - 144A	19,373	19,371
PACCAR Financial Corp.
0.30%, due 04/07/2009	8,000	8,000
Rabobank USA Financial Corp.
0.32%, due 04/01/2009	15,200	15,200
0.69%, due 05/26/2009	27,565	27,537
Ranger Funding Co. LLC
0.37%, due 04/24/2009 - 144A	4,000	3,999
0.45%, due 04/06/2009 - 04/20/2009 -144A	44,344	44,334
Toyota Motor Credit Corp.
0.24%, due 05/01/2009	16,000	15,997
0.75%, due 04/03/2009	8,650	8,650
1.25%, due 04/06/2009	3,000	2,999
1.45%, due 04/16/2009	6,500	6,496
Unilever Capital Corp.
0.75%, due 04/21/2009 - 144A	10,000	9,996
1.00%, due 04/13/2009 - 144A	9,400	9,397
Food Products (1.5%)
Nestle Capital Corp.
0.32%, due 06/16/2009 - 144A	16,300	16,289
Foreign Government Obligation (6.3%)
Province of Ontario Canada
0.34%, due 06/05/2009	6,128	6,124
0.41%, due 06/12/2009	8,960	8,954
Province of Quebec Canada
0.29%, due 04/22/2009 - 144A	5,250	5,249
0.32%, due 05/05/2009 - 05/21/2009 -144A	33,330	33,319
0.41%, due 06/03/2009 - 144A	13,750	13,740
Health Care Equipment & Supplies (5.2%)
Medtronic, Inc.
0.28%, due 04/20/2009 - 144A	24,500	24,495
0.30%, due 04/24/2009 - 144A	14,650	14,647
0.32%, due 04/08/2009 - 144A	15,250	15,250
Industrial Conglomerates (0.9%)
General Electric Co.
0.32%, due 06/01/2009	9,700	9,695
Insurance (0.6%)
Prudential Funding LLC
1.05%, due 04/23/2009	5,900	5,896
Personal Products (0.8%)
Proctor & Gamble Co.
0.31%, due 05/18/2009 - 144A	8,500	8,497

The notes to the financial statements are an integral part of this report.

1

	Principal	Value
Software (0.9%)
Microsoft Corp.
0.18%, due 06/16/2009 - 144A	$9,850	$9,846
Total Commercial Paper (cost $1,049,081)		1,049,081

CORPORATE DEBT SECURITIES (1.2%)
Capital Markets (0.0%)
Goldman Sachs Group, Inc. *
1.46%, due 07/23/2009	500	496
Consumer Finance (0.3%)
American Express Credit Corp. *
0.62%, due 05/18/2009	3,000	2,981
Diversified Financial Services (0.9%)
General Electric Capital Corp. *
1.42%, due 06/15/2009	3,188	3,170
IBM International Group Capital LLC *
1.52%, due 07/29/2009	6,000	6,010
Total Corporate Debt Securities (cost $12,657)		12,657

Total Investment Securities (cost $1,061,738) #		$1,061,738

NOTES TO SCHEDULE OF INVESTMENTS

*	Floating or variable rate note. Rate is listed as of 03/31/2009.
#	Aggregate cost for federal income tax purposes is $1,061,738.

DEFINITIONS

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $463,242, or 43.73%, of the Fund’s net assets.

LLC	Limited Liability Company
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$—	$1,061,738	$—	$1,061,738

The notes to the financial statements are an integral part of this report.

2

Transamerica Munder Net50 VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Communications Equipment (7.6%)
Cisco Systems, Inc. ‡	112,500	$1,886
Juniper Networks, Inc. ‡	25,100	378
Qualcomm, Inc.	47,800	1,860
Research In Motion, Ltd. ‡	8,050	347
Computers & Peripherals (7.8%)
Apple, Inc. ‡	22,750	2,391
Hewlett-Packard Co.	29,000	930
International Business Machines Corp.	7,000	678
Netapp, Inc. ‡	42,300	628
Hotels, Restaurants & Leisure (1.7%)
Ctrip.com International, Ltd. ADR	36,750	1,007
Insurance (1.5%)
eHealth, Inc. ‡	54,900	879
Internet & Catalog Retail (11.7%)
Amazon.com, Inc. ‡	43,500	3,194
Bidz.com, Inc. ‡	68,542	276
Expedia, Inc. ‡	56,169	510
NetFlix, Inc. ‡	18,800	807
PetMed Express, Inc. ‡	22,339	368
priceline.com, Inc. ‡	22,000	1,733
Internet Software & Services (45.6%)
Akamai Technologies, Inc. ‡	82,800	1,606
Baidu, Inc. ADR ‡	10,700	1,890
Bankrate, Inc. ‡	14,800	369
Digital River, Inc. ‡	49,700	1,482
eBay, Inc. ‡	147,900	1,858
Gmarket, Inc. ADR ‡	20,100	330
Google, Inc. -Class A ‡	8,750	3,045
GSI Commerce, Inc. ‡	86,800	1,137
IAC/InterActiveCorp ‡	87,120	1,327
Knot, Inc. ‡	44,400	364
Mercadolibre, Inc. ‡	14,500	269
Move, Inc. ‡	1,465,985	2,126
NetEase.com ADR ‡	57,300	1,539
Omniture, Inc. ‡	62,800	828
SINA Corp. ‡	48,350	1,124
Sohu.com, Inc. ‡	16,350	675
Techtarget, Inc. ‡	180,279	433
Tencent Holdings, Ltd.	47,000	348
Thestreet.com, Inc.	137,600	271
Valueclick, Inc. ‡	45,000	383
Verisign, Inc. ‡	89,800	1,695
Vistaprint, Ltd. ‡	13,500	371
WebMD Health Corp. -Class A ‡	39,200	874
Yahoo, Inc. ‡	205,000	2,626
IT Services (1.7%)
Computer Sciences Corp. ‡	8,500	313
Mastercard, Inc. -Class A	2,000	335
NeuStar, Inc. -Class A ‡	20,000	335
Professional Services (0.6%)
Monster Worldwide, Inc. ‡	43,900	358
Semiconductors & Semiconductor Equipment (2.7%)
Broadcom Corp. -Class A ‡	30,000	599
Intel Corp.	66,000	994
Software (18.8%)
BMC Software, Inc. ‡	39,000	1,287
Check Point Software Technologies ‡	84,700	1,882
McAfee, Inc. ‡	30,700	1,028
Microsoft Corp.	85,350	1,568
Oracle Corp. ‡	39,500	714
Red Hat, Inc. ‡	41,800	746
Salesforce.com, Inc. ‡	14,900	488
Shanda Interactive Entertainment, Ltd. ADR ‡	16,000	632
Sourceforge, Inc. ‡	296,900	246
Symantec Corp. ‡	80,000	1,195
Synopsys, Inc. ‡	61,800	1,281
Total Common Stocks (cost $76,866)		58,843

	Principal
REPURCHASE AGREEMENT (0.4%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $218 on 04/01/2009 •	$218	218
Total Repurchase Agreement (cost $218)		218

Total Investment Securities (cost $77,084) #		$59,061

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $225.
#

Aggregate cost for federal income tax purposes is $77,084. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,636 and $20,659, respectively. Net unrealized depreciation for tax purposes is $18,023.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

1

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$58,495	$566	$—	$59,061

The notes to the financial statements are an integral part of this report.

2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (25.6%)
U.S. Treasury Bond
3.50%, due 02/15/2039	$75,600		$74,702
5.25%, due 11/15/2028 - 02/15/2029		12,200	15,021
5.38%, due 02/15/2031		2,100	2,648
5.50%, due 08/15/2028		800	1,010
6.00%, due 02/15/2026		4,100	5,402
7.13%, due 02/15/2023		27,000	37,969
7.25%, due 08/15/2022		2,900	4,096
7.88%, due 02/15/2021		40,300	58,440
8.13%, due 05/15/2021		15,600	23,117
U.S. Treasury Inflation Indexed Bond
2.38%, due 01/15/2025		9,453	9,822
2.50%, due 01/15/2029		11,013	11,925
3.63%, due 04/15/2028		7,571	9,333
U.S. Treasury Inflation Indexed Note
2.38%, due 01/15/2017		6,281	6,670
2.50%, due 07/15/2016		3,972	4,246
3.00%, due 07/15/2012		1,315	1,399
U.S. Treasury STRIP
Zero Coupon, due 05/15/2021		110,800	71,213
Total U.S. Government Obligations (cost $322,542)			337,013

U.S. GOVERNMENT AGENCY OBLIGATIONS (82.2%)
Fannie Mae
2.83%, due 06/01/2043 *		457	452
3.75%, due 08/01/2035 *		41	40
4.00%, due 08/01/2013 - 01/01/2014		2,789	2,841
4.45%, due 10/01/2035 *		38	39
4.50%, due 03/01/2010 - 03/25/2017		1,073	1,095
4.67%, due 12/01/2034 *		36	37
4.71%, due 09/01/2035 *		3,581	3,622
4.79%, due 08/01/2035 *		2,891	2,902
4.81%, due 05/01/2035 *		1,446	1,457
4.88%, due 01/01/2028 *		98	99
5.00%, due 03/01/2036 (b)		38,243	39,549
5.00%, due 02/01/2018 - 02/01/2036		70,888	73,590
5.42%, due 07/01/2032 *		10	11
5.50%, due 03/01/2016 - 12/01/2038		212,226	220,789
6.00%, due 01/01/2017 - 09/01/2038		17,985	18,820
6.39%, due 08/01/2036 *		1,427	1,496
6.50%, due 05/01/2034 - 06/17/2038		4,581	4,906
6.63%, due 11/15/2030		11,700	15,353
Fannie Mae, TBA(f)
4.00%, due 12/01/2099		55,000	55,739
5.00%, due 04/01/2038		3,000	3,096
5.50%, due 04/01/2038		343,500	356,487
6.00%, due 04/01/2038		20,700	21,619
Freddie Mac
0.91%, due 12/15/2029 *		111	108
3.02%, due 10/25/2044 *		2,657	2,586
3.22%, due 07/25/2044 *		1,385	1,356
3.75%, due 03/27/2019		2,700	2,736
4.00%, due 06/15/2022		♦	♦
4.25%, due 09/15/2024		827	833
4.50%, due 10/01/2013 - 06/15/2017		3,125	3,193
4.74%, due 09/01/2035 *		3,458	3,548
5.00%, due 12/15/2015 - 05/15/2026		23,014	23,447
5.14%, due 08/01/2023 *		110	111
5.29%, due 09/01/2035 *		2,919	2,988
5.50%, due 03/15/2017 - 08/01/2038		24,048	25,015
6.50%, due 07/25/2043		151	160
Ginnie Mae
6.50%, due 02/15/2029 - 06/20/2032		250	266
Ginnie Mae, TBA(f)
5.50%, due 04/01/2035		200	208
6.00%, due 12/01/2099		89,000	92,977
6.50%, due 12/01/2099		85,000	89,170
Overseas Private Investment Corp.
5.10%, due 12/10/2012		5,700	5,850
5.75%, due 04/15/2014		3,900	4,056
Total U.S. Government Agency Obligations (cost $1,058,968)			1,082,647

FOREIGN GOVERNMENT OBLIGATIONS (7.1%)
Bundesrepublik Deutschland
4.25%, due 07/04/2039	EUR	600	851
4.75%, due 07/04/2034	EUR	12,300	18,102
5.50%, due 01/04/2031	EUR	8,800	14,023
5.63%, due 01/04/2028	EUR	6,400	10,238
6.25%, due 01/04/2030	EUR	5,800	9,994
Export-Import Bank of Korea
8.13%, due 01/21/2014	$13,100		13,460
Hong Kong Government
5.13%, due 08/01/2014 -144A		2,700	2,885
Japanese Government CPI Linked Bond
1.40%, due 06/10/2018	JPY	294,830	2,570
Korea Expressway Corp.
5.13%, due 05/20/2015 -144A	$850		709
Province of Ontario Canada
4.70%, due 06/02/2037	CAD	7,500	5,849
6.50%, due 03/08/2029	CAD	10,800	10,207
Republic of Brazil
10.25%, due 01/10/2028	BRL	2,800	1,104
Republic of South Africa
5.25%, due 05/16/2013	EUR	65	82
U.K. Gilt
4.50%, due 12/07/2042	GBP	2,200	3,255
Total Foreign Government Obligations (cost $89,027)			93,329

MORTGAGE-BACKED SECURITIES (9.4%)
Adjustable Rate Mortgage Trust
Series 2005-5, Class 2A1
5.14%, due 09/25/2035	$497		268
American Home Mortgage Assets
Series 2006-4, Class 1A12
0.73%, due 10/25/2046 *		6,482	2,095
Series 2006-5, Class A1
2.55%, due 11/25/2046 *		1,174	348
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
5.66%, due 09/25/2045 *		12	6
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, due 01/15/2049		490	361
Banc of America Funding Corp.
Series 2005-D, Class A1
4.11%, due 05/25/2035 *		300	215
Series 2006-J, Class 4A1
6.11%, due 01/20/2047		313	147

The notes to the financial statements are an integral part of this report.

	Principal	Value
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
4.37%, due 01/25/2035 *	$1,601	$1,277
BCAP LLC Trust
Series 2006-AA2, Class A1
0.69%, due 01/25/2037 *	1,761	672
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.53%, due 08/25/2033	4,010	3,108
Series 2003-8, Class 2A1
5.21%, due 01/25/2034 *	278	188
5.44%, due 01/25/2034 *	175	131
Series 2003-9, Class 2A1
5.39%, due 02/25/2034	382	258
Series 2004-10, Class 22A1
4.97%, due 01/25/2035	412	344
Series 2005-2, Class A2
2.47%, due 03/25/2035 *	1,798	1,241
Series 2005-5, Class A1
2.65%, due 08/25/2035 *	34	24
4.55%, due 08/25/2035 *	960	670
Series 2005-7, Class 22A1
5.49%, due 09/25/2035	970	478
Series 2005-9, Class A1
4.63%, due 10/25/2035 *	2,540	1,533
Series 2006-6, Class 32A1
5.72%, due 11/25/2036	1,473	680
Series 2006-7, Class 1A2
0.74%, due 12/25/2046 *	346	57
Series 2006-8, Class 3A1
0.68%, due 02/25/2034 *	1,241	453
Series 2006-R1, Class 2E21
5.36%, due 08/25/2036	1,000	335
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, due 06/11/2050	2,000	1,517
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.65%, due 01/26/2036	956	604
5.73%, due 01/26/2046	659	379
Chaseflex Trust
Series 2007-3, Class 1A2
0.98%, due 07/25/2037 *	4,435	1,821
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
4.25%, due 08/25/2035 *	1,179	753
4.75%, due 08/25/2035 *	1,509	978
Series 2006-AR1, Class 1A1
4.90%, due 10/25/2035 *	5,142	3,317
Series 2007-10, Class 22AA
6.01%, due 09/25/2037	6,571	3,275
Commercial Mortgage Pass-Through Certificates
Series 2007-C9, Class A4
5.82%, due 12/10/2049	420	306
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, due 10/25/2032	49	42
Series 2003-J3, Class 2A1
6.25%, due 12/25/2033	612	551
Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	246	227
Series 2005-56, Class 5A2
1.29%, due 11/25/2035 *	1,085	399
Series 2005-59, Class 1A1
0.85%, due 11/20/2035 *	13	5
Series 2005-62, Class 2A1
2.63%, due 12/25/2035 *	10	4
Series 2005-81, Class A1
0.80%, due 02/25/2037 *	2,539	1,043
Series 2006-OA1, Class 2A1
0.76%, due 03/20/2046 *	2,068	749
Series 2006-OA17, Class 1A1A
0.74%, due 12/20/2046 *	6,244	2,015
Series 2006-OA19, Class A1
0.73%, due 02/20/2047 *	2,243	793
Series 2006-OA9, Class 2A1A
0.76%, due 07/20/2046 *	17	6
Series 2007-HY4, Class 1A1
5.34%, due 06/25/2037	5,037	2,235
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
5.32%, due 10/19/2032 *	98	46
Series 2003-R4, Class 2A
6.50%, due 01/25/2034 -144A	832	785
Series 2004-12, Class 11A1
4.74%, due 08/25/2034	224	122
Series 2004-R1, Class 2A
6.50%, due 11/25/2034 -144A	1,200	1,193
Series 2005-HY10, Class 5A1
5.60%, due 02/20/2036	624	299
Series 2006-OA5, Class 2A2
0.82%, due 04/25/2046 *	884	137
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, due 09/15/2039	6,800	4,494
CS First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
4.55%, due 06/25/2033	1,278	989
First Horizon Asset Securities, Inc.
Series 2003-AR2, Class 2A1
4.38%, due 07/25/2033 *	1,339	1,038
Series 2005-AR3, Class 2A1
5.36%, due 08/25/2035 *	216	153
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.72%, due 12/25/2046 *	800	79
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
4.88%, due 10/25/2033 *	454	309
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.44%, due 03/10/2039	2,400	1,729
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
0.58%, due 03/06/2020 -144A *	1,858	1,297
GSR Mortgage Loan Trust
Series 2005-8F, Class 2A2
5.50%, due 11/25/2035	3	3
Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	932	689
Series 2006-AR1, Class 2A1
5.18%, due 01/25/2036	18	10
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
5.22%, due 07/19/2035	1,032	501

The notes to the financial statements are an integral part of this report.

	Principal	Value
Harborview Mortgage Loan Trust (continued)
Series 2006-1, Class 2A1A
0.80%, due 03/19/2036 *	$3,541	$1,289
Series 2006-5, Class 2A1A
0.74%, due 07/19/2046 *	1,358	492
Series 2006-7, Class 2A1A
0.76%, due 09/19/2046 *	994	375
Series 2007-1, Class 2A1A
0.69%, due 04/19/2038 *	2,302	795
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
5.01%, due 12/25/2034	125	86
Series 2006-AR12, Class A1
0.71%, due 09/25/2046 *	1,156	425
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, due 02/25/2035 *	878	697
Series 2007-A1, Class 5A5
4.77%, due 07/25/2035 *	4,640	3,510
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, due 09/15/2045	4,700	3,292
Lehman XS Trust
Series 2006-10N, Class 1A1A
0.60%, due 07/25/2046 *	9	9
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A4
3.79%, due 11/21/2034 *	216	210
Master Alternative Loans Trust
Series 2006-2, Class 2A1
0.92%, due 03/25/2036 *	507	191
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A
0.73%, due 02/25/2036 *	479	265
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, due 09/12/2049	3,700	2,366
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
1.52%, due 10/25/2035 *	22,168	14,799
3.01%, due 10/25/2035 *	158	106
4.25%, due 10/25/2035 *	649	522
Series 2005-3, Class 4A
0.77%, due 11/25/2035 *	114	68
Morgan Stanley Capital I
Series 2007-XLFA, Class A1
0.62%, due 10/15/2020 -144A *	1,972	1,451
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, due 03/25/2034 -144A	1,100	1,013
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
0.92%, due 10/25/2045 *	772	311
Series 2006-QO6, Class A1
0.70%, due 06/25/2046 *	1,009	385
Series 2006-QO7, Class 3A1
0.62%, due 09/25/2046 *	419	311
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.92%, due 01/25/2046 *	981	444
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, due 03/25/2032	51	46
Series 2005-SA4, Class 1A21
5.20%, due 09/25/2035	533	344
Sequoia Mortgage Trust
Series 10, Class 2A1
0.93%, due 10/20/2027 *	128	103
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
5.35%, due 01/25/2035	420	229
Series 2005-17, Class 3A1
5.53%, due 08/25/2035	155	81
Series 2005-18, Class 3A1
5.42%, due 09/25/2035	5,195	2,933
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
1.22%, due 09/19/2032 *	53	40
Series 2005-AR5, Class A1
0.81%, due 07/19/2035 *	644	410
Series 2005-AR8, Class A1A
0.80%, due 02/25/2036 *	446	170
Series 2006-AR3, Class 12A1
0.74%, due 05/25/2036 *	2,718	954
Series 2006-AR6, Class 2A1
0.71%, due 07/25/2046 *	6,423	2,594
Series 2006-AR7, Class A8
0.59%, due 08/25/2036 *	179	170
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
0.63%, due 01/25/2037 *	1,316	1,179
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.65%, due 09/15/2021 -144A *	1,662	1,143
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5
5.34%, due 12/15/2043	5,100	3,182
WAMU Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
3.71%, due 02/27/2034 *	188	150
Series 2003-AR9, Class 2A
4.49%, due 09/25/2033 *	6,168	5,085
Series 2003-R1, Class A1
1.06%, due 12/25/2027 *	5,430	3,827
Series 2004-AR1, Class A
3.74%, due 03/25/2034	577	411
Series 2006-AR10, Class 1A1
5.93%, due 09/25/2036	2,821	1,597
Series 2006-AR17, Class 1A
2.45%, due 12/25/2046 *	1,273	406
Series 2006-AR19, Class 1A1A
2.36%, due 01/25/2047 *	364	134
Series 2006-AR3, Class A1A
2.63%, due 02/25/2046 *	1,551	579
Series 2006-AR7, Class 3A
0.74%, due 07/25/2046 *	789	471
3.13%, due 07/25/2046 *	2,454	1,254
Series 2006-AR9, Class 2A
3.96%, due 08/25/2046 *	2,498	878
Series 2007-HY1, Class 1A1
5.41%, due 02/25/2037	6,427	3,503
5.70%, due 02/25/2037	1,158	607

The notes to the financial statements are an integral part of this report.

	Principal	Value
WAMU Mortgage Pass-Through Certificates (continued)
Series 2007-OA1, Class A1A
2.33%, due 02/25/2047 *	$6,472	$1,993
Series 2007-OA3, Class 2A1A
2.39%, due 04/25/2047 *	879	349
Series 2007-OA6, Class 1A
2.44%, due 07/25/2047 *	1,174	435
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, due 11/25/2018	682	661
Series 2004-CC, Class A1
4.95%, due 01/25/2035 *	1,162	793
Series 2004-Z, Class 2A1
4.57%, due 12/25/2034 *	1,203	938
Series 2006-AR10, Class 5A6
5.59%, due 07/25/2036 *	19	10
Series 2006-AR4, Class 2A6
5.78%, due 04/25/2036 *	872	270
Series 2006-AR8, Class 2A4
5.24%, due 04/25/2036	4,010	2,410
Total Mortgage-Backed Securities (cost $188,854)		123,532

ASSET-BACKED SECURITIES (2.6%)
ACE Securities Corp.
Series 2006-ASP5, Class A2A
0.60%, due 10/25/2036 *	36	33
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.81%, due 07/25/2032 *	6	2
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.87%, due 07/25/2035 *	132	93
Series 2006-HE1, Class A2A
0.58%, due 01/25/2037 *	1,360	1,155
Aurum CLO, Ltd.
Series 2002-1A, Class A1
1.52%, due 04/15/2014 -144A *	2,797	2,444
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
1.18%, due 10/25/2032 *	49	28
Series 2006-SD4, Class 1A1
5.07%, due 10/25/2036	1,182	903
Chase Issuance Trust
Series 2008-A10, Class A10
1.31%, due 08/17/2015 *	40	35
Citigroup Mortgage Loan Trust, Inc.
Series 2006-NC1, Class A2B
0.63%, due 08/25/2036 *	189	167
Series 2006-WFH3, Class A2
0.62%, due 10/25/2036 *	1,567	1,386
Series 2007-AHL1, Class A2A
0.56%, due 12/25/2036 *	279	242
Countrywide Asset-Backed Certificates
Series 2006-22, Class 2A1
0.57%, due 05/25/2047 *	36	33
Series 2006-24, Class 2A1
0.57%, due 06/25/2047 *	1,792	1,591
Series 2006-25, Class 2A1
0.59%, due 06/25/2037 *	711	638
Series 2006-SD1, Class A1
0.68%, due 02/25/2036 -144A *	269	252
Series 2007-5, Class 2A1
0.62%, due 09/25/2047 *	2,039	1,739
First Franklin Mortgage Loan Asset Backed Certificates
Series 2006-FF18, Class A2A
0.59%, due 12/25/2037 *	1,094	1,003
Fremont Home Loan Trust
Series 2006-E, Class 2A1
0.58%, due 01/25/2037 *	125	106
Home Equity Asset Trust
Series 2002-1, Class A4
1.12%, due 11/25/2032 *	1	♦
JPMorgan Mortgage Acquisition Corp.
Series 2006-WMC3, Class A2
0.57%, due 08/25/2036 *	13	12
Series 2007-CH3, Class A2
0.60%, due 03/25/2037 *	426	359
Lehman XS Trust
Series 2006-12N, Class A1A1
0.60%, due 08/25/2046 *	5	5
Series 2006-16N, Class A1A
0.60%, due 11/25/2046 *	1,383	1,293
Series 2006-17, Class WF11
0.64%, due 11/25/2036 *	566	545
Series 2006-4N, Class A1B1
0.69%, due 04/25/2046 *	950	760
Series 2006-GP4, Class 2A2
0.75%, due 08/25/2046 *	768	160
Long Beach Mortgage Loan Trust
Series 2006-9, Class 2A1
0.58%, due 10/25/2036 *	184	176
Merrill Lynch Mortgage Investors, Inc.
Series 2006-FF1, Class A2A
0.59%, due 08/25/2036 *	377	355
Series 2006-FM1, Class A2A
0.58%, due 04/25/2037 *	♦	♦
Series 2006-MLN1, Class A2A
0.59%, due 07/25/2037 *	63	57
Morgan Stanley Capital I
Series 2006-HE7, Class A2A
0.57%, due 09/25/2036 *	702	665
Series 2007-HE2, Class A2A
0.56%, due 01/25/2037 *	1,478	1,285
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.57%, due 12/25/2036 *	34	31
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.59%, due 01/25/2047 *	2,771	2,485
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.78%, due 06/25/2035 *	26	21
Residential Asset Mortgage Products, Inc.
Series 2006-RZ5, Class A1A
0.62%, due 08/25/2046 *	986	921
Residential Asset Securities Corp.
Series 2007-KS1, Class A1
0.58%, due 01/25/2037 *	1,052	896
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC2, Class A2A
0.56%, due 01/25/2037 *	1,448	1,279

The notes to the financial statements are an integral part of this report.

		Principal	Value
Small Business Administration
Series 2003-20I, Class 1
5.13%, due 09/01/2023	$378		$403
Series 2004-20C, Class 1
4.34%, due 03/01/2024		2,226	2,316
Series 2004-P10A, Class 1
4.50%, due 02/01/2014		707	707
Series 2008-20L, Class 1
6.22%, due 12/01/2028		4,200	4,511
Soundview Home Equity Loan Trust
Series 2006-EQ2, Class A1
0.60%, due 01/25/2037 *		190	182
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.81%, due 01/25/2033 *		2	1
Series 2006-BC3, Class A2
0.57%, due 10/25/2036 *		1,134	992
Series 2007-GEL1, Class A1
0.62%, due 01/25/2037 -144A *		1,698	1,109
Wells Fargo Home Equity Trust
Series 2007-1, Class A1
0.62%, due 03/25/2037 *		517	467
Total Asset-Backed Securities (cost $37,432)			33,843

MUNICIPAL GOVERNMENT OBLIGATIONS (7.2%)
Buckeye Tobacco Settlement Financing Authority
5.88%, due 06/01/2047		4,400	2,558
Chicago Transit Authority -Class A
6.90%, due 12/01/2040		18,400	18,680
City of Houston Texas
5.00%, due 11/15/2036		900	852
Golden State Tobacco Securitization Corp.
5.13%, due 06/01/2047		300	150
Los Angeles Community College District
5.00%, due 08/01/2027		3,990	3,894
Los Angeles Department of Water & Power
5.00%, due 07/01/2044		8,200	7,633
Los Angeles Unified School District -Class A
4.50%, due 07/01/2022		2,155	2,137
Massachusetts Bay Transportation Authority
5.00%, due 07/01/2024		6,370	6,752
Massachusetts Health & Educational Facilities Authority
5.50%, due 11/15/2036		12,300	13,045
New York City Municipal Water Finance Authority
5.00%, due 06/15/2037		4,980	4,797
5.75%, due 06/15/2040		6,200	6,504
Palomar Community College District
4.75%, due 05/01/2032		100	91
San Bernardino Community College District
5.00%, due 08/01/2031		2,420	2,298
State of Texas
5.00%, due 04/01/2037		7,100	7,047
Tobacco Securitization Authority
5.13%, due 06/01/2046		3,100	1,556
Tobacco Settlement Financing Corp.
5.00%, due 06/01/2041		4,000	2,043
5.88%, due 05/15/2039		100	63
7.47%, due 06/01/2047		2,660	1,376
University of Texas
5.00%, due 08/15/2023		12,985	13,749
Total Municipal Government Obligations (cost $97,951)			95,225

CORPORATE DEBT SECURITIES (29.9%)
Airlines (0.1%)
Continental Airlines, Inc.
7.06%, due 09/15/2009		1,000	960
United Airlines, Inc.
6.20%, due 12/31/2049		15	14
6.60%, due 09/01/2013		4	4
Automobiles (0.0%)
General Motors Corp.
8.38%, due 07/05/2033	EUR	2,000	478
Capital Markets (7.1%)
Bear Stearns Cos., Inc.
5.70%, due 11/15/2014	$4,400		4,182
6.40%, due 10/02/2017		2,200	2,141
6.95%, due 08/10/2012		4,400	4,481
7.25%, due 02/01/2018		4,400	4,544
7.63%, due 12/07/2009		560	569
Deutsche Bank AG
6.00%, due 09/01/2017		8,600	8,310
Goldman Sachs Group, Inc.
2.24%, due 11/15/2014 *	EUR	900	876
2.38%, due 02/04/2013 *	EUR	800	856
6.25%, due 09/01/2017	$14,700		13,622
6.75%, due 10/01/2037		6,100	4,126
Lehman Brothers Holdings, Inc.
1.00%, due 12/23/2024 Џ		4,800	576
5.63%, due 01/24/2013 Џ		9,800	1,176
6.75%, due 12/28/2017 Џ		4,000	♦
6.88%, due 05/02/2018 Џ		1,200	144
Merrill Lynch & Co., Inc.
2.38%, due 01/31/2014 *	EUR	2,100	1,920
6.05%, due 08/15/2012	$400		343
6.88%, due 04/25/2018		7,200	5,631
Morgan Stanley
1.29%, due 05/07/2009 *		4,100	4,094
1.57%, due 10/15/2015 *		1,100	782
5.95%, due 12/28/2017		18,900	17,168
6.63%, due 04/01/2018		13,900	13,254
6.75%, due 04/15/2011		400	400
UBS AG
5.88%, due 12/20/2017		5,600	4,817
Commercial Banks (7.9%)
American Express Bank FSB
5.50%, due 04/16/2013		5,200	4,485
ANZ National International, Ltd.
6.20%, due 07/19/2013 -144A		14,700	14,175
Bank of Scotland PLC
1.18%, due 07/17/2009 -144A *		2,000	1,989
Barclays Bank PLC
5.45%, due 09/12/2012		9,400	9,517
6.05%, due 12/04/2017 -144A		6,000	4,718
7.43%, due 12/15/2017 -144A ¡ Ž		2,000	831
7.70%, due 04/25/2018 -144A ¡ Ž		6,900	3,032
China Development Bank Corp.
5.00%, due 10/15/2015		300	310
Citigroup Capital XXI
8.30%, due 12/21/2057 ¡		3,300	1,589
Credit Suisse, Inc.
5.00%, due 05/15/2013		21,800	21,065

The notes to the financial statements are an integral part of this report.

		Principal	Value
Commercial Banks (continued)
HSBC Capital Funding LP
10.18%, due 06/30/2030 -144A ¡ Ž		$100	$74
ING Bank NV
2.63%, due 02/05/2012 -144A		33,600	33,682
Rabobank Capital Funding II
5.26%, due 12/31/2013 -144A ¡ Ž		1,000	450
Rabobank Capital Funding Trust
5.25%, due 10/21/2016 -144A ¡ Ž		1,480	666
Royal Bank of Scotland PLC
7.64%, due 09/29/2017 ¡ Ž		7,000	1,575
Sumitomo Mitsui Banking Corp.
5.63%, due 10/15/2015 -144A ¡ Ž		550	348
Wells Fargo & Co.
7.98%, due 03/15/2018 ¡ Ž		12,700	5,969
Commercial Services & Supplies (0.1%)
Waste Management, Inc.
7.38%, due 08/01/2010		700	716
Consumer Finance (2.1%)
American Express Co.
6.15%, due 08/28/2017		3,300	2,735
American Express Credit Corp.
5.88%, due 05/02/2013		15,900	13,959
Capital One Financial Corp.
6.75%, due 09/15/2017		3,400	2,837
Ford Motor Credit Co. LLC
7.25%, due 10/25/2011		300	214
7.80%, due 06/01/2012		2,300	1,559
9.75%, due 09/15/2010 Ђ		800	658
HSBC Finance Corp.
1.41%, due 03/12/2010 *		3,200	2,836
6.38%, due 10/15/2011		2,000	1,729
Tyco International Finance SA
6.38%, due 10/15/2011		1,510	1,530
Diversified Financial Services (5.2%)
Bank of America Corp.
5.65%, due 05/01/2018		14,300	11,929
8.00%, due 01/30/2018 ¡ Ž		7,500	3,004
8.13%, due 05/15/2018 ¡ Ž		13,300	5,454
Caterpillar Financial Services Corp.
1.31%, due 05/18/2009 *		700	698
Citigroup, Inc.
1.42%, due 06/09/2009 *		2,000	1,960
5.50%, due 04/11/2013		5,500	4,832
5.88%, due 05/29/2037		1,100	845
8.40%, due 04/30/2018 ¡ Ž		15,500	8,760
General Electric Capital Corp.
5.88%, due 01/14/2038		3,700	2,643
6.50%, due 09/15/2067 ¡ -144A	GBP	3,800	2,072
6.88%, due 01/10/2039		$300	245
GMAC LLC
2.49%, due 05/15/2009 *		100	95
6.63%, due 05/15/2012		2,600	1,435
7.00%, due 02/01/2012		2,800	1,599
7.25%, due 03/02/2011		700	456
JPMorgan Chase & Co.
6.00%, due 01/15/2018		12,200	12,162
Petroleum Export, Ltd.
5.27%, due 06/15/2011 -144A		411	350
Santander SA
1.33%, due 11/20/2009 -144A *		4,700	4,651
6.67%, due 10/24/2017 -144A ¡ Ž		2,100	1,155
Williams Cos., Inc.
6.75%, due 04/15/2009 -144A		1,900	1,895
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
4.13%, due 09/15/2009		3,025	3,053
6.30%, due 01/15/2038		1,900	1,668
KT Corp.
4.88%, due 07/15/2015 -144A		900	733
Electric Utilities (1.9%)
Columbus Southern Power Co.
5.50%, due 03/01/2013		100	101
EDF SA
6.50%, due 01/26/2019 -144A		13,000	13,391
6.95%, due 01/26/2039 -144A		6,500	6,443
Entergy Gulf States, Inc.
5.70%, due 06/01/2015		750	695
Florida Power Corp.
4.80%, due 03/01/2013		1,960	2,004
Ohio Power Co.
5.50%, due 02/15/2013		100	101
Progress Energy, Inc.
6.85%, due 04/15/2012		440	457
7.10%, due 03/01/2011		282	292
PSEG Power LLC
6.95%, due 06/01/2012		921	942
Food & Staples Retailing (0.0%)
New Albertsons, Inc.
6.95%, due 08/01/2009		300	299
Wal-Mart Stores, Inc.
6.50%, due 08/15/2037		800	833
Food Products (0.1%)
Kraft Foods, Inc.
6.88%, due 02/01/2038		700	687
Health Care Providers & Services (1.0%)
HCA, Inc.
9.25%, due 11/15/2016		600	546
Roche Holdings, Inc.
7.00%, due 03/01/2039 -144A		8,800	9,208
UnitedHealth Group, Inc.
6.00%, due 02/15/2018		3,500	3,363
6.88%, due 02/15/2038		700	621
Hotels, Restaurants & Leisure (0.1%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015		2,200	1,034
Insurance (0.9%)
American International Group, Inc.
8.18%, due 05/15/2058 ¡ -144A		13,400	1,142
8.25%, due 08/15/2018 -144A		12,300	5,262
Metropolitan Life Global Funding I
1.28%, due 05/17/2010 -144A *		2,600	2,455
5.13%, due 04/10/2013 -144A		2,600	2,375
Principal Life Income Funding Trusts
5.30%, due 04/24/2013		1,000	919
Media (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012		410	417

The notes to the financial statements are an integral part of this report.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
Metals & Mining (0.1%)
Alcoa, Inc.
6.00%, due 07/15/2013		$300	$239
6.75%, due 07/15/2018		2,300	1,548
Oil, Gas & Consumable Fuels (1.0%)
El Paso Corp.
7.75%, due 01/15/2032		425	317
7.80%, due 08/01/2031		125	93
Enterprise Products Operating, LP
4.95%, due 06/01/2010		500	491
GAZ Capital SA
8.15%, due 04/11/2018 -144A		1,200	984
8.63%, due 04/28/2034 Reg S		2,300	2,047
Kerr-McGee Corp.
6.88%, due 09/15/2011		2,500	2,555
NGPL Pipeco LLC
7.12%, due 12/15/2017 -144A		4,100	3,760
7.77%, due 12/15/2037 -144A		1,700	1,482
Sonat, Inc.
7.63%, due 07/15/2011		1,000	966
Southern Natural Gas Co.
8.00%, due 03/01/2032		820	743
Williams Cos., Inc.
7.50%, due 01/15/2031		300	237
Road & Rail (0.0%)
Norfolk Southern Corp.
6.75%, due 02/15/2011		550	577
Thrifts & Mortgage Finance (0.6%)
Nykredit Realkredit A/S
5.00%, due 10/01/2038 *	DKK	17,107	2,854
Realkredit Danmark A/S
4.10%, due 01/01/2038 *	DKK	33,763	5,613
Tobacco (1.2%)
Altria Group, Inc.
9.25%, due 08/06/2019		$13,000	13,901
Reynolds American, Inc.
7.63%, due 06/01/2016		800	708
Wireless Telecommunication Services (0.0%)
AT&T Mobility LLC
6.50%, due 12/15/2011		560	590
Total Corporate Debt Securities (cost $498,568)			393,702

		Shares
CONVERTIBLE PREFERRED STOCKS (0.2%)
Commercial Banks (0.1%)
Wells Fargo & Co., 7.50% ▲		2,900	1,389
Diversified Financial Services (0.1%)
Bank of America Corp., 7.25% ▲		2,000	849
Insurance (0.0%)
American International Group, Inc., 8.50% ▲		97,000	524
Total Convertible Preferred Stocks (cost $11,965)			2,762

PREFERRED STOCKS (0.3%)
Thrifts & Mortgage Finance (0.3%)
DG Funding Trust, 2.56% -144A § ▲		380	3,797
U.S. Government Agency Obligation (0.0%)
Fannie Mae, 8.25% ▲		65,000	46
Total Preferred Stocks (cost $5,667)			3,843

		Principal
LOAN ASSIGNMENTS (0.9%)
Automobiles (0.2%)
DaimlerChrysler Finance Co.
9.00%, due 08/03/2012		$4,925	2,583
Electric Utilities (0.2%)
Texas Competitive Electric Holdings Co. LLC
6.48%, due 10/10/2014		398	261
8.40%, due 10/10/2014		3,562	2,336
Health Care Providers & Services (0.4%)
HCA, Inc.
6.95%, due 11/18/2013		4,493	3,817
Health Management Associates, Inc.
7.10%, due 08/16/2020		2,608	2,103
Media (0.1%)
CSC Holdings, Inc.
1.00%, due 02/24/2013		1,485	1,341
Total Loan Assignments (cost $16,681)			12,441

		Contracts G
PURCHASED OPTIONS (0.2%)
Covered Call Options (0.0%)
OTC EUR vs USD Currency
Call Strike $1.38
Expires 05/21/2010 §		1,000,000	79
OTC EUR vs USD Currency
Call Strike $1.38
Expires 05/21/2010 §		2,500,000	197
OTC EUR vs USD Currency
Call Strike $1.38
Expires 06/03/2010 §		2,600,000	208
OTC JPY vs USD Currency
Call Strike $104.00
Expires 03/17/2010 §		6,800,000	178
OTC JPY vs USD Currency
Call Strike $104.00
Expires 03/17/2010 §		1,500,000	39
OTC JPY vs USD Currency
Call Strike $105.40
Expires 03/31/2010 §		4,600,000	97
OTC JPY vs USD Currency
Call Strike $148.40
Expires 06/03/2010 §		1,800,000	82
Put Options (0.2%)
OTC EUR vs USD Currency
Put Strike $1.38
Expires 05/21/2010 §		1,000,000	123
OTC EUR vs USD Currency
Put Strike $1.38
Expires 05/21/2010 §		2,500,000	308
OTC EUR vs USD Currency
Put Strike $1.38
Expires 06/03/2010 §		2,600,000	323
OTC JPY vs USD Currency
Put Strike $104.00
Expires 03/17/2010 §		6,800,000	579
OTC JPY vs USD Currency
Put Strike $104.00
Expires 03/17/2010 §		1,500,000	128

The notes to the financial statements are an integral part of this report.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Contracts G	Value
Put Options (continued)
OTC JPY vs USD Currency
Put Strike $105.40
Expires 03/31/2010 §	4,600,000	$439
OTC JPY vs USD Currency
Put Strike $148.40
Expires 06/03/2010 §	1,800,000	413
Total Purchased Options (cost $1,832)		3,193

	Notional Amount
PURCHASED SWAPTIONS (0.2%)
Covered Call Options (0.2%)
IRO 2-Year USD
Call Strike $3.45
Expires 08/03/2009	$12,000	450
IRO 2-Year USD
Call Strike $3.45
Expires 08/03/2009	28,200	1,058
IRO 2-Year USD
Call Strike $3.45
Expires 08/03/2009	9,000	337
IRO USD
Call Strike $3.60
Expires 07/02/2009	13,800	570
Total Purchased Swaptions (cost $644)		2,415

	Principal
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.7%)
U.S. Treasury Bill
Zero Coupon, due 04/29/2009 (d)	1,190	1,190
U.S. Treasury Note
2.13%, due 04/01/2009	7,600	7,600
Total Short-Term U.S. Government Obligations (cost $8,790)		8,790

Total Investment Securities (cost $2,338,921) #		$2,192,735

SECURITIES SOLD SHORT (-2.0%)
Fannie Mae, TBA(f)
5.00%, 04/01/2038	(25,100)	(25,900)
6.50%, 04/01/2038	(800)	(843)
Total Securities Sold Short (Proceeds $26,349)		(26,743)

	Contracts G
WRITTEN-OPTIONS (0.0%)
Put Options (0.0%)
10-Year U.S. Treasury Note	69,000	(15)
Put Strike $119.00
Expires 05/22/2009
Euro Future	225,000	(12)
Put Strike $98.50
Expires 06/15/2009
Euro Future	400,000	(38)
Put Strike $98.50
Expires 09/14/2009
Call Options (0.0%)
10-Year U.S. Treasury Note	69,000	(46)
Call Strike $126.00
Expires 05/22/2009
Total Written Options (Premiums: $236)		(111)

	Notional Amount
WRITTEN-SWAPTIONS (-0.1%)
Call Options (-0.1%)
IRO USD	$6,000	(532)
Call Strike $4.20
Expires 07/02/2009
Put Options (0.0%)
2-Year IRO USD	121,900	(62)
Put Strike $2.95
Expires 12/15/2009
2-Year IRO USD	12,200	(6)
Put Strike $2.95
Expires 12/15/2009
5-Year USD	15,500	(20)
Put Strike $2.75
Expires 05/22/2009
5-Year IRO USD	12,100	(16)
Put Strike $2.75
Expires 05/22/2009
5-Year IRO USD	14,600	(19)
Put Strike $2.75
Expires 05/22/2009
7-Year IRO USD	6,400	(1)
Put Strike $4.40
Expires 08/03/2009
5-Year IRO USD	5,200	(♦ )
Put Strike $4.15
Expires 08/03/2009
5-Year IRO USD	1,900	(♦ )
Put Strike $4.20
Expires 07/02/2009
Total Written Swaptions (Premiums: $1,273)		(656)

The notes to the financial statements are an integral part of this report.

SWAP AGREEMENTS (e)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread at 03/31/2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Alcoa, Inc., 6.34%, 07/15/2019	1.20%	09/20/2013	BRC	662.44	$300	$64	$—	$64
Alcoa, Inc., 6.34%, 07/15/2019	1.33%	09/20/2018	BRC	629.72	2,300	645	—	645
AutoZone, Inc., 5.88%, 01/15/2012	0.67%	06/20/2017	RYL	138.37	3,900	77	—	77
Baxter International, Inc., 6.63%, 02/15/2028	0.35%	09/20/2013	BRC	49.20	4,100	3	—	3
BFC Genesee, Ltd., 7.00%, 01/01/2041§	2.25%	01/10/2041	CBK	96.03	2,460	2,377	—	2,377
Campbell Soup Company, 4.88%, 10/01/2013	0.35%	09/20/2013	BRC	43.91	1,700	(1)	—	(1)
Campbell Soup Company, 4.88%, 10/01/2013	0.35%	09/20/2013	UAG	43.91	700	♦	—	♦
Diamond Offshore Drill, Zero Coupon, 6/6/2020	0.44%	06/20/2017	CBK	203.15	3,700	102	—	102
Eastman Chemical Company, 7.60%, 02/01/2027	0.65%	09/20/2013	BPS	147.8	5,600	170	—	170
First Energy Corp., 7.38%, 11/15/2031	0.68%	09/20/2013	BRC	127.5	9,000	216	—	216
General Mills, Inc., 5.70%, 02/15/2017	0.50%	09/20/2013	BRC	78.56	5,000	58	—	58
HSBC Finance Corp BP, 6.38%, 01/15/2011	0.20%	12/20/2011	RYL	673.14	2,000	460	—	460
John Deere Capital Corp., 6.00%, 02/15/2009	0.63%	09/20/2013	UAG	172.39	2,500	145	—	145
JPMorgan Chase & Co., 6.00%, 01/15/2018	0.50%	12/20/2017	BPS	111.28	4,000	379	—	379
JPMorgan Chase & Co., 6.00%, 01/15/2018	0.56%	12/20/2017	BPS	111.28	6,000	543	—	543
Kerr-McGee, Corp., 5.88%, 09/15/2011	0.16%	09/20/2011	RYL	82.24	4,100	45	—	45
Limited Brands BP, 6.125%, 06/02/2017	1.03%	06/20/2017	GST	4.91	11,000	1,898	—	1,898
Montauk Point CDO, Ltd. 26-2A A4, 6.8%, 04/06/2046 §	2.22%	01/06/2046	FBF	96.96	2,500	2,376	—	2,376
Morgan Stanley BP 5.84% 01/15/2015	0.28%	12/21/2015	RYL	370.53	1,100	180	—	180
Nabors Industries, 5.38%, 08/15/2012	0.47%	06/20/2012	FBF	416.62	3,600	268	—	268
Ratheon Co., 7.20%, 08/15/2027	0.48%	09/20/2013	BRC	65.92	400	2	—	2
Sempra Energy, 6.00%, 02/01/2013	0.67%	09/20/2013	CBK	114.99	10,000	192	—	192
						$10,199	$—	$10,199

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 03/31/2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Altria Group, Inc., 9.25%, 08/06/2019	1.46%	03/20/2019	DUB	1.15	$13,000	$(334)	$—	$(334)
John Deere Capital Corp., 6.00%, 02/15/2009	1.75%	09/20/2013	BRC	172.39	2,500	(30)	—	(30)
Reynolds American Inc., 7.63%, 06/1/2016	1.28%	06/20/2017	GST	404.98	2,100	(270)	—	(270)
Time Warner, Inc., 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	1.06	410	(3)	—	(3)
						$(637)	$—	$(637)

The notes to the financial statements are an integral part of this report.

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation
CDX.NA.IG.10	1.55%	06/20/2013	FBF	—	$3,709	$147	$(7)	$154
Dow Jones CDX.EM.9 Index	2.65%	06/20/2013	BRC	—	21,500	3,223	(514)	3,737
Dow Jones CDX.HY-10 Index	5.00%	06/20/2013	BRC	—	5,432	1,512	81	1,431
Dow Jones CDX.HY-10 Index	5.00%	06/20/2013	UAG	—	6,499	1,809	93	1,716
Dow Jones CDX.IG.5 7 Year Index	0.14%	12/20/2012	MYC	—	13,400	3,948	—	3,948
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	BRC	—	8,686	769	100	669
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	MYC	—	12,200	1,080	278	802
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	GST	—	13,176	1,166	207	959
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	RYL	—	3,806	337	51	286
						$13,991	$289	$13,702

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Asset-backed Securities Index	0.11%	05/25/2046	GST	—	$4,000	$(2,760)	$(1,300)	$(1,460)
CDX.HY-9, 5 Year Index	6.37%	12/20/2012	MEI	—	6,000	(2,308)	—	(2,308)
Commercial Mortgage Backed Index	0.08%	12/13/2049	MYC	—	3,200	(984)	(484)	(500)
Dow Jones CDX.HY-8 1 Index	0.48%	06/20/2012	BRC	—	7,412	(854)	—	(854)
Dow Jones CDX.HY-9 1 Index	2.08%	12/20/2012	MEI	—	14,626	(1,613)	—	(1,613)
Dow Jones CDX.HY-9, 5 Year Index	1.40%	12/20/2012	FBF	—	6,863	(1,002)	(72)	(930)
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	MYC	—	45,872	2,005	(1,568)	3,573
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	GST	—	22,741	978	(661)	1,639
Dow Jones CDX.IG.5 1 Year Index	0.46%	12/20/2015	MYC	—	9,600	(3,859)	—	(3,859)
						$(10,397)	$(4,085)	$(6,312)

INTEREST RATE SWAP AGREEMENTS - RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-month USD-LIBOR	5.00%	12/17/2023	MLC	—	$138,600	$(31,769)	$222	$(31,991)
3-month USD-LIBOR	5.00%	12/17/2023	RYL	—	14,200	(3,255)	(765)	(2,490)
3-month USD-LIBOR	5.00%	12/17/2023	DUB	—	50,500	(11,575)	717	(12,292)
3-month USD-LIBOR	5.00%	12/17/2023	JPM	—	8,600	(1,971)	85	(2,056)
3-month USD-LIBOR	4.00%	06/17/2024	RYL	—	9,800	(933)	(1,185)	252
3-month USD-LIBOR	4.00%	06/17/2024	FBF	—	10,300	(981)	(1,246)	265
3-month USD-LIBOR	5.00%	12/17/2028	MYC	—	25,700	(6,971)	499	(7,470)
3-month USD-LIBOR	5.00%	12/17/2028	MLC	—	18,600	(5,045)	(176)	(4,869)
3-month USD-LIBOR	3.00%	06/17/2029	DUB	—	7,200	278	(27)	305
3-month USD-LIBOR	3.00%	06/17/2029	RYL	—	1,700	66	(78)	144
3-month USD-LIBOR	5.00%	12/17/2038	MLC	—	32,300	(11,146)	(1,644)	(9,502)
3-month USD-LIBOR	5.00%	12/17/2038	RYL	—	21,700	(7,488)	(2,342)	(5,146)
3-month USD-LIBOR	5.00%	12/17/2038	BPS	—	1,700	(587)	9	(596)
3-month USD-LIBOR	5.00%	12/17/2038	MYC	—	4,700	(1,622)	(297)	(1,325)
6-month EURIBOR	5.00%	09/17/2038	MYC	EUR	8,300	(2,588)	(648)	(1,940)
6-month EURIBOR	4.75%	09/19/2038	GLM	EUR	11,000	(2,758)	(487)	(2,271)
6-month GBP-LIBOR	6.00%	06/19/2009	BRC	GBP	22,600	(458)	80	(538)
6-month GBP-LIBOR	4.50%	12/15/2035	DUB	GBP	10,100	(588)	255	(843)

The notes to the financial statements are an integral part of this report.

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-month GBP-LIBOR	4.00%	06/15/2037	BRC	GBP	2,700	$(75)	$(11)	$(64)
6-month GBP-LIBOR	4.00%	06/15/2037	GLM	GBP	4,100	(114)	(24)	(90)
6-month GBP-LIBOR	4.34%	12/07/2042	BRC	GBP	2,600	(397)	—	(397)
6-month JPY-LIBOR	1.50%	06/17/2016	UAG	JPY	960,000	(248)	(194)	(54)
6-month USD-LIBOR	5.00%	12/17/2028	BRC	—	$2,800	(759)	—	(759)
6-month USD-LIBOR	5.00%	12/17/2038	BRC	—	29,800	(10,283)	(620)	(9,663)
BRL-CDI	14.77%	01/02/2012	MLC	BRL	6,700	223	—	223
BRL-CDI	14.77%	01/02/2012	HUS	BRL	2,400	80	—	80
FRC - Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2010	BRC	EUR	2,500	133	—	133
FRC - Excluding Tobacco-Non-Revised CPI	2.15%	10/15/2010	UAG	EUR	6,300	336	—	336
FRC - Excluding Tobacco-Non-Revised CPI	2.09%	10/15/2010	BPS	EUR	5,000	232	(1)	233
FRC - Excluding Tobacco-Non-Revised CPI §	1.96%	04/05/2012	BRC	EUR	600	13	1	12
ICAP CMM FRA Fixing Rate	5.50%	05/21/2009	MLC	—	$1,000	(166)	5	(171)
						$(100,416)	$(7,872)	$(92,544)

NTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-month USD-LIBOR	4.00%	12/17/2013	RYL	—	$98,900	$8,801	$(1,458)	$10,259
3-month USD-LIBOR	4.00%	12/17/2013	MYC	—	202,600	18,030	(1,556)	19,586
3-month USD-LIBOR	4.00%	06/17/2019	RYL	—	4,100	382	238	144
3-month USD-LIBOR §	4.00%	06/17/2019	BRC	—	6,100	569	353	216
6-month EURIBOR	5.00%	09/17/2038	JPM	EUR	500	(156)	—	(156)
6-month GBP-LIBOR	2.05%	09/15/2010	RYL	GBP	3,100	195	(92)	287
6-month GBP-LIBOR	2.05%	09/15/2010	BRC	GBP	6,700	421	(176)	597
BRL-CDI	12.67%	01/04/2010	MLC	BRL	15,700	142	—	142
BRL-CDI	12.67%	01/04/2010	MYC	BRL	66,800	606	—	606
BRL-CDI	10.12%	01/02/2012	MYC	BRL	44,400	(708)	(1,037)	329
BRL-CDI	10.58%	01/02/2012	UAG	BRL	46,800	(412)	(745)	333
BRL-CDI	12.54%	01/02/2012	MYC	BRL	8,900	135	(51)	186
BRL-CDI	12.54%	01/02/2012	MLC	BRL	34,100	516	(181)	697
BRL-CDI	10.15%	01/02/2012	GLM	BRL	69,600	(1,074)	609	(1,683)
BRL-CDI	12.54%	01/02/2012	UAG	BRL	23,900	362	(105)	467
FRC - Excluding Tobacco-Non-Revised CPI §	1.95%	03/15/2012	BRC	EUR	3,200	74	2,796	(2,722)
FRC - Excluding Tobacco-Non-Revised CPI §	1.96%	03/28/2012	RYL	EUR	1,000	20	—	20
FRC - Excluding Tobacco-Non-Revised CPI §	1.95%	03/30/2012	RYL	EUR	1,100	22	—	22
FRC - Excluding Tobacco-Non-Revised CPI §	1.96%	03/30/2012	GLM	EUR	1,100	23	—	23
FRC - Excluding Tobacco-Non-Revised CPI	1.94%	04/10/2012	RYL	EUR	1,600	28	—	28
FRC - Excluding Tobacco-Non-Revised CPI	1.94%	04/10/2012	BPS	EUR	1,500	24	—	24
FRC - Excluding Tobacco-Non-Revised CPI §	1.98%	04/30/2012	BRC	EUR	1,200	24	—	24
FRC-Excluding Tobacco-Non-Revised CPI §	1.95%	03/15/2012	JPM	EUR	1,800	37	(548)	585
						$28,061	$(1,953)	$30,014

The notes to the financial statements are an integral part of this report.

FUTURES CONTRACTS: (c)

Description	Contracts G	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month EURIBOR	218	09/13/2010	$4
3-Month EURIBOR	249	06/14/2010	7
90-Day Euro	481	03/15/2010	2,774
90-Day Euro	36	09/14/2010	5
90-Day Euro	252	06/15/2009	211
90-Day Euro	1,100	09/14/2009	1,049
90-Day GBP	132	09/16/2010	199
90-Day GBP	541	09/17/2009	3,767
90-Day Sterling LIBOR	621	12/16/2009	2,916
90-Day Sterling LIBOR	264	03/17/2010	71
German Euro BOBL	311	06/08/2009	(19)
German Euro Bund	55	06/08/2009	39
			$11,023

FORWARD FOREIGN CURRENCY CONTRACTS: (a)

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Brazilian Real	20,985	06/02/2009	$8,586	$326
Brazilian Real	(20,164)	06/02/2009	(8,217)	(346)
British Pound Sterling	6,234	04/09/2009	8,878	67
British Pound Sterling	(15,302)	04/09/2009	(22,167)	212
Canadian Dollar	(164)	04/02/2009	(130)	♦
Canadian Dollar	1,663	04/27/2009	1,335	(16)
Canadian Dollar	(306)	04/27/2009	(237)	(5)
Chinese Yuan Renminbi	(4,492)	05/06/2009	(649)	(9)
Chinese Yuan Renminbi	142,940	07/15/2009	22,163	(1,220)
Chinese Yuan Renminbi	(185,900)	07/15/2009	(26,745)	(494)
Chinese Yuan Renminbi	99,888	09/08/2009	14,419	238
Chinese Yuan Renminbi	(2,206)	09/08/2009	(320)	(4)
Danish Krone	(52,303)	06/04/2009	(8,799)	(518)
Euro	606	04/14/2009	808	(3)
Euro	(3,090)	04/14/2009	(4,186)	81
Japanese Yen	(767,538)	05/07/2009	(7,891)	132
Japanese Yen	(767,536)	06/04/2009	(7,884)	122
Malaysian Ringgit	6,775	04/14/2009	1,920	(63)
Malaysian Ringgit	(6,774)	04/14/2009	(1,861)	4
Malaysian Ringgit	8,644	08/12/2009	2,436	(68)
Malaysian Ringgit	(8,526)	08/12/2009	(2,326)	(11)
Mexican Peso	116,852	05/19/2009	8,562	(385)
Mexican Peso	115	11/27/2009	8	♦
New Zealand Dollar	1,507	04/03/2009	858	1
New Zealand Dollar	(1,507)	04/03/2009	(750)	(110)
New Zealand Dollar	(1,507)	05/07/2009	(856)	(1)
Polish Zloty	12,902	05/06/2009	5,717	(2,015)
Polish Zloty	(12,903)	05/06/2009	(4,273)	570
Russian Ruble	329,484	05/06/2009	11,659	(2,046)
Russian Ruble	(329,486)	05/06/2009	(10,212)	599
Singapore Dollar	6,807	04/14/2009	4,638	(162)
Singapore Dollar	(2,483)	04/14/2009	(1,634)	2
Singapore Dollar	3,467	07/30/2009	2,314	(37)
Singapore Dollar	(9,430)	07/30/2009	(6,213)	17
				$(5,142)

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2009.
♦	Value and/or principal is less than $1.
Џ	In default.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 03/31/2009.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
§	Illiquid. These securities aggregated to $6,990, or 0.53%; and illiquid derivatives aggregated to $5,535, or 0.42% of the Fund’s net assets.
G	Contract amounts are not in thousands.
▲	Rate shown reflects the yield at 03/31/2009.
#

Aggregate cost for federal income tax purposes is $2,338,921. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $57,177 and $203,363, respectively. Net unrealized depreciation for tax purposes is $146,186.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)

Securities with an aggregate market value of $1,009 have been pledged as collateral and cash in the amount of $3,020 has been segregated with the custodian to cover margin requirements for open forward foreign currency contracts.

(b)	A portion of this security has been pledged as collateral in the amount of $2,772 to cover margin requirements for open future contracts.

(c)	Cash in the amount of $3,168 has been segregated with the broker to cover margin requirements for open future contracts.

(d)	All of this security has been pledged as collateral in the amount of $1,190 to cover margin requirements for open swap contracts.

(e)

Securities with an aggregate market value of $7,284 have been pledged as collateral and cash in the amount of $10,420 has been segregated with the custodian to cover margin requirements for open swap contracts.

(f)

Securities with an aggregate market value of $1,677 have been pledged as collateral and cash in the amount of $2,496 has been segregated with the custodian to cover margin requirements for open TBA transactions.

The notes to the financial statements are an integral part of this report.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $135,401, or 10.28%, of the Fund’s net assets.

BPS	BNP Paribas
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CDX	A series of indices that track North American and emerging market credit derivative indices.
CLO	Collateralized Loan Obligation
CMM	Constant Maturity Mortgage
CPI	Consumer Price Index
DKK	Danish Kroner
DUB	Deutsche Bank AG
EM	Emerging Markets
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
FRA	Forward Rate Agreement
FRC	Fixed Rate Credit
FSB	Full-Service Bank
GBP	British Pound Sterling
GLM	Goldman Sachs Capital Markets
GST	Goldman Sachs Capital Markets
HUS	HSBC Bank USA
HY	High Yield
ICAP

The world’s largest interdealer brokerage, is a wholesale broker of over-the-counter (OTC) derivatives, money markets, and securities, focusing on such markets as foreign exchange, energy, credit, and equities.

IG	Investment Grade
IRO	Interest Rate Option
JPM	JPMorgan Chase Bank
JPY	Japanese Yen
LB	Lehman Brothers
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Company
LP	Limited Partnership
MEI	Merrill Lynch International
MLC	Merrill Lynch Capital Services
MYC	Morgan Stanley Capital Services
NA	North American
OTC	Over The Counter
PLC	Public Limited Company
RYL	Royal Bank of Scotland PLC
STRIP	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
UAG	UBS AG
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities			Total Investments in Securities (net of Securities Sold Short and	Other Financial Instruments*
Level 1	Level 2	Level 3	Written Options and Swaptions)	Level 1	Level 2	Level 3
$6,369	$2,156,412	$2,444	$2,165,225	$11,011	$(56,783)	$6,078

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
$10,797	$(98)	$0	$32	$3,250	$(5,459)	$8,522

The notes to the financial statements are an integral part of this report.

Transamerica Science and Technology VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.3%)
Aerospace & Defense (1.9%)
Hexcel Corp. ‡	193,000	$1,268
Biotechnology (2.1%)
Gilead Sciences, Inc. ‡	30,300	1,403
Communications Equipment (12.3%)
Cisco Systems, Inc. ‡	45,000	755
F5 Networks, Inc. ‡	81,500	1,707
Juniper Networks, Inc. ‡	67,000	1,009
Polycom, Inc. ‡	183,520	2,824
Qualcomm, Inc.	50,500	1,965
Computers & Peripherals (13.8%)
Apple, Inc. ‡	23,400	2,460
Data Domain, Inc. ‡	201,000	2,527
EMC Corp. -Series MA ‡	127,000	1,448
Palm, Inc. ‡	327,800	2,826
Diversified Consumer Services (1.3%)
Capella Education Co. ‡	16,500	875
Diversified Telecommunication Services (6.1%)
AT&T, Inc.	82,700	2,084
Verizon Communications, Inc.	66,000	1,993
Electronic Equipment & Instruments (6.7%)
DTS, Inc. ‡	47,000	1,131
FLIR Systems, Inc. ‡	79,000	1,618
Itron, Inc. ‡	36,700	1,737
Health Care Equipment & Supplies (6.6%)
Covidien, Ltd.	36,600	1,217
Intuitive Surgical, Inc. ‡	14,800	1,411
NuVasive, Inc. ‡	58,100	1,823
Internet & Catalog Retail (6.7%)
Amazon.com, Inc. ‡	43,300	3,179
priceline.com, Inc. ‡	16,800	1,324
Internet Software & Services (9.0%)
Equinix, Inc. ‡	44,700	2,509
Google, Inc. -Class A ‡	5,800	2,019
Vocus, Inc. ‡	110,800	1,473
Pharmaceuticals (2.6%)
Allergan, Inc.	35,800	1,710
Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	48,000	722
Software (20.0%)
Activision Blizzard, Inc. ‡	270,000	2,825
Adobe Systems, Inc. ‡	61,000	1,305
Concur Technologies, Inc. ‡	69,600	1,336
Informatica Corp. ‡	93,900	1,245
Nintendo Co., Ltd. ADR	46,200	1,686
Nuance Communications, Inc. ‡	214,100	2,325
Salesforce.com, Inc. ‡	80,300	2,628
Wireless Telecommunication Services (9.1%)
American Tower Corp. -Class A ‡	47,500	1,445
NII Holdings, Inc. ‡	89,300	1,340
SBA Communications Corp. -Class A ‡	57,200	1,333
Sprint Nextel Corp. ‡	550,000	1,963
Total Common Stocks (cost $85,108)		66,448

	Principal
REPURCHASE AGREEMENT (1.8%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $1,218 on 04/01/2009 •	$1,218	1,218
Total Repurchase Agreement (cost $1,218)		1,218

Total Investment Securities (cost $86,326) #		$67,666

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/04/2009, and with a market value plus accrued interest of $1,245.
#

Aggregate cost for federal income tax purposes is $86,326. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,811 and $20,471, respectively. Net unrealized depreciation for tax purposes is $18,660.

DEFINITION:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$66,448	$1,218	$—	$67,666

The notes to the financial statements are an integral part of this report.

1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.4%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc. ‡	45,430	$3,043
Auto Components (0.8%)
Tenneco, Inc. ‡	766,044	1,249
Chemicals (5.2%)
Intrepid Potash, Inc. ‡	214,510	3,958
Terra Industries, Inc.	160,161	4,499
Commercial Banks (4.0%)
Bank of Hawaii Corp.	98,265	3,241
City National Corp.	97,225	3,283
Commercial Services & Supplies (2.9%)
Energysolutions, Inc.	210,000	1,817
Republic Services, Inc. -Class A	173,645	2,978
Communications Equipment (5.2%)
Arris Group, Inc. ‡	634,995	4,679
Harmonic Lightwaves, Inc. ‡	575,169	3,739
Electric Utilities (2.5%)
NV Energy, Inc.	275,400	2,586
Portland General Electric Co.	88,540	1,557
Electrical Equipment (2.1%)
General Cable Corp. ‡	170,035	3,370
Energy Equipment & Services (1.4%)
Superior Energy Services, Inc. ‡	171,240	2,207
Health Care Equipment & Supplies (4.7%)
Hologic, Inc. ‡	296,940	3,887
West Pharmaceutical Services, Inc.	117,225	3,846
Health Care Providers & Services (1.7%)
Mednax, Inc. ‡	95,000	2,800
Health Care Technology (3.4%)
Allscripts-Misys Healthcare Solutions, Inc.	534,945	5,505
Hotels, Restaurants & Leisure (6.4%)
Cheesecake Factory ‡	289,570	3,315
Penn National Gaming, Inc. ‡	112,120	2,708
PF Chang’s China Bistro, Inc. ‡	142,050	3,250
Starwood Hotels & Resorts Worldwide, Inc.	91,200	1,158
Insurance (6.4%)
HCC Insurance Holdings, Inc.	210,485	5,302
PartnerRe, Ltd.	83,330	5,172
Internet Software & Services (2.5%)
Valueclick, Inc. ‡	474,222	4,036
IT Services (2.4%)
NeuStar, Inc. -Class A ‡	237,001	3,970
Leisure Equipment & Products (0.9%)
Pool Corp.	105,100	1,408
Life Sciences Tools & Services (2.3%)
Charles River Laboratories International, Inc. ‡	138,055	3,756
Machinery (1.8%)
Clarcor, Inc.	113,450	2,858
Media (1.7%)
Lamar Advertising Co. -Class A ‡	286,170	2,790
Oil, Gas & Consumable Fuels (4.5%)
Comstock Resources, Inc. ‡	83,650	2,493
PetroHawk Energy Corp. ‡	252,880	4,863
Pharmaceuticals (2.3%)
Sepracor, Inc. ‡	255,060	3,739
Professional Services (5.8%)
FTI Consulting, Inc. ‡	126,000	6,233
Manpower, Inc.	108,300	3,415
Real Estate Investment Trusts (13.6%)
Annaly Capital Management, Inc.	449,855	6,238
Capstead Mortgage Corp.	343,995	3,695
Host Hotels & Resorts, Inc.	1,033,300	4,051
Omega Healthcare Investors, Inc.	365,350	5,144
Potlatch Corp.	127,905	2,966
Real Estate Management & Development (1.0%)
St. Joe Co. ‡	99,500	1,666
Road & Rail (1.0%)
Kansas City Southern ‡	130,415	1,658
Software (3.6%)
Macrovision Solutions Corp. ‡	331,062	5,890
Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc. ‡	41,955	402
Thrifts & Mortgage Finance (2.0%)
People’s United Financial, Inc.	184,030	3,307
Trading Companies & Distributors (2.2%)
WESCO International, Inc. ‡	194,400	3,523
Total Common Stocks (cost $174,308)		157,250

	Principal
REPURCHASE AGREEMENT (3.5%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $5,657 on 04/01/2009 •	$5,657	5,657
Total Repurchase Agreement (cost $5,657)		5,657

Total Investment Securities (cost $179,965) #		$162,907

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $5,772.
#

Aggregate cost for federal income tax purposes is $179,965. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,350 and $31,408, respectively. Net unrealized depreciation for tax purposes is $17,058.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$157,250	$5,657	$—	$162,907

The notes to the financial statements are an integral part of this report.

1

Transamerica T. Rowe Price Equity Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.3%)
Aerospace & Defense (1.7%)
Boeing Co.	60,400	$2,149
Honeywell International, Inc.	62,900	1,752
Air Freight & Logistics (1.1%)
United Parcel Service, Inc. -Class B	51,200	2,520
Airlines (0.5%)
Southwest Airlines Co.	190,600	1,206
Automobiles (0.4%)
Harley-Davidson, Inc.	61,500	823
Beverages (0.6%)
Anheuser-Busch InBev NV	48,100	1,324
Biotechnology (0.9%)
Amgen, Inc. ‡	39,100	1,936
Building Products (0.7%)
Masco Corp.	156,400	1,092
USG Corp. ‡	60,200	458
Capital Markets (3.7%)
Bank of New York Mellon Corp.	135,180	3,819
Goldman Sachs Group, Inc.	25,600	2,714
Janus Capital Group, Inc.	21,600	144
Legg Mason, Inc.	27,000	429
Och-Ziff Capital Management Group LLC -Class A	45,800	278
UBS AG	93,000	872
Chemicals (1.6%)
E.I. duPont de Nemours & Co.	85,200	1,903
International Flavors & Fragrances, Inc.	63,600	1,936
Commercial Banks (4.0%)
Allied Irish Banks PLC	249,700	196
Fifth Third Bancorp	115,500	337
KeyCorp	135,500	1,066
Marshall & Ilsley Corp.	54,800	309
SunTrust Banks, Inc.	104,500	1,227
US Bancorp	205,500	3,002
Wells Fargo & Co.	190,440	2,712
Commercial Services & Supplies (0.7%)
Avery Dennison Corp.	65,700	1,468
Communications Equipment (0.4%)
Cisco Systems, Inc. ‡	59,800	1,003
Computers & Peripherals (0.6%)
Dell, Inc. ‡	146,700	1,391
Construction Materials (0.9%)
Vulcan Materials Co.	44,000	1,949
Consumer Finance (1.8%)
American Express Co.	173,900	2,370
Capital One Financial Corp.	68,900	843
SLM Corp. ‡	179,300	888
Distributors (0.5%)
Genuine Parts Co.	39,150	1,169
Diversified Consumer Services (0.5%)
H&R Block, Inc.	63,100	1,148
Diversified Financial Services (4.9%)
Bank of America Corp.	454,077	3,097
JPMorgan Chase & Co.	285,622	7,591
Diversified Telecommunication Services (4.6%)
AT&T, Inc.	228,540	5,759
Qwest Communications International, Inc.	476,100	1,628
Verizon Communications, Inc.	100,642	3,039
Electric Utilities (3.5%)
Duke Energy Corp.	136,900	1,960
Entergy Corp.	23,500	1,600
FirstEnergy Corp.	24,450	944
Pinnacle West Capital Corp.	47,600	1,264
Progress Energy, Inc.	57,100	2,071
Electrical Equipment (0.5%)
Cooper Industries, Ltd. -Class A	45,414	1,174
Energy Equipment & Services (1.3%)
BJ Services Co.	51,300	510
Schlumberger, Ltd.	59,900	2,434
Food Products (3.5%)
Hershey Co.	135,100	4,695
Kraft Foods, Inc. -Class A	90,500	2,017
McCormick & Co., Inc.	39,300	1,162
Health Care Providers & Services (0.5%)
WellPoint, Inc. ‡	29,600	1,124
Hotels, Restaurants & Leisure (0.7%)
Marriott International, Inc. -Class A	83,200	1,361
MGM Mirage, Inc. ‡	82,000	191
Household Durables (2.8%)
Black & Decker Corp.	23,800	751
Dr Horton, Inc.	61,100	593
Fortune Brands, Inc.	92,100	2,261
Harman International Industries, Inc.	33,900	459
Newell Rubbermaid, Inc.	77,000	491
Whirlpool Corp.	58,800	1,740
Household Products (0.8%)
Kimberly-Clark Corp.	38,100	1,757
Independent Power Producers & Energy Traders (0.6%)
Constellation Energy Group, Inc.	43,300	895
NRG Energy, Inc. ‡	20,400	359
Industrial Conglomerates (3.9%)
3M Co.	71,400	3,550
General Electric Co.	495,550	5,011
Insurance (3.3%)
Chubb Corp.	29,300	1,240
Lincoln National Corp.	98,666	660
Marsh & McLennan Cos., Inc.	152,300	3,084
Progressive Corp. ‡	84,800	1,140
Travelers Cos., Inc.	34,210	1,390
Internet Software & Services (1.3%)
eBay, Inc. ‡	97,800	1,228
Yahoo, Inc. ‡	133,100	1,705
IT Services (1.0%)
Computer Sciences Corp. ‡	58,700	2,163
Leisure Equipment & Products (0.6%)
Mattel, Inc.	117,300	1,352
Machinery (2.5%)
Deere & Co.	63,900	2,100
Eaton Corp.	17,100	630
Illinois Tool Works, Inc.	94,200	2,907
Media (4.4%)
Cablevision Systems Corp. -Class A	90,700	1,174
CBS Corp. -Class B	69,800	268
McGraw-Hill Cos., Inc.	109,500	2,503
New York Times Co. -Class A	143,700	650
Time Warner Cable, Inc. -Class A	24,699	613
Time Warner, Inc.	98,400	1,899

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Media (continued)
Walt Disney Co.	125,800	$2,285
WPP PLC	91,200	513
Metals & Mining (1.5%)
Alcoa, Inc.	102,500	752
Nucor Corp.	68,600	2,619
Multiline Retail (0.3%)
Macy’s, Inc.	66,600	593
Multi-Utilities (2.9%)
NiSource, Inc.	211,600	2,074
PG&E Corp.	47,600	1,819
TECO Energy, Inc.	43,400	484
Xcel Energy, Inc.	117,300	2,185
Oil, Gas & Consumable Fuels (14.5%)
Anadarko Petroleum Corp.	57,700	2,244
BP PLC ADR	71,374	2,862
Chevron Corp.	114,250	7,682
ConocoPhillips	19,700	771
Consol Energy, Inc.	26,800	676
Exxon Mobil Corp.	114,238	7,780
Murphy Oil Corp.	71,400	3,197
Royal Dutch Shell PLC -Class A ADR	109,500	4,851
Spectra Energy Corp.	67,700	957
Sunoco, Inc.	57,000	1,509
Paper & Forest Products (1.4%)
International Paper Co.	192,993	1,359
MeadWestvaco Corp.	89,100	1,068
Weyerhaeuser Co.	23,000	634
Pharmaceuticals (6.4%)
Bristol-Myers Squibb Co.	115,900	2,541
Eli Lilly & Co.	76,800	2,566
Johnson & Johnson	47,600	2,504
Merck & Co., Inc.	97,100	2,597
Pfizer, Inc.	19,400	264
Wyeth	93,700	4,033
Semiconductors & Semiconductor Equipment (2.0%)
Analog Devices, Inc.	101,600	1,958
Applied Materials, Inc.	81,400	875
Intel Corp.	96,300	1,449
Software (1.4%)
Microsoft Corp.	176,100	3,235
Specialty Retail (3.8%)
Bed Bath & Beyond, Inc. ‡	115,600	2,861
Home Depot, Inc.	185,700	4,376
Tiffany & Co.	59,200	1,276
U.S. Government Agency Obligation (0.0%)
Fannie Mae	90,907	64
Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp. ‡	232,300	829
Vodafone Group PLC	489,400	854
Total Common Stocks (cost $342,989)		215,823

INVESTMENT COMPANY (3.1%)
Capital Markets (3.1%)
T. Rowe Price Prime Reserve Fund à	6,959,711	6,960
Total Investment Company (cost $6,960)		6,960

	Principal
CONVERTIBLE BOND (0.3%)
Ford Motor Co.
4.25%, due 12/15/2036	$2,144	748
Total Convertible Bond (cost $1,246)		748

REPURCHASE AGREEMENT (0.4%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $955 on 04/01/2009 •	955	955
Total Repurchase Agreement (cost $955)		955

Total Investment Securities (cost $352,150) #		$224,486

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $976.
à	The investment issuer is affiliated with the sub-advisor of the Fund.
#

Aggregate cost for federal income tax purposes is $352,150. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,912 and $139,576, respectively. Net unrealized depreciation for tax purposes is $127,664.

DEFINITIONS:

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$212,064	$12,422	$—	$224,486

The notes to the financial statements are an integral part of this report.

2

Transamerica T. Rowe Price Growth Stock VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.3%)
Aerospace & Defense (0.8%)
Lockheed Martin Corp.	30,000	$2,071
Air Freight & Logistics (1.6%)
Expeditors International of Washington, Inc.	77,900	2,204
United Parcel Service, Inc. -Class B	48,800	2,402
Beverages (2.7%)
Coca-Cola Co.	52,400	2,303
PepsiCo, Inc.	98,600	5,076
Biotechnology (4.4%)
Amgen, Inc. ‡	32,700	1,619
Celgene Corp. ‡	38,800	1,723
Gilead Sciences, Inc. ‡	187,000	8,662
Capital Markets (2.7%)
BlackRock, Inc. -Class A	8,600	1,118
Charles Schwab Corp.	55,700	863
Franklin Resources, Inc.	22,700	1,223
Goldman Sachs Group, Inc.	17,900	1,898
Northern Trust Corp.	26,900	1,609
State Street Corp.	25,600	788
Chemicals (2.1%)
Monsanto Co.	18,200	1,512
Praxair, Inc.	62,000	4,172
Communications Equipment (5.3%)
Cisco Systems, Inc. ‡	239,400	4,015
Juniper Networks, Inc. ‡	113,900	1,715
Qualcomm, Inc.	160,700	6,253
Research In Motion, Ltd. ‡	58,200	2,507
Computers & Peripherals (4.9%)
Apple, Inc. ‡	116,700	12,267
EMC Corp. -Series MA ‡	100,600	1,147
Diversified Consumer Services (1.0%)
Apollo Group, Inc. -Class A ‡	33,500	2,624
Electronic Equipment & Instruments (0.8%)
Dolby Laboratories, Inc. -Class A ‡	61,100	2,084
Energy Equipment & Services (2.6%)
Cameron International Corp. ‡	52,000	1,140
Schlumberger, Ltd.	114,900	4,668
Smith International, Inc.	60,900	1,308
Food & Staples Retailing (4.2%)
Costco Wholesale Corp.	57,100	2,645
CVS Caremark Corp.	120,005	3,299
SYSCO Corp.	58,800	1,341
Wal-Mart Stores, Inc.	81,400	4,241
Food Products (1.8%)
Groupe Danone	45,111	2,195
Nestle SA	77,760	2,627
Health Care Equipment & Supplies (6.1%)
Baxter International, Inc.	42,700	2,187
Becton Dickinson & Co.	42,100	2,831
Covidien, Ltd.	76,800	2,553
Dentsply International, Inc.	41,400	1,112
Intuitive Surgical, Inc. ‡	1,900	181
Medtronic, Inc.	156,200	4,603
St Jude Medical, Inc. ‡	58,900	2,140
Stryker Corp.	42,000	1,430
Health Care Providers & Services (6.1%)
Express Scripts, Inc. -Class A ‡	79,200	3,657
McKesson Corp.	53,900	1,889
Medco Health Solutions, Inc. ‡	202,700	8,379
WellPoint, Inc. ‡	74,500	2,829
Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp.	36,800	2,008
Yum! Brands, Inc.	81,900	2,251
Household Products (1.3%)
Procter & Gamble Co.	77,457	3,647
Industrial Conglomerates (0.4%)
3M Co.	19,800	984
Internet & Catalog Retail (5.1%)
Amazon.com, Inc. ‡	165,400	12,147
Expedia, Inc. ‡	105,845	961
priceline.com, Inc. ‡	13,400	1,056
Internet Software & Services (4.6%)
Google, Inc. -Class A ‡	24,000	8,353
Tencent Holdings, Ltd.	243,400	1,801
Verisign, Inc. ‡	132,800	2,506
IT Services (6.1%)
Accenture, Ltd. -Class A	141,700	3,896
Automatic Data Processing, Inc.	95,500	3,358
Fiserv, Inc. ‡	49,100	1,790
Mastercard, Inc. -Class A	8,900	1,491
Redecard SA	59,100	715
Visa, Inc. -Class A	43,300	2,407
Western Union Co.	248,500	3,124
Machinery (3.7%)
Danaher Corp.	169,300	9,180
Deere & Co.	35,000	1,150
Media (2.1%)
McGraw-Hill Cos., Inc.	162,900	3,725
Shaw Communications, Inc. -Class B	130,000	1,970
Metals & Mining (0.8%)
Agnico-Eagle Mines, Ltd.	4,700	268
BHP Billiton, Ltd.	86,216	1,905
Multiline Retail (0.6%)
Dollar Tree, Inc. ‡	36,500	1,626
Oil, Gas & Consumable Fuels (4.3%)
Chevron Corp.	16,700	1,123
EOG Resources, Inc.	33,800	1,851
Exxon Mobil Corp.	70,490	4,799
Murphy Oil Corp.	29,500	1,321
Occidental Petroleum Corp.	2,400	134
Petroleo Brasileiro SA -Class A ADR	111,100	2,722
Pharmaceuticals (4.7%)
Allergan, Inc.	81,900	3,912
Elan Corp. PLC ADR ‡	140,200	931
NOVO Nordisk A/S -Class B	30,050	1,441
Teva Pharmaceutical Industries, Ltd. ADR	36,500	1,644
Wyeth	112,800	4,854
Road & Rail (0.2%)
Union Pacific Corp.	10,900	448
Semiconductors & Semiconductor Equipment (1.2%)
Broadcom Corp. -Class A ‡	44,600	891
Marvell Technology Group, Ltd. ‡	249,100	2,282
Software (4.1%)
Autodesk, Inc. ‡	107,100	1,800
McAfee, Inc. ‡	76,800	2,573
Microsoft Corp.	324,100	5,953

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Software (continued)
Salesforce.com, Inc. ‡	27,300	$894
Specialty Retail (2.2%)
AutoZone, Inc. ‡	26,000	4,228
Lowe’s Cos., Inc.	51,900	947
TJX Cos., Inc.	45,400	1,164
Textiles, Apparel & Luxury Goods (1.0%)
Nike, Inc. -Class B	56,600	2,654
Wireless Telecommunication Services (5.2%)
American Tower Corp. -Class A ‡	161,400	4,912
Bharti Airtel, Ltd. ‡	24,429	302
Crown Castle International Corp. ‡	240,000	4,898
Leap Wireless International, Inc. ‡	47,478	1,656
Metropcs Communications, Inc. ‡	148,200	2,531
Total Common Stocks (cost $332,658)		264,294

INVESTMENT COMPANY (3.7%)
Capital Markets (3.7%)
T. Rowe Price Prime Reserve Fund à	10,191,059	10,191
Total Investment Company (cost $10,191)		10,191

	Principal
REPURCHASE AGREEMENT (0.6%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $1,537 on 04/01/2009 •	$1,537	1,537
Total Repurchase Agreement (cost $1,537)		1,537

Total Investment Securities (cost $344,386) #		$276,022

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $1,569.
à	The investment issuer is affiliated with the sub-advisor of the Fund.
#

Aggregate cost for federal income tax purposes is $344,386. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,266 and $75,630, respectively. Net unrealized depreciation for tax purposes is $68,364.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$254,023	$21,999	$—	$276,022

The notes to the financial statements are an integral part of this report.

2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc. ‡	7,300	$489
Ceradyne, Inc. ‡	9,600	174
Esterline Technologies Corp. ‡	8,100	164
HEICO Corp. -Class A	5,500	113
Teledyne Technologies, Inc. ‡	16,400	438
Transdigm Group, Inc. ‡	9,200	302
Air Freight & Logistics (1.0%)
Hub Group, Inc. -Class A ‡	23,500	400
UTI Worldwide, Inc.	47,700	570
Airlines (0.1%)
Skywest, Inc.	9,600	119
Auto Components (0.2%)
Gentex Corp.	17,400	173
Beverages (0.2%)
Boston Beer Co., Inc. -Class A ‡	11,100	232
Biotechnology (5.6%)
Acorda Therapeutics, Inc. ‡	7,600	151
Alexion Pharmaceuticals, Inc. ‡	19,500	734
Alkermes, Inc. ‡	22,400	272
Allos Therapeutics, Inc. ‡	11,600	72
Alnylam Pharmaceuticals, Inc. ‡	3,400	65
Amicus Therapeutics, Inc. ‡	2,200	20
Amylin Pharmaceuticals, Inc. ‡	4,900	58
Array Biopharma, Inc. ‡	6,600	17
BioMarin Pharmaceutical, Inc. ‡	24,300	300
Cepheid, Inc. ‡	12,100	83
Cougar Biotechnology, Inc. ‡	3,900	126
Cubist Pharmaceuticals, Inc. ‡	12,800	209
Human Genome Sciences, Inc. ‡	22,800	19
Idenix Pharmaceuticals, Inc. ‡	5,300	16
Incyte Corp., Ltd. ‡	77,800	182
Isis Pharmaceuticals, Inc. ‡	4,700	71
Lexicon Pharmaceuticals, Inc. ‡	24,400	27
Martek Biosciences Corp. ‡	6,600	120
Medarex, Inc. ‡	21,600	111
Momenta Pharmaceuticals, Inc. ‡	7,300	80
Myriad Genetics, Inc. ‡	15,300	696
Onyx Pharmaceuticals, Inc. ‡	11,300	323
OSI Pharmaceuticals, Inc. ‡	11,700	448
PDL Biopharma, Inc.	23,300	165
Pharmasset, Inc. ‡	5,100	50
Regeneron Pharmaceuticals, Inc. ‡	18,100	251
Seattle Genetics, Inc. ‡	12,200	120
Senomyx, Inc. ‡	22,600	36
Theravance, Inc. ‡	9,800	167
United Therapeutics Corp. ‡	5,000	330
Capital Markets (2.0%)
Affiliated Managers Group, Inc. ‡	10,400	434
Cohen & Steers, Inc.	4,200	47
Greenhill & Co., Inc.	9,600	708
Knight Capital Group, Inc. -Class A ‡	6,600	97
Optionsxpress Holdings, Inc.	12,300	140
Penson Worldwide, Inc. ‡	5,800	37
Riskmetrics Group, Inc. ‡	20,500	293
Stifel Financial Corp. ‡	5,300	230
Chemicals (1.4%)
Airgas, Inc.	14,400	487
Koppers Holdings, Inc.	12,700	184
Nalco Holding Co.	27,100	354
Scotts Miracle-Gro Co. -Class A	10,000	347
Commercial Banks (1.9%)
Bank of The Ozarks, Inc.	6,500	150
Glacier Bancorp, Inc.	20,800	327
Home Bancshares, Inc.	5,100	102
Pinnacle Financial Partners, Inc. ‡	13,400	318
Signature Bank ‡	16,400	463
SVB Financial Group ‡	9,700	194
Texas Capital Bancshares, Inc. ‡	17,800	200
Commercial Services & Supplies (3.0%)
American Ecology Corp.	8,600	120
Brink’s Co.	10,800	286
Clean Harbors, Inc. ‡	6,900	331
Copart, Inc. ‡	8,300	246
Rollins, Inc.	13,900	238
Stericycle, Inc. ‡	16,400	783
Waste Connections, Inc. ‡	30,525	785
Communications Equipment (2.8%)
Adtran, Inc.	18,900	306
Avocent Corp. ‡	9,950	121
Blue Coat Systems, Inc. ‡	25,600	307
Commscope, Inc. ‡	17,600	200
Comtech Telecommunications Corp. ‡	16,700	414
Emulex Corp. ‡	10,000	50
F5 Networks, Inc. ‡	30,200	633
Harmonic Lightwaves, Inc. ‡	31,800	207
Plantronics, Inc.	10,400	126
Polycom, Inc. ‡	18,612	286
Computers & Peripherals (0.5%)
Intermec, Inc. ‡	7,400	77
Palm, Inc. ‡	38,100	328
Synaptics, Inc. ‡	4,000	107
Construction & Engineering (0.6%)
Dycom Industries, Inc. ‡	8,400	49
Perini Corp. ‡	5,100	63
Quanta Services, Inc. ‡	21,876	469
Consumer Finance (0.1%)
World Acceptance Corp. ‡	5,300	91
Containers & Packaging (0.7%)
Crown Holdings, Inc. ‡	19,700	448
Greif, Inc. -Class A	5,200	173
Distributors (0.4%)
LKQ Corp. ‡	28,000	400
Diversified Consumer Services (3.4%)
American Public Education, Inc. ‡	5,600	236
Brink’s Home Security Holdings, Inc. ‡	10,900	246
Capella Education Co. ‡	7,100	376
DeVry, Inc.	17,100	824
ITT Educational Services, Inc. ‡	7,800	947
Matthews International Corp. -Class A	11,400	328
Steiner Leisure, Ltd. ‡	9,100	222
Diversified Financial Services (0.7%)
Interactive Brokers Group, Inc. -Class A ‡	14,800	239
MSCI, Inc. -Class A ‡	24,100	407
Diversified Telecommunication Services (0.4%)
Cbeyond, Inc. ‡	8,500	160

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Diversified Telecommunication Services (continued)
Time Warner Telecom, Inc. -Class A ‡	24,800	$217
Electrical Equipment (1.8%)
Acuity Brands, Inc.	19,300	435
Ametek, Inc.	19,200	600
II-VI, Inc. ‡	20,900	359
Thomas & Betts Corp. ‡	11,500	288
Electronic Equipment & Instruments (3.8%)
Anixter International, Inc. ‡	8,400	266
Cyberoptics Corp. ‡	38,300	188
Dolby Laboratories, Inc. -Class A ‡	18,800	641
DTS, Inc. ‡	5,100	123
FLIR Systems, Inc. ‡	38,100	781
Itron, Inc. ‡	8,500	402
Mettler-Toledo International, Inc. ‡	12,400	636
Rofin-Sinar Technologies, Inc. ‡	12,100	195
Trimble Navigation, Ltd. ‡	9,900	151
TTM Technologies, Inc. ‡	25,000	145
Energy Equipment & Services (3.5%)
Atwood Oceanics, Inc. ‡	13,800	229
Complete Production Services, Inc. ‡	32,700	101
Core Laboratories NV	9,000	658
Dawson Geophysical Co. ‡	4,800	65
Dresser-Rand Group, Inc. ‡	19,800	438
Gulf Island Fabrication, Inc.	7,000	56
Helmerich & Payne, Inc.	5,100	116
IHS, Inc. -Class A ‡	7,900	325
Ion Geophysical Corp. ‡	33,000	51
Oceaneering International, Inc. ‡	12,900	476
Oil States International, Inc. ‡	22,000	295
Superior Energy Services, Inc. ‡	25,000	322
TETRA Technologies, Inc. ‡	26,000	85
Unit Corp. ‡	4,200	88
Food Products (0.6%)
Flowers Foods, Inc.	20,500	482
Ralcorp Holdings, Inc. ‡	1,100	59
Health Care Equipment & Supplies (4.5%)
American Medical Systems Holdings, Inc. ‡	18,500	206
Arthrocare Corp. ‡	11,500	56
Edwards Lifesciences Corp. ‡	9,700	588
Gen-Probe, Inc. ‡	16,300	744
Idexx Laboratories, Inc. ‡	14,400	498
Immucor, Inc. ‡	26,000	654
Integra LifeSciences Holdings Corp. ‡	4,100	101
Meridian Bioscience, Inc.	31,050	563
ResMed, Inc. ‡	11,100	392
Stereotaxis, Inc. ‡	11,100	44
Steris Corp.	14,600	340
Health Care Providers & Services (4.7%)
Alliance Healthcare Services, Inc. ‡	26,000	177
Amedisys, Inc. ‡	11,366	312
Catalyst Health Solutions, Inc. ‡	20,300	402
Centene Corp. ‡	17,600	317
Chemed Corp.	6,000	233
Chindex International, Inc. ‡	8,400	42
Corvel Corp. ‡	6,500	131
Gentiva Health Services, Inc. ‡	20,100	306
Healthsouth Corp. ‡	28,900	257
Healthspring, Inc. ‡	13,100	110
Healthways, Inc. ‡	7,000	61
Inventiv Health, Inc. ‡	10,700	87
LifePoint Hospitals, Inc. ‡	10,900	227
Mednax, Inc. ‡	9,000	265
Pharmerica Corp. ‡	28,500	475
PSS World Medical, Inc. ‡	17,000	244
Psychiatric Solutions, Inc. ‡	10,600	167
Sun Healthcare Group, Inc. ‡	25,200	213
VCA Antech, Inc. ‡	17,400	392
Health Care Technology (0.6%)
Cerner Corp. ‡	7,800	343
Medassets, Inc. ‡	400	6
Phase Forward, Inc. ‡	9,800	125
Vital Images, Inc. ‡	7,800	88
Hotels, Restaurants & Leisure (2.9%)
Burger King Holdings, Inc.	19,500	448
Cheesecake Factory ‡	15,800	181
Chipotle Mexican Grill, Inc. -Class B ‡	6,700	384
Choice Hotels International, Inc.	9,700	250
Panera Bread Co. -Class A ‡	5,200	291
PF Chang’s China Bistro, Inc. ‡	9,600	220
Red Robin Gourmet Burgers, Inc. ‡	15,700	277
WMS Industries, Inc. ‡	30,250	632
Household Durables (0.3%)
Jarden Corp. ‡	14,000	178
Tempur-Pedic International, Inc.	16,200	118
Household Products (0.9%)
Church & Dwight Co., Inc.	15,300	799
Insurance (2.1%)
Amtrust Financial Services, Inc.	19,500	186
HCC Insurance Holdings, Inc.	25,300	638
Max Capital Group, Ltd.	13,100	226
Navigators Group, Inc. ‡	6,000	283
Rli Corp.	7,300	366
Stancorp Financial Group, Inc.	10,700	244
Internet & Catalog Retail (1.0%)
Blue Nile, Inc. ‡	2,700	81
PetMed Express, Inc. ‡	11,800	194
priceline.com, Inc. ‡	8,900	702
Internet Software & Services (2.7%)
Art Technology Group, Inc. ‡	39,000	99
Asiainfo Holdings, Inc. ‡	14,900	251
Digital River, Inc. ‡	18,500	553
J2 Global Communications, Inc. ‡	19,200	420
Mercadolibre, Inc. ‡	7,100	132
Omniture, Inc. ‡	14,483	191
S1 Corp. ‡	25,500	131
SINA Corp. ‡	13,300	309
Valueclick, Inc. ‡	26,400	225
Websense, Inc. ‡	15,200	182
IT Services (4.7%)
CACI International, Inc. -Class A ‡	10,200	372
Cybersource Corp. ‡	38,200	566
Genpact, Ltd. ‡	16,900	150
Global Payments, Inc.	20,220	676
Heartland Payment Systems, Inc.	23,800	157
ManTech International Corp. -Class A ‡	5,300	222
NCI, Inc. -Class A ‡	36,700	954

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
IT Services (continued)
NeuStar, Inc. -Class A ‡	13,000	$218
Perot Systems Corp. -Class A ‡	37,800	487
RightNow Technologies, Inc. ‡	31,700	240
SRA International, Inc. -Class A ‡	14,300	210
TNS, Inc. ‡	15,700	128
Leisure Equipment & Products (0.5%)
Polaris Industries, Inc.	12,200	261
Pool Corp.	14,900	200
Life Sciences Tools & Services (3.0%)
Bio-Rad Laboratories, Inc. -Class A ‡	4,400	290
Dionex Corp. ‡	3,650	172
Eresearch Technology, Inc. ‡	20,800	109
Exelixis, Inc. ‡	27,000	124
Illumina, Inc. ‡	22,700	846
Life Technologies Corp. ‡	13,700	445
Parexel International Corp. ‡	18,400	179
Techne Corp.	8,400	460
Varian, Inc. ‡	6,700	159
Machinery (3.9%)
Actuant Corp. -Class A	50,700	524
Bucyrus International, Inc. -Class A	5,300	80
Chart Industries, Inc. ‡	12,300	97
Gardner Denver, Inc. ‡	11,100	241
Graco, Inc.	14,500	248
IDEX Corp.	19,400	424
Kennametal, Inc.	8,400	136
Middleby Corp. ‡	8,300	269
Nordson Corp.	9,900	281
RBC Bearings, Inc. ‡	9,200	141
Robbins & Myers, Inc.	9,900	150
Toro Co.	15,500	375
Valmont Industries, Inc.	3,500	176
Wabtec Corp.	15,700	414
Marine (0.4%)
Horizon Lines, Inc. -Class A	6,600	20
Kirby Corp. ‡	14,000	373
Media (1.1%)
Interactive Data Corp.	12,000	298
John Wiley & Sons, Inc. -Class A	14,900	444
Marvel Entertainment, Inc. ‡	12,600	335
Metals & Mining (0.7%)
Carpenter Technology Corp.	12,400	175
Compass Minerals International, Inc.	8,300	468
Multiline Retail (0.6%)
Big Lots, Inc. ‡	24,900	517
Oil, Gas & Consumable Fuels (2.6%)
Bill Barrett Corp. ‡	11,400	254
Cabot Oil & Gas Corp.	6,200	146
Comstock Resources, Inc. ‡	18,400	547
Concho Resources, Inc. ‡	20,000	511
Foundation Coal Holdings, Inc.	12,400	178
Frontier Oil Corp.	12,400	159
Mariner Energy, Inc. ‡	23,318	181
Penn Virginia Corp.	19,900	219
Petroquest Energy, Inc. ‡	10,000	24
St. Mary Land & Exploration Co.	17,900	237
Personal Products (1.5%)
Alberto-Culver Co. -Class B	27,600	623
Chattem, Inc. ‡	7,900	443
Herbalife, Ltd.	14,100	211
NBTY, Inc. ‡	11,800	166
Pharmaceuticals (1.1%)
Cadence Pharmaceuticals, Inc. ‡	12,100	113
Medicines Co. ‡	24,200	262
Valeant Pharmaceuticals International ‡	21,000	374
Viropharma, Inc. ‡	14,500	76
Xenoport, Inc. ‡	9,600	186
Professional Services (2.2%)
Administaff, Inc.	9,100	192
Exponent, Inc. ‡	4,600	117
Heidrick & Struggles International, Inc.	7,600	135
Huron Consulting Group, Inc. ‡	9,500	403
Korn/Ferry International ‡	11,200	101
Navigant Consulting, Inc. ‡	6,500	85
Resources Connection, Inc. ‡	36,800	555
Watson Wyatt Worldwide, Inc.	9,300	459
Real Estate Investment Trusts (0.1%)
PS Business Parks, Inc.	3,100	114
Real Estate Management & Development (0.1%)
Jones Lang Lasalle, Inc.	2,800	65
Road & Rail (0.8%)
Landstar System, Inc.	18,500	620
Old Dominion Freight Line, Inc. ‡	7,000	164
Semiconductors & Semiconductor Equipment (5.1%)
Advanced Energy Industries, Inc. ‡	32,700	246
Cabot Microelectronics Corp. ‡	6,400	154
COHU, Inc.	18,600	134
Cymer, Inc. ‡	15,000	334
Diodes, Inc. ‡	12,400	132
Fei Co. ‡	11,000	170
FormFactor, Inc. ‡	13,100	236
Integrated Device Technology, Inc. ‡	27,020	123
Intersil Corp. -Class A	17,460	201
Micrel, Inc.	34,300	241
Microsemi Corp. ‡	38,200	443
On Semiconductor Corp. ‡	117,700	458
Pericom Semiconductor Corp. ‡	11,700	86
PMC - Sierra, Inc. ‡	33,800	216
Semtech Corp. ‡	31,100	415
Silicon Laboratories, Inc. ‡	17,300	457
Standard Microsystems Corp. ‡	4,100	76
Varian Semiconductor Equipment Associates, Inc. ‡	27,125	587
Verigy, Ltd. ‡	13,700	113
Software (7.9%)
Actuate Corp. ‡	44,700	137
ANSYS, Inc. ‡	26,289	660
Blackboard, Inc. ‡	18,200	578
Commvault Systems, Inc. ‡	16,900	185
Epicor Software Corp. ‡	18,300	70
FactSet Research Systems, Inc.	15,950	798
Informatica Corp. ‡	59,000	783
Jack Henry & Associates, Inc.	12,500	204
Kenexa Corp. ‡	16,300	88
Lawson Software, Inc. ‡	22,400	95
Macrovision Solutions Corp. ‡	27,300	486

The notes to the financial statements are an integral part of this report.

3

	Shares	Value
Software (continued)
Micros Systems, Inc. ‡	25,300	$474
Monotype Imaging Holdings, Inc. ‡	16,400	61
Parametric Technology Corp. ‡	36,400	363
Phoenix Technologies, Ltd. ‡	6,000	10
Progress Software Corp. ‡	8,600	149
Quest Software, Inc. ‡	21,900	278
SPSS, Inc. ‡	11,500	327
Sybase, Inc. ‡	22,300	675
Synopsys, Inc. ‡	14,000	290
Taleo Corp. -Class A ‡	26,800	317
Tibco Software, Inc. ‡	32,900	193
Wind River Systems, Inc. ‡	22,800	146
Specialty Retail (3.0%)
Aaron Rents, Inc.	15,500	413
Aeropostale, Inc. ‡	22,450	596
Childrens Place Retail Stores, Inc. ‡	7,800	171
Guess, Inc.	12,400	261
Gymboree Corp. ‡	22,200	474
Hibbett Sports, Inc. ‡	14,700	283
J Crew Group, Inc. ‡	5,300	70
Tractor Supply Co. ‡	12,800	462
Zumiez, Inc. ‡	5,400	52
Textiles, Apparel & Luxury Goods (1.4%)
Deckers Outdoor Corp. ‡	3,500	186
Fossil, Inc. ‡	7,612	120
Hanesbrands, Inc. ‡	11,000	105
Iconix Brand Group, Inc. ‡	24,800	219
Phillips-Van Heusen Corp.	13,100	297
Warnaco Group, Inc. ‡	17,200	413
Thrifts & Mortgage Finance (0.2%)
Danvers Bancorp, Inc.	13,600	188
Trading Companies & Distributors (0.8%)
Beacon Roofing Supply, Inc. ‡	26,400	353
MSC Industrial Direct Co. -Class A	13,900	432
Wireless Telecommunication Services (1.6%)
Leap Wireless International, Inc. ‡	10,000	349
SBA Communications Corp. -Class A ‡	38,700	902
Syniverse Holdings, Inc. ‡	13,600	214
Total Common Stocks (cost $136,881)		93,344

	Principal
REPURCHASE AGREEMENT (1.1%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $1,024 on 04/01/2009 •	$1,024	1,024
Total Repurchase Agreement (cost $1,024)		1,024

Total Investment Securities (cost $137,905) #		$94,368

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $1,049.
#

Aggregate cost for federal income tax purposes is $137,905. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,298 and $48,835, respectively. Net unrealized depreciation for tax purposes is $43,537.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$93,344	$1,024	$—	$94,368

The notes to the financial statements are an integral part of this report.

4

Transamerica Templeton Global VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.2%)
Australia (0.9%)
Alumina, Ltd.	298,728	$269
Brambles, Ltd.	172,120	574
National Australia Bank, Ltd.	103,940	1,451
Austria (0.8%)
Telekom Austria AG	122,840	1,860
Bermuda (0.5%)
Tyco Electronics, Ltd.	119,445	1,319
Brazil (1.1%)
Cia Vale do Rio Doce -Class B ADR	47,630	633
Empresa Brasileira de Aeronautica SA ADR ‡	75,590	1,003
Petroleo Brasileiro SA -Class A ADR	41,710	1,022
China (0.3%)
China Telecom Corp., Ltd.	2,074,000	862
Denmark (0.3%)
Vestas Wind Systems ‡	19,650	863
France (6.7%)
Accor SA	21,680	755
AXA SA	116,760	1,401
France Telecom SA	145,330	3,313
Michelin -Class B	32,354	1,199
Sanofi-Aventis SA	49,685	2,788
Suez Environnement SA ‡	12,025	177
Suez SA	48,092	1,610
Total SA	68,028	3,365
Vivendi	79,020	2,090
Germany (5.6%)
Bayerische Motoren Werke AG	65,120	1,878
Celesio AG	60,270	1,110
Deutsche Post AG	131,070	1,412
E.ON AG ADR	77,460	2,145
Merck KGAA ‡	21,450	1,895
Muenchener Rueckversicherungs AG	12,400	1,510
SAP AG	53,890	1,884
Siemens AG	36,220	2,068
Hong Kong (0.9%)
Cheung Kong Holdings, Ltd.	151,000	1,302
Hutchison Whampoa, Ltd.	186,000	913
Ireland (0.5%)
CRH PLC	52,020	1,132
Israel (1.5%)
Check Point Software Technologies ‡	95,835	2,128
Teva Pharmaceutical Industries, Ltd. ADR	37,000	1,667
Italy (1.4%)
Autogrill SpA	102,681	591
ENI SpA ADR	53,235	2,041
UniCredit SpA	491,147	808
Japan (5.3%)
Fujifilm Holdings Corp.	54,300	1,195
Konica Minolta Holdings, Inc.	173,500	1,512
Mabuchi Motor Co., Ltd.	37,100	1,510
Mitsubishi UFJ Financial Group, Inc. ADR	126,400	622
Nintendo Co., Ltd.	5,900	1,726
Olympus Corp.	87,300	1,425
Promise Co., Ltd.	79,000	1,251
Sony Corp. ADR	32,890	679
Takeda Pharmaceutical Co., Ltd.	25,900	899
Toyota Motor Corp.	40,700	1,293
USS Co., Ltd.	22,960	1,007
Korea, Republic of (1.6%)
KB Financial Group, Inc. ADR ‡	25,790	625
Samsung Electronics Co., Ltd. -144A GDR	16,150	3,298
Netherlands (1.7%)
Akzo Nobel NV	17,080	647
ING Groep NV	105,910	580
ING Groep NV ADR	17,960	98
Koninklijke Philips Electronics NV	89,830	1,330
Randstad Holding NV	38,730	657
Reed Elsevier NV	79,569	851
Norway (1.0%)
Aker Kvaerner ASA	53,800	347
Statoilhydro ASA	34,530	604
Telenor ASA	281,100	1,608
Singapore (2.3%)
DBS Group Holdings, Ltd. ADR	5,190	115
DBS Group Holdings, Ltd.	450,000	2,509
Flextronics International, Ltd. ‡	192,250	556
Singapore Telecommunications, Ltd.	1,477,000	2,462
South Africa (0.6%)
Sasol, Ltd. ADR	52,390	1,517
Spain (1.7%)
Banco Santander SA	80,777	557
Telefonica SA	176,967	3,529
Sweden (0.5%)
Loomis AB ‡	21,802	168
Nordea Bank AB	203,350	985
Switzerland (5.1%)
ACE, Ltd.	61,040	2,466
Adecco SA	39,740	1,242
Lonza Group AG	23,140	2,286
Nestle SA ADR	75,200	2,523
Novartis AG ADR	51,540	1,949
Roche Holding AG	8,180	1,123
Swiss Reinsurance	35,870	586
UBS AG	53,288	500
Taiwan (1.5%)
Chunghwa Telecom Co., Ltd. ADR	35,043	639
Lite-On Technology Corp. GDR	195,171	1,318
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	195,214	1,747
Turkey (0.7%)
Turkcell Iletisim Hizmet AS ADR	146,280	1,798
United Kingdom (11.0%)
Aviva PLC	277,440	860
BAE Systems PLC	352,260	1,690
BP PLC ADR	56,330	2,258
British Sky Broadcasting Group PLC	247,600	1,537
Cadbury PLC	121,600	917
Compass Group PLC	289,960	1,326
GlaxoSmithKline PLC	136,807	2,131
Group 4 Securicor PLC	501,310	1,393
HSBC Holdings PLC	125,782	700
Kingfisher PLC	328,470	704
Kingfisher PLC ADR	196,100	828
Pearson PLC	194,220	1,953
Rolls-Royce Group PLC ‡	376,355	1,585
Royal Bank of Scotland PLC ‡	425,077	150

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
United Kingdom (continued)
Royal Dutch Shell PLC -Class B	90,252	$1,963
Tesco PLC	321,170	1,534
Unilever PLC	107,594	2,035
Vodafone Group PLC	1,824,401	3,181
Wolseley PLC ‡	137,620	454
United States (44.7%)
Allergan, Inc.	28,300	1,352
Amazon.com, Inc. ‡	110,000	8,078
Apple, Inc. ‡	65,000	6,833
AT&T, Inc.	122,000	3,074
Automatic Data Processing, Inc.	75,760	2,664
Becton Dickinson & Co.	45,000	3,026
Boeing Co.	36,000	1,281
BorgWarner, Inc.	122,820	2,493
Caterpillar, Inc.	57,460	1,607
Charles Schwab Corp.	215,045	3,333
Cisco Systems, Inc. ‡	160,000	2,683
Ecolab, Inc.	83,000	2,883
Emerson Electric Co.	76,000	2,172
Expeditors International of Washington, Inc.	84,000	2,376
General Electric Co.	286,000	2,891
Gilead Sciences, Inc. ‡	190,000	8,801
Google, Inc. -Class A ‡	16,000	5,569
Hewlett-Packard Co.	36,000	1,154
International Business Machines Corp.	31,000	3,004
Interpublic Group of Cos., Inc. ‡	1	♦
Jacobs Engineering Group, Inc. ‡	63,000	2,436
Johnson Controls, Inc.	245,000	2,940
PACCAR, Inc.	115,000	2,962
Praxair, Inc.	100,000	6,728
Qualcomm, Inc.	165,000	6,420
Raytheon Co.	100,000	3,894
Sigma-Aldrich Corp.	116,000	4,384
T. Rowe Price Group, Inc.	98,000	2,828
Union Pacific Corp.	73,000	3,001
Varian Medical Systems, Inc. ‡	72,045	2,193
Wal-Mart Stores, Inc.	44,500	2,318
Walt Disney Co.	123,000	2,234
Wells Fargo & Co.	190,000	2,706
Total Common Stocks (cost $336,716)		242,894

RIGHTS (0.1%)
Ireland (0.1%)
CRH PLC	14,862	323
United Kingdom (0.0%)
Royal Bank of Scotland PLC	182,175	♦
Total Rights (cost $162)		323

	Principal
REPURCHASE AGREEMENTS (1.7%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $4,287 on 04/01/2009 •	$4,287	4,287
Total Repurchase Agreements (cost $4,287)		4,287

Total Investment Securities (cost $341,165) #		$247,504

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Diversified Telecommunication Services	7.1%	$17,347
Chemicals	6.0	14,642
Pharmaceuticals	5.7	13,804
Oil, Gas & Consumable Fuels	5.3	12,770
Computers & Peripherals	4.9	12,309
Commercial Banks	4.6	11,228
Aerospace & Defense	3.8	9,453
Communications Equipment	3.7	9,103
Biotechnology	3.6	8,801
Media	3.4	8,665
Internet & Catalog Retail	3.3	8,078
Electronic Equipment & Instruments	3.0	7,878
Industrial Conglomerates	2.9	7,202
Insurance	2.7	6,823
Capital Markets	2.7	6,661
Health Care Equipment & Supplies	2.7	6,644
Auto Components	2.7	6,632
Software	2.3	5,738
Internet Software & Services	2.3	5,569
Food Products	2.2	5,475
Wireless Telecommunication Services	2.0	4,979
Machinery	1.8	4,569
Food & Staples Retailing	1.5	3,852

The notes to the financial statements are an integral part of this report.

2

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY: (continued)	Percentage of Total Investments	Value
Air Freight & Logistics	1.6	$3,788
Automobiles	1.3	3,171
Electrical Equipment	1.2	3,035
Road & Rail	1.2	3,001
Hotels, Restaurants & Leisure	1.1	2,672
IT Services	1.0	2,664
Specialty Retail	1.0	2,539
Construction & Engineering	1.0	2,436
Life Sciences Tools & Services	0.9	2,286
Electric Utilities	0.9	2,145
Commercial Services & Supplies	0.8	2,135
Professional Services	0.8	1,899
Multi-Utilities	0.7	1,787
Semiconductors & Semiconductor Equipment	0.7	1,747
Office Electronics	0.6	1,512
Construction Materials	0.6	1,455
Real Estate Management & Development	0.5	1,302
Consumer Finance	0.5	1,251
Health Care Providers & Services	0.4	1,110
Metals & Mining	0.4	902
Household Durables	0.3	679
Diversified Financial Services	0.3	678
Trading Companies & Distributors	0.2	454
Energy Equipment & Services	0.1	347
Investment Securities, at Value	98.3	243,217
Short-Term Investments	1.7	4,287
Total Investments	100.0%	$247,504

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
♦	Value is less than $1.
•

Repurchase agreement is collateralized by a U.S. Government Agency Obligation and a U.S. Government Obligation with interest rates ranging from zero coupon to 5.00%, maturity dates ranging between 08/06/2009 to 09/15/2024, and with a market value plus accrued interest of $4,375.

#

Aggregate cost for federal income tax purposes is $341,165. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,045 and $104,706, respectively. Net unrealized depreciation for tax purposes is $93,661.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, the security aggregated $3,298, or 1.33%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$143,790	$103,714	$—	$247,504

The notes to the financial statements are an integral part of this report.

3

Transamerica Third Avenue Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (92.4%)
Bermuda (2.9%)
Brookfield Infrastructure Partners, LP	17,407	$230
Montpelier Re Holdings, Ltd.	183,339	2,376
Nabors Industries, Ltd. ‡	156,135	1,560
Canada (13.3%)
Brookfield Asset Management, Inc. -Class A	415,176	5,721
Canfor Corp. ‡	403,377	1,536
E-L Financial Corp., Ltd. §	3,796	1,084
EnCana Corp.	164,000	6,660
Power Corp. of Canada	281,936	4,394
France (0.2%)
Sanofi-Aventis SA	6,200	348
Germany (0.6%)
Lanxess AG	53,681	912
Hong Kong (17.6%)
Cheung Kong Holdings, Ltd.	769,847	6,635
Chong Hing Bank, Ltd.	217,360	244
Hang Lung Group, Ltd.	367,308	1,119
Hang Lung Properties, Ltd.	1,351,251	3,179
Henderson Land Development Co., Ltd.	1,774,462	6,767
Hutchison Whampoa, Ltd.	1,103,912	5,419
Wharf Holdings, Ltd.	945,478	2,354
Japan (14.1%)
Mitsui Fudosan Co., Ltd.	482,538	5,293
Sapporo Holdings, Ltd.	342,000	1,309
Tokio Marine Holdings, Inc.	237,650	5,853
Toyota Industries Corp.	375,193	8,082
Korea, Republic of (5.1%)
POSCO ADR	111,839	7,474
Sweden (3.3%)
Investor AB -Class A	397,854	4,799
United Kingdom (0.3%)
Derwent London PLC REIT	39,000	371
United States (35.0%)
Alamo Group, Inc.	120,129	1,281
Alexander & Baldwin, Inc.	53,233	1,013
Applied Materials, Inc.	180,039	1,935
AVX Corp.	541,695	4,919
Bank of New York Mellon Corp.	376,559	10,637
Bel Fuse, Inc. -Class A	537	7
Bristow Group, Inc. ‡	69,649	1,493
Capital Southwest Corp.	12,395	947
Cimarex Energy Co.	232,804	4,279
CIT Group, Inc.	91,083	260
Cross Country Healthcare, Inc. ‡	135,994	891
Electro Scientific Industries, Inc. ‡	112,166	664
Electronics For Imaging, Inc. ‡	84,921	832
Forest City Enterprises, Inc. -Class A	321,423	1,157
Intel Corp.	219,039	3,297
Investment Technology Group, Inc. ‡	35,000	893
Lexmark International, Inc. -Class A ‡	39,292	663
MDC Holdings, Inc.	30,732	957
NewAlliance Bancshares, Inc.	30,115	354
Pharmaceutical Product Development, Inc.	15,000	356
Radian Group, Inc.	210,162	382
St. Joe Co. ‡	225,780	3,779
St. Mary Land & Exploration Co.	78,502	1,039
Superior Industries International, Inc.	84,772	1,005
Sycamore Networks, Inc. ‡	858,179	2,291
Tejon Ranch Co. ‡	60,731	1,255
Tellabs, Inc. ‡	466,171	2,135
Westwood Holdings Group, Inc.	60,707	2,373
Total Common Stocks (cost $189,642)		134,813

	Principal
CONVERTIBLE BOND (0.5%)
United States (0.5%)
Forest City Enterprises, Inc.
3.63%, due 10/15/2011	$1,400	791
Total Convertible Bond (cost $812)		791

SHORT-TERM U.S. GOVERNMENT OBLIGATION (4.1%)
U.S. Treasury Bill
Zero Coupon, due 04/09/2009	6,000	5,999
Total Short-Term U.S. Government Obligation (cost $5,999)		5,999

REPURCHASE AGREEMENT (2.9%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $4,265 on 04/01/2009 •	4,265	4,265
Total Repurchase Agreement (cost $4,265)		4,265

Total Investment Securities (cost $200,718) #		$145,868

The notes to the financial statements are an integral part of this report.

1

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Real Estate Management & Development	26.0%	$38,050
Capital Markets	10.3	14,850
Insurance	9.4	13,707
Oil, Gas & Consumable Fuels	8.1	11,978
Auto Components	6.3	9,087
Metals & Mining	5.1	7,474
Electronic Equipment & Instruments	3.8	5,583
Industrial Conglomerates	3.7	5,419
Semiconductors & Semiconductor Equipment	3.6	5,232
Diversified Financial Services	3.5	5,059
Communications Equipment	3.0	4,433
Energy Equipment & Services	2.1	3,053
Paper & Forest Products	1.1	1,536
Computers & Peripherals	1.0	1,495
Beverages	0.9	1,309
Machinery	0.9	1,281
Marine	0.7	1,013
Household Durables	0.7	957
Chemicals	0.6	912
Health Care Providers & Services	0.6	891
Thrifts & Mortgage Finance	0.5	736
Real Estate Investment Trusts	0.3	371
Life Sciences Tools & Services	0.2	356
Pharmaceuticals	0.2	348
Commercial Banks	0.2	244
Electric Utilities	0.2	230
Investment Securities, at Value	93.0	135,604
Short-Term Investments	7.0	10,264
Total Investments	100.0%	$145,868

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
§	Illiquid. These securities aggregated to $1,084, or 0.74% of the Fund’s net assets.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/04/2009, and with a market value plus accrued interest of $4,354.
#

Aggregate cost for federal income tax purposes is $200,718. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,109 and $65,959, respectively. Net unrealized depreciation for tax purposes is $54,850.

DEFINITIONS:

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$82,128	$63,740	$—	$145,868

The notes to the financial statements are an integral part of this report.

2

Transamerica U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (22.6%)
U.S. Treasury Bond
3.50%, due 02/15/2039	$15,000		$14,822
6.25%, due 08/15/2023		5,250	6,907
8.00%, due 11/15/2021		9,000	13,317
U.S. Treasury Inflation Indexed Bond
1.75%, due 01/15/2028		29,677	28,416
2.50%, due 01/15/2029		23,457	25,399
3.38%, due 04/15/2032		3,568	4,584
U.S. Treasury Inflation Indexed Note
2.13%, due 01/15/2019		24,583	26,173
U.S. Treasury Note
1.38%, due 03/15/2012		24,600	24,771
1.88%, due 02/28/2014		2,950	2,982
2.75%, due 02/15/2019		13,685	13,760
3.75%, due 11/15/2018		16,589	18,083
4.00%, due 08/15/2018		979	1,088
4.88%, due 08/15/2016		18,000	21,180
Total U.S. Government Obligations (cost $191,798)			201,482

U.S. GOVERNMENT AGENCY OBLIGATIONS (37.5%)
Fannie Mae
4.50%, due 03/25/2017 - 04/25/2030		12,445	12,708
4.69%, due 08/01/2035 *		5,627	5,768
4.70%, due 07/01/2035 *		6,867	7,051
4.72%, due 10/01/2035 *		5,255	5,370
4.75%, due 04/25/2029		7,405	7,456
5.00%, due 06/25/2019 - 12/01/2038		94,900	97,891
5.50%, due 04/01/2037 - 04/01/2038		13,542	14,069
5.76%, due 12/01/2036 *		9,695	10,065
6.00%, due 11/01/2037 - 09/01/2038		34,098	35,653
Federal Home Loan Bank
4.75%, due 10/25/2010		1,940	1,997
5.00%, due 08/15/2012		1,866	1,869
Freddie Mac, TBA
5.00%, due 12/01/2099		20,000	20,624
Freddie Mac
3.75%, due 12/15/2011		3,128	3,146
4.00%, due 07/15/2014 - 10/15/2029		13,360	13,467
4.13%, due 12/21/2012 - 09/27/2013		14,000	15,045
4.50%, due 03/15/2016 - 02/15/2027		4,889	4,987
4.75%, due 11/15/2021		1,675	1,711
4.82%, due 06/01/2035 *		4,192	4,257
5.00%, due 08/15/2016 - 01/01/2039		42,660	43,966
5.50%, due 01/15/2029 - 09/01/2037		21,605	22,376
5.53%, due 09/01/2037 *		4,152	4,304
5.54%, due 08/01/2037 *		1,133	1,162
Total U.S. Government Agency Obligations (cost $327,440)			334,942

FOREIGN GOVERNMENT OBLIGATIONS (4.5%)
Bundesrepublik Deutschland
4.25%, due 07/04/2018	EUR	13,000	19,129
France Government Bond
4.00%, due 04/25/2018	EUR	15,500	21,406
Total Foreign Government Obligations (cost $39,811)			40,535

MORTGAGE-BACKED SECURITIES (1.8%)
American Tower Trust
Series 2007-1A, Class AFX
5.42%, due 04/15/2037 -144A	7,500		6,488
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, due 11/15/2036 -144A		4,000	3,680
Small Business Administration Trust
Series 2006-1A, Class A
5.31%, due 11/15/2036 -144A		6,400	5,856
Total Mortgage-Backed Securities (cost $16,533)			16,024

CORPORATE DEBT SECURITIES (32.8%)
Auto Components (0.5%)
Johnson Controls, Inc.
5.25%, due 01/15/2011		5,000	4,844
Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
8.20%, due 01/15/2039 -144A		3,000	2,944
Foster’s Finance Corp.
6.88%, due 06/15/2011 -144A		1,070	1,081
Sabmiller PLC
1.51%, due 07/01/2009 -144A *		3,000	2,996
Capital Markets (3.2%)
Bear Stearns Cos., Inc.
7.25%, due 02/01/2018		7,500	7,745
Goldman Sachs Group, Inc.
3.25%, due 06/15/2012		20,000	20,876
Chemicals (0.1%)
Nalco Co.
7.75%, due 11/15/2011		1,000	985
Commercial Banks (13.7%)
American Express Bank FSB
0.61%, due 10/20/2009 *		2,000	1,934
3.15%, due 12/09/2011		20,000	20,666
Barclays Bank PLC
7.70%, due 04/25/2018 -144A ¡ Ž		5,000	2,197
Citigroup, Inc.
2.13%, due 04/30/2012		25,000	25,083
Morgan Stanley Group, Inc.
1.95%, due 06/20/2012		30,000	29,954
PNC Bank NA
6.88%, due 04/01/2018		1,850	1,804
PNC Funding Corp.
2.30%, due 06/22/2012		20,000	20,193
State Street Corp.
2.15%, due 04/30/2012		20,000	20,082
Diversified Financial Services (8.6%)
American Honda Finance Corp.
7.63%, due 10/01/2018 -144A		2,000	1,883
Bank of America Corp.
3.13%, due 06/15/2012		20,000	20,691
5.75%, due 12/01/2017		2,500	2,099
General Electric Capital Corp.
2.20%, due 06/08/2012		25,000	25,162
6.00%, due 06/15/2012		1,500	1,479
6.88%, due 01/10/2039		5,300	4,323
John Deere Capital Corp.
2.88%, due 06/19/2012		20,000	20,512

The notes to the financial statements are an integral part of this report.

1

	Principal	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co.
7.90%, due 04/30/2018 Ž ¡	$1,125	$723
Pemex Finance, Ltd.
9.03%, due 02/15/2011	376	385
Diversified Telecommunication Services (0.4%)
Verizon Communications, Inc.
8.75%, due 11/01/2018	3,000	3,433
Electric Utilities (0.4%)
Consolidated Edison, Inc.
6.65%, due 04/01/2019	3,400	3,504
Food & Staples Retailing (0.1%)
Safeway, Inc.
6.50%, due 03/01/2011	1,115	1,169
Food Products (0.4%)
Cargill, Inc.
5.60%, due 09/15/2012 -144A	1,000	996
Kellogg Co.
4.25%, due 03/06/2013	1,000	1,014
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,335
Insurance (0.6%)
Berkshire Hathaway Finance Corp.
4.00%, due 04/15/2012 -144A	3,750	3,744
Metropolitan Life Global Funding I
5.75%, due 07/25/2011 -144A	850	838
Principal Financial Group, Inc.
8.20%, due 08/15/2009 -144A	1,000	1,004
Machinery (0.6%)
PACCAR, Inc.
6.88%, due 02/15/2014	5,000	5,208
Media (0.6%)
British Sky Broadcasting Group PLC
8.20%, due 07/15/2009	2,000	2,025
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	1,000	1,072
Time Warner, Inc.
1.46%, due 11/13/2009 *	2,445	2,399
Metals & Mining (0.8%)
Arcelormittal
5.38%, due 06/01/2013	1,300	1,009
6.13%, due 06/01/2018	3,500	2,532
BHP Billiton Finance USA, Ltd.
5.13%, due 03/29/2012	1,000	1,017
Rio Tinto Finance USA, Ltd.
5.88%, due 07/15/2013	2,311	2,072
Multi-Utilities (0.4%)
Sempra Energy
9.80%, due 02/15/2019	3,000	3,323
Oil, Gas & Consumable Fuels (0.7%)
Burlington Resources Finance Co.
6.50%, due 12/01/2011	1,500	1,617
Enterprise Products Operating LLC
4.63%, due 10/15/2009	3,000	2,982
Premcor Refining Group, Inc.
6.13%, due 05/01/2011	1,000	1,011
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.44%, due 09/15/2009 -144A	340	334
Valero Logistics Operations, LP
6.05%, due 03/15/2013	430	371
Real Estate Investment Trusts (0.4%)
Westfield Capital Corp.
4.38%, due 11/15/2010 -144A	4,000	3,707
Specialty Retail (0.5%)
Home Depot, Inc.
1.45%, due 12/16/2009 *	5,000	4,905
Total Corporate Debt Securities (cost $290,977)		293,262

REPURCHASE AGREEMENT (4.8%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $42,857 on 04/01/2009 •	42,857	42,857
Total Repurchase Agreement (cost $42,857)		42,857

Total Investment Securities (cost $909,416) #		$929,102

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	(31,090)	04/30/2009	$(41,459)	$157
British Pound Sterling	14,876	04/30/2009	20,867	478
British Pound Sterling	(14,876)	04/30/2009	(21,250)	(96)
				$539

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 03/31/2009.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/04/2009, and with a market value plus accrued interest of $43,717.
#

Aggregate cost for federal income tax purposes is $909,416. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,960 and $4,274, respectively. Net unrealized appreciation for tax purposes is $19,686.

The notes to the financial statements are an integral part of this report.

2

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $37,748, or 4.23%, of the Fund’s net assets.

EUR	Euro
FSB	Full-Service Bank
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
TBA	To Be Announced

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$—	$929,102	$—	$929,102	$—	$539	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

3

Transamerica Value Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (4.0%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$887	$1,008
4.50%, due 05/15/2038	613	716
U.S. Treasury Inflation Indexed Bond
1.75%, due 01/15/2028	1,008	965
2.50%, due 01/15/2029	1,013	1,097
U.S. Treasury Inflation Indexed Note
1.38%, due 07/15/2018	362	359
U.S. Treasury Note
2.75%, due 02/15/2019	3,987	4,008
Total U.S. Government Obligations (cost $7,891)		8,153

U.S. GOVERNMENT AGENCY OBLIGATIONS (21.0%)
Fannie Mae
4.72%, due 10/01/2035 *	2,312	2,363
5.00%, due 05/01/2018- 03/01/2036	6,841	7,083
5.50%, due 08/01/2017- 01/01/2038	7,015	7,299
6.00%, due 08/01/2036- 12/01/2037	6,352	6,644
Freddie Mac
4.00%, due 10/15/2029	2,088	2,103
4.25%, due 10/15/2026	1,933	1,946
4.82%, due 06/01/2035 *	1,745	1,772
5.00%, due 04/01/2018- 02/01/2036	9,218	9,487
5.50%, due 09/01/2018- 11/01/2018	1,742	1,821
5.53%, due 09/01/2037 *	2,417	2,505
Total U.S. Government Agency Obligations (cost $41,794)		43,023

MORTGAGE-BACKED SECURITIES (1.5%)
American Tower Trust
Series 2007-1A, Class C
5.62%, due 04/15/2037-144A	1,340	1,105
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, due 11/15/2036-144A	965	888
Small Business Administration CMBS Trust
Series 2006-1A, Class A
5.31%, due 11/15/2036-144A	1,200	1,098
Total Mortgage-Backed Securities (cost $3,342)		3,091

CORPORATE DEBT SECURITIES (16.9%)
Airlines (0.3%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	580	525
Auto Components (0.4%)
Johnson Controls, Inc.
5.25%, due 01/15/2011	1,022	990
Automobiles (0.4%)
Daimler Finance North America LLC
8.00%, due 06/15/2010	800	796
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
8.20%, due 01/15/2039 -144A	636	624
Building Products (0.4%)
Martin Marietta Materials, Inc.
1.32%, due 04/30/2010 *	900	843
Capital Markets (1.1%)
Bear Stearns Cos., Inc.
7.25%, due 02/01/2018	848	875
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	1,050	861
Xstrata Finance Dubai, Ltd.
1.58%, due 11/13/2009 -144A *	518	511
Chemicals (0.4%)
Lubrizol Corp.
8.88%, due 02/01/2019	815	838
Commercial Banks (1.4%)
American Express Bank FSB
0.61%, due 10/20/2009 *	815	788
Barclays Bank PLC
7.70%, due 04/25/2018 -144A ¡ Ž	870	382
PNC Bank NA
6.88%, due 04/01/2018	855	834
Wells Fargo Bank NA
4.75%, due 02/09/2015	1,015	866
Construction Materials (0.7%)
CRH America, Inc.
5.30%, due 10/15/2013	650	495
Lafarge SA
6.15%, due 07/15/2011	1,015	893
Consumer Finance (0.4%)
Discover Financial Services
1.86%, due 06/11/2010 *	947	818
Diversified Financial Services (1.7%)
American Honda Finance Corp.
1.53%, due 01/29/2010 -144A *	1,040	1,036
Bank of America Corp.
5.75%, due 12/01/2017	1,055	886
General Electric Capital Corp.
6.88%, due 01/10/2039	650	530
Glencore Funding LLC
6.00%, due 04/15/2014 -144A	597	268
Pemex Finance, Ltd.
9.03%, due 02/15/2011	520	533
Energy Equipment & Services (0.9%)
DCP Midstream LLC
9.75%, due 03/15/2019 -144A	475	471
Halliburton Co.
6.15%, due 09/15/2019	990	1,006
Weatherford International, Ltd.
7.00%, due 03/15/2038	635	462
Food & Staples Retailing (0.3%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	600	591
Food Products (0.7%)
Michael Foods, Inc.
8.00%, due 11/15/2013	700	623
Safeway, Inc.
6.25%, due 03/15/2014	865	908
Hotels, Restaurants & Leisure (0.2%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	523	382
Insurance (0.1%)
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ¡ Ž	650	239
IT Services (0.2%)
Aramark Corp.
8.50%, due 02/01/2015	450	414
Machinery (0.4%)
PACCAR, Inc.
6.88%, due 02/15/2014	715	745

The notes to the financial statements are an integral part of this report.

1

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Media (0.7%)
News America Holdings, Inc.
7.75%, due 12/01/2045	$610	$500
Time Warner Cable, Inc.
6.75%, due 07/01/2018	950	892
Metals & Mining (1.2%)
Arcelormittal
5.38%, due 06/01/2013	1,065	827
BHP Billiton Finance USA, Ltd.
6.50%, due 04/01/2019	800	811
Rio Tinto Finance USA, Ltd.
5.88%, due 07/15/2013	980	878
Multi-Utilities (0.5%)
Sempra Energy
9.80%, due 02/15/2019	855	947
Oil, Gas & Consumable Fuels (1.6%)
Energy Transfer Partners, LP
9.70%, due 03/15/2019	615	653
Enterprise Products Operating LLC
4.63%, due 10/15/2009	980	974
Hess Corp.
8.13%, due 02/15/2019	930	959
PetroHawk Energy Corp.
9.13%, due 07/15/2013	720	691
Paper & Forest Products (0.6%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	1,240	1,287
Real Estate Investment Trusts (1.1%)
PPF Funding, Inc.
5.35%, due 04/15/2012 -144A	1,800	1,278
Wea Finance LLC / WCI Finance LLC
5.40%, due 10/01/2012 -144A	1,155	960
Real Estate Management & Development (0.3%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	747	647
Road & Rail (0.1%)
Hertz Corp.
8.88%, due 01/01/2014	400	243
Specialty Retail (0.5%)
Staples, Inc.
9.75%, due 01/15/2014	935	979
Total Corporate Debt Securities (cost $37,918)		34,559

	Shares
COMMON STOCKS (56.2%)
Aerospace & Defense (2.1%)
Boeing Co.	47,515	1,691
Raytheon Co.	63,591	2,477
Air Freight & Logistics (0.6%)
United Parcel Service, Inc. -Class B	26,500	1,304
Auto Components (1.4%)
BorgWarner, Inc.	144,422	2,932
Capital Markets (2.0%)
AllianceBernstein Holding, LP	175,118	2,578
BlackRock, Inc. -Class A	11,845	1,540
Chemicals (1.8%)
Praxair, Inc.	53,900	3,627
Computers & Peripherals (2.4%)
Hewlett-Packard Co.	77,000	2,469
International Business Machines Corp.	24,600	2,383
Construction & Engineering (0.8%)
Jacobs Engineering Group, Inc. ‡	41,699	1,612
Diversified Financial Services (2.5%)
CME Group, Inc. -Class A	7,200	1,774
JPMorgan Chase & Co.	128,000	3,402
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	108,378	2,731
Electronic Equipment & Instruments (0.6%)
Tyco Electronics, Ltd.	102,900	1,136
Energy Equipment & Services (1.3%)
Transocean, Ltd. ‡	47,489	2,794
Food Products (1.2%)
Kraft Foods, Inc. -Class A	110,723	2,468
Health Care Equipment & Supplies (2.2%)
Becton Dickinson & Co.	66,542	4,474
Household Products (2.5%)
Colgate-Palmolive Co.	56,000	3,303
Kimberly-Clark Corp.	40,000	1,844
IT Services (0.5%)
Automatic Data Processing, Inc.	32,000	1,125
Life Sciences Tools & Services (1.5%)
Thermo Fisher Scientific, Inc. ‡	85,000	3,032
Machinery (0.6%)
Caterpillar, Inc.	41,000	1,146
Media (1.6%)
Walt Disney Co.	175,000	3,178
Metals & Mining (1.6%)
Cia Vale do Rio Doce -Class B ADR	246,000	3,272
Multi-Utilities (1.4%)
Dominion Resources, Inc.	90,000	2,789
Oil, Gas & Consumable Fuels (7.2%)
Anadarko Petroleum Corp.	85,000	3,306
BP PLC ADR	68,315	2,739
Exxon Mobil Corp.	80,900	5,510
XTO Energy, Inc.	110,000	3,369
Paper & Forest Products (0.8%)
Weyerhaeuser Co.	59,645	1,644
Pharmaceuticals (4.6%)
Bristol-Myers Squibb Co.	234,000	5,129
Merck & Co., Inc.	42,000	1,124
Teva Pharmaceutical Industries, Ltd. ADR	73,500	3,311
Real Estate Investment Trusts (2.0%)
Plum Creek Timber Co., Inc.	140,100	4,073
Road & Rail (1.7%)
Union Pacific Corp.	86,500	3,556
Software (2.0%)
Oracle Corp. ‡	140,681	2,542
Symantec Corp. ‡	102,395	1,530
Specialty Retail (2.7%)
Gap, Inc.	200,210	2,601
Home Depot, Inc.	124,682	2,937
Textiles, Apparel & Luxury Goods (0.6%)
Nike, Inc. -Class B	25,224	1,183
Tobacco (4.7%)
Lorillard, Inc.	64,000	3,951
Philip Morris International, Inc.	160,000	5,693
Total Common Stocks (cost $133,389)		115,279

The notes to the financial statements are an integral part of this report.

2

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT (0.0%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $14 on 04/01/2009 •	$14	$14
Total Repurchase Agreement (cost $14)		14

Total Investment Securities (cost $224,348) #		$204,119

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 03/31/2009.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/04/2009, and with a market value plus accrued interest of $15.
#

Aggregate cost for federal income tax purposes is $224,348. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,655 and $32,884, respectively. Net unrealized depreciation for tax purposes is $20,229.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $8,860, or 4.32%, of the Fund’s net assets.

ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
FSB	Full-Service Bank
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$115,279	$88,840	$—	$204,119

The notes to the financial statements are an integral part of this report.

3

Transamerica Van Kampen Active International Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (0.3%)
Brazil (0.1%)
All America Latina Logistica SA, 0.77% ▲	10,200	$43
Sadia SA, 2.03% ▲	18,201	25
Germany (0.2%)
Henkel AG & Co. KGAA, 2.91% ▲	2,684	73
Porsche AG, 5.21% ▲	1,143	54
RWE AG, 5.18% ▲	440	27
Volkswagen AG, 5.24% ▲	843	48
Total Preferred Stocks (cost $686)		270

COMMON STOCKS (98.1%)
Australia (3.3%)
AGL Energy, Ltd.	3,114	32
Alumina, Ltd.	32,660	29
Amcor, Ltd.	16,410	51
AMP, Ltd.	8,267	27
Australia & New Zealand Banking Group, Ltd.	1,950	21
BHP Billiton, Ltd.	68,551	1,516
BlueScope Steel, Ltd.	18,884	34
Boral, Ltd.	10,847	27
Brambles, Ltd.	6,121	20
Caltex Australia, Ltd.	2,753	17
Coca-Cola Amatil, Ltd.	3,361	20
Commonwealth Bank of Australia	1,569	38
CSL, Ltd.	1,321	30
CSR, Ltd.	14,820	12
Fairfax Media, Ltd.	6,287	4
Fortescue Metals Group, Ltd. ‡	27,691	49
Foster’s Group, Ltd.	12,709	45
Incitec Pivot, Ltd.	34,012	50
Insurance Australia Group, Ltd.	10,893	26
Leighton Holdings, Ltd.	1,102	15
Lend Lease Corp., Ltd.	3,087	14
Macquarie Group, Ltd.	1,280	24
Macquarie Infrastructure Group	14,523	15
National Australia Bank, Ltd.	2,104	29
Newcrest Mining, Ltd.	10,081	233
Nufarm, Ltd.	2,238	18
OneSteel, Ltd.	17,326	27
Orica, Ltd.	7,223	75
Origin Energy, Ltd.	4,774	49
Oz Minerals, Ltd.	60,415	25
QBE Insurance Group, Ltd.	4,404	59
Rio Tinto, Ltd.	5,771	229
Santos, Ltd.	3,293	39
Sims Metal Management, Ltd.	3,200	38
Sonic Healthcare, Ltd.	875	7
Stockland REIT	413	1
Suncorp-Metway, Ltd.	3,554	15
Tabcorp Holdings, Ltd.	2,490	11
Telstra Corp., Ltd.	13,369	30
Toll Holdings, Ltd.	1,649	7
Transurban Group ‡	4,776	15
Wesfarmers, Ltd.	3,668	49
Westpac Banking Corp.	2,197	29
Woodside Petroleum, Ltd.	2,959	80
Woolworths, Ltd.	6,436	111
Austria (0.1%)
OMV AG	1,895	63
Belgium (0.5%)
Anheuser-Busch InBev - ST VVPR ‡	2,616	♦
Anheuser-Busch InBev NV	4,253	117
Belgacom SA	2,279	71
Delhaize Group	1,235	80
Groupe Bruxelles Lambert SA	1,342	92
Nationale A Portefeuille	754	35
Solvay SA -Class A	848	60
UCB SA	1,843	54
Umicore	1,805	33
Bermuda (0.5%)
Cheung Kong Infrastructure Holdings, Ltd.	16,000	64
Esprit Holdings, Ltd.	24,300	124
Frontline, Ltd.	850	15
Kerry Properties, Ltd.	10,591	26
Li & Fung, Ltd.	73,614	173
Noble Group, Ltd.	40,000	31
NWS Holdings, Ltd.	231	♦
SeaDrill, Ltd.	3,700	36
Shangri-La Asia, Ltd.	1,125	1
Yue Yuen Industrial Holdings	18,500	42
Brazil (0.2%)
Banco Do Brasil SA	8,200	60
Lojas Renner SA	8,300	51
Perdigao SA ‡	4,900	60
Cayman Islands (0.2%)
Agile Property Holdings, Ltd.	71,444	41
Chaoda Modern Agriculture Holdings, Ltd.	50,544	30
China Resources Land, Ltd.	36,000	55
Hopewell Highway Infrastructure, Ltd.	1,800	1
Hutchison Telecommunications International, Ltd.	47,000	15
Kingboard Chemical Holdings, Ltd.	18,500	38
Li Ning Co., Ltd.	26,000	43
Denmark (0.7%)
A.P. Moller Maersk A/S -Class B	20	88
DSV A/S	3,000	22
NOVO Nordisk A/S -Class B	8,922	427
Novozymes A/S	786	57
Vestas Wind Systems ‡	2,000	88
Finland (1.5%)
Fortum OYJ	7,412	141
Kesko OYJ -Class B	5,531	115
Kone OYJ -Class B	2,135	44
Metso OYJ	5,863	69
Neste Oil OYJ ‡	1,357	18
Nokia OYJ	78,383	917
Outokumpu OYJ	2,264	24
Rautaruukki OYJ	1,488	24
Sampo OYJ -Class A	3,373	50
Stora Enso OYJ -Class R ‡	9,824	35
UPM-Kymmene OYJ	8,551	49
Wartsila OYJ	692	15
France (9.9%)
Accor SA	2,370	82
Air Liquide SA	4,046	329
Alcatel-Lucent ‡	38,220	71
Alstom SA	5,448	283

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
France (continued)
ATOS Origin SA	183	$5
AXA SA	3,334	40
BNP Paribas	13,166	543
Bouygues SA	5,728	205
Capital Gemini SA	2,692	86
Carrefour SA	12,807	500
Casino Guichard Perrachon SA	1,725	112
Cie de Saint-Gobain	3,120	87
Cie Generale D’optique Essilor International SA	2,121	82
CNP Assurances	814	51
Credit Agricole SA	6,172	68
Dassault Systemes SA	784	30
EDF SA	2,139	84
Eurazeo NPV	325	9
France Telecom SA	31,082	709
GDF Suez	21,829	749
Groupe Danone	4,678	228
Hermes International	816	95
Imerys SA	521	19
Lafarge SA	2,431	110
Lagardere Sca	2,083	58
L’Oreal SA	2,699	186
LVMH Moet Hennessy Louis Vuitton SA	2,872	180
Michelin -Class B	1,356	50
Neopost SA	849	66
Pernod-Ricard SA	1,372	76
Peugeot SA	1,083	20
PPR SA	1,345	86
Publicis Groupe	938	24
Renault SA	1,115	23
Safran SA	814	8
Sanofi-Aventis SA	17,750	996
Schneider Electric SA	5,357	356
Scor Se	1,097	23
Societe BIC SA	377	19
Societe Generale	6,280	246
Societe Television Francaise	3,192	25
Sodexo	1,265	58
Technip SA	1,864	66
Thales SA	1,242	47
Total SA	36,857	1,823
Unibail-Rodamco REIT	644	91
Valeo SA	886	13
Vallourec SA	469	43
Veolia Environnement	9,448	197
Vinci SA	2,853	106
Vivendi	15,621	414
Zodiac SA	138	3
Germany (5.6%)
Adidas AG	2,074	68
Allianz SE	1,081	90
BASF SE	11,826	358
Bayer AG	8,735	418
Bayerische Motoren Werke AG	3,172	91
Beiersdorf AG	1,851	83
Celesio AG	1,681	31
Commerzbank AG	5,470	29
Daimler AG	7,320	184
Deutsche Boerse AG	1,326	80
Deutsche Lufthansa AG	2,050	22
Deutsche Post AG	6,453	70
Deutsche Postbank AG	609	10
Deutsche Telekom AG	34,280	425
E.ON AG	30,209	837
Fresenius Medical Care AG	3,940	153
Hochtief AG	574	22
K & S	6,218	287
Linde AG	1,103	75
Man AG	1,208	52
Merck KGAA ‡	704	62
Metro AG	5,457	180
Muenchener Rueckversicherungs AG	491	60
Puma AG	129	20
RWE AG	6,501	455
SAP AG	19,580	685
Siemens AG	6,296	359
ThyssenKrupp AG	3,181	55
TUI AG	1,842	10
Volkswagen AG	993	306
Greece (0.3%)
EFG Eurobank Ergasias SA	7,192	42
National Bank of Greece SA	7,628	116
Opap SA	2,000	53
Piraeus Bank SA	11,150	74
Titan Cement Co. SA	900	19
Hong Kong (3.3%)
Bank of East Asia, Ltd.	48,092	93
BOC Hong Kong Holdings, Ltd.	94,000	97
Cathay Pacific Airways, Ltd.	24,000	24
Cheung Kong Holdings, Ltd.	37,000	319
China Resources Enterprise, Ltd.	30,000	47
China Travel International Investment Hong Kong, Ltd.	190,000	34
CLP Holdings, Ltd.	47,003	318
Hang Lung Properties, Ltd.	91,000	214
Hang Seng Bank, Ltd.	18,800	190
Henderson Land Development Co., Ltd.	18,000	69
Hong Kong & China Gas Co., Ltd.	124,571	197
Hong Kong Exchanges and Clearing, Ltd.	26,200	247
HongKong Electric Holdings, Ltd.	38,000	227
Hopewell Holdings, Ltd.	18,000	47
Hutchison Whampoa, Ltd.	54,920	270
Hysan Development Co., Ltd.	30,590	52
Link REIT	48,651	96
MTR Corp.	41,176	99
New World Development, Ltd.	66,428	66
Sino Land Co., Ltd.	15,855	16
Sun Hung KAI Properties, Ltd.	44,500	399
Swire Pacific, Ltd.	18,500	123
Wharf Holdings, Ltd.	37,016	92
Indonesia (0.1%)
PT Astra International Tbk	74,000	92
Ireland (0.1%)
CRH PLC	6,684	145

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Isle of Man (0.0%)
Genting International PLC ‡	97,000	$34
Italy (0.4%)
Alleanza Assicurazioni SpA	306	2
Assicurazioni Generali SpA	310	5
Banco Popolare SC	649	3
Enel SpA	4,530	22
ENI SpA	4,490	87
Fiat SpA	546	4
Intesa Sanpaolo SpA	103,823	285
Saipem SpA	279	5
Telecom Italia SpA	10,423	13
UniCredit SpA	8,995	15
Unione DI Banche Italiane SCpA	615	7
Japan (27.1%)
77 Bank Ltd.	8,000	40
ACOM Co., Ltd.	440	12
Advantest Corp.	4,800	72
AEON Co., Ltd.	10,700	71
AEON Credit Service Co., Ltd.	500	5
AIOI Insurance Co., Ltd.	1,000	4
Ajinomoto Co., Inc.	13,000	92
Alps Electric Co., Ltd.	3,900	13
Amada Co., Ltd.	8,000	43
Asahi Breweries, Ltd.	6,900	83
Asahi Glass Co., Ltd.	24,000	127
Asahi Kasei Corp.	24,000	87
Astellas Pharma, Inc.	8,700	269
Bank of Kyoto, Ltd.	6,000	51
Bank of Yokohama, Ltd.	22,000	94
Benesse Corp.	600	22
Bridgestone Corp.	17,900	260
Canon, Inc.	20,550	599
Casio Computer Co., Ltd.	9,500	68
Central Japan Railway Co.	33	186
Chiba Bank, Ltd.	14,000	70
Chubu Electric Power Co., Inc.	9,800	216
Chugai Pharmaceutical Co., Ltd.	5,502	94
Chuo Mitsui Trust Holdings, Inc.	14,000	44
Citizen Holdings Co., Ltd.	8,100	33
Credit Saison Co., Ltd.	1,300	13
DAI Nippon Printing Co., Ltd.	8,000	74
Daicel Chemical Industries, Ltd.	4,000	14
Daiichi Sankyo Co., Ltd.	12,056	203
Daikin Industries, Ltd.	3,600	99
Daito Trust Construction Co., Ltd.	2,200	74
Daiwa House Industry Co., Ltd.	13,000	106
Daiwa Securities Group, Inc.	26,000	115
Denki Kagaku Kogyo KK	7,000	13
Denso Corp.	12,900	261
Dic Corp.	12,000	18
DOWA Holdings Co., Ltd.	11,000	42
East Japan Railway Co.	7,700	402
Eisai Co., Ltd.	4,300	127
Familymart Co., Ltd.	1,400	43
Fanuc, Ltd.	3,500	240
Fast Retailing Co., Ltd.	2,000	229
Fuji Electric Holdings Co., Ltd.	4,000	5
Fujifilm Holdings Corp.	10,100	223
Fujitsu, Ltd.	37,000	139
Fukuoka Financial Group, Inc.	14,000	43
Furukawa Electric Co., Ltd.	16,000	46
Gunma Bank, Ltd.	1,000	5
Hachijuni Bank, Ltd.	1,000	6
Hirose Electric Co., Ltd.	800	77
Hiroshima Bank, Ltd.	1,000	4
Hitachi Construction Machinery Co., Ltd.	700	9
Hitachi, Ltd.	67,000	184
Hokuhoku Financial Group, Inc.	25,000	46
Honda Motor Co., Ltd.	30,900	736
Hoya Corp.	8,100	161
Ibiden Co., Ltd.	2,800	68
IHI Corp. ‡	26,000	30
INPEX Corp.	8	57
Isetan Mitsukoshi Holdings, Ltd.	6,060	47
ITOCHU Corp.	31,000	153
ITOCHU Techno-Solutions Corp.	700	15
J Front Retailing Co., Ltd.	8,000	28
Japan Airlines Corp. ‡	19,000	39
Japan Real Estate Investment Corp. -Class A REIT	9	69
Japan Retail Fund Investment Corp. -Class A REIT	8	31
Japan Tobacco, Inc.	87	233
JFE Holdings, Inc.	6,800	150
JGC Corp.	6,000	69
Joyo Bank, Ltd.	16,000	74
JS Group Corp.	4,800	54
JSR Corp.	3,300	39
Kajima Corp.	27,000	67
Kaneka Corp.	6,000	30
Kansai Electric Power Co., Inc.	18,700	406
KAO Corp.	13,000	254
Kawasaki Heavy Industries, Ltd.	26,000	52
Keihin Electric Express Railway Co., Ltd.	7,000	51
KEIO Corp.	2,000	11
Keyence Corp.	1,012	192
Kikkoman Corp.	4,000	34
Kintetsu Corp.	35,000	145
Kirin Holdings Co., Ltd.	19,000	203
Kobe Steel, Ltd.	44,000	57
Komatsu, Ltd.	20,400	226
Konami Corp.	3,000	46
Konica Minolta Holdings, Inc.	11,500	100
Kubota Corp.	29,000	161
Kuraray Co., Ltd.	7,500	64
Kurita Water Industries, Ltd.	1,500	29
Kyocera Corp.	3,300	221
Kyowa Hakko Kirin Co., Ltd.	7,011	60
Kyushu Electric Power Co., Inc.	5,700	128
Lawson, Inc.	800	33
Leopalace21 Corp.	1,600	10
Mabuchi Motor Co., Ltd.	500	20
Marubeni Corp.	47,000	148
Marui Group Co., Ltd.	9,600	52
Matsui Securities Co., Ltd.	3,200	21
Minebea Co., Ltd.	8,000	29

The notes to the financial statements are an integral part of this report.

3

	Shares	Value
Japan (continued)
Mitsubishi Chemical Holdings Corp.	18,000	$62
Mitsubishi Corp.	27,300	362
Mitsubishi Electric Corp.	40,000	181
Mitsubishi Estate Co., Ltd.	15,000	169
Mitsubishi Heavy Industries, Ltd.	67,000	205
Mitsubishi Materials Corp.	36,000	98
Mitsubishi Rayon Co., Ltd.	11,000	21
Mitsubishi UFJ Financial Group, Inc.	122,608	604
Mitsui & Co., Ltd.	32,000	326
Mitsui Chemicals, Inc.	8,000	20
Mitsui Fudosan Co., Ltd.	12,000	132
Mitsui Mining & Smelting Co., Ltd. ‡	25,000	42
Mitsui O.S.K. Lines, Ltd.	2,000	10
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,100	191
Mizuho Financial Group, Inc.	141,400	276
Murata Manufacturing Co., Ltd.	4,000	155
NEC Corp. ‡	44,000	120
NEC Electronics Corp. ‡	1,300	8
NGK Insulators, Ltd.	8,000	125
NGK Spark Plug Co., Ltd.	6,000	51
Nidec Corp.	2,500	113
Nikon Corp.	7,000	79
Nintendo Co., Ltd.	1,700	496
Nippon Building Fund, Inc. -Class A REIT	9	77
Nippon Electric Glass Co., Ltd.	8,000	57
Nippon Express Co., Ltd.	22,000	69
Nippon Meat Packers, Inc.	4,000	42
Nippon Mining Holdings, Inc.	13,500	54
Nippon Oil Corp.	31,000	154
Nippon Paper Group, Inc.	5,100	124
Nippon Sheet Glass Co., Ltd.	8,000	20
Nippon Steel Corp.	91,000	245
Nippon Telegraph & Telephone Corp.	5,300	202
Nippon Yusen KK	23,000	89
Nipponkoa Insurance Co., Ltd.	1,000	6
Nishi-Nippon City Bank, Ltd.	8,000	18
Nissan Chemical Industries, Ltd.	3,000	25
Nissan Motor Co., Ltd.	45,300	164
Nisshin Seifun Group, Inc.	6,000	65
Nissin Foods Holdings Co., Ltd.	1,900	56
Nitto Denko Corp.	4,900	100
Nomura Holdings, Inc.	36,200	184
Nomura Real Estate Office Fund, Inc. -Class A REIT	1	6
Nomura Research Institute, Ltd.	2,800	44
NSK, Ltd.	16,000	62
NTN Corp.	12,000	34
NTT Data Corp.	31	85
NTT DoCoMo, Inc.	78	106
Obayashi Corp.	21,000	102
OBIC Co., Ltd.	170	21
OJI Paper Co., Ltd.	23,000	94
Olympus Corp.	3,000	49
Omron Corp.	5,500	65
Onward Holdings Co., Ltd.	4,000	26
Oracle Corp.	1,200	46
Oriental Land Co., Ltd.	1,300	83
ORIX Corp.	220	7
Osaka Gas Co., Ltd.	47,000	147
Panasonic Corp.	41,800	461
Panasonic Electric Works Co., Ltd.	8,000	59
Promise Co., Ltd.	550	9
Resona Holdings, Inc.	7,600	102
Ricoh Co., Ltd.	12,000	145
ROHM Co., Ltd.	3,100	155
Sanyo Electric Co., Ltd. ‡	42,000	63
Sapporo Hokuyo Holdings, Inc. ‡	1,000	3
SBI Holdings, Inc.	155	16
Secom Co., Ltd.	3,100	114
Seiko Epson Corp.	2,600	36
Sekisui Chemical Co., Ltd.	8,000	40
Sekisui House, Ltd.	20,000	153
Seven & I Holdings Co., Ltd.	13,960	308
Sharp Corp.	18,000	144
Shimamura Co., Ltd.	600	32
Shimano, Inc.	2,000	61
Shimizu Corp.	21,000	88
Shin-Etsu Chemical Co., Ltd.	7,300	359
Shinko Securities Co., Ltd.	11,000	22
Shinsei Bank, Ltd. ‡	21,000	21
Shionogi & Co., Ltd.	7,000	121
Shiseido Co., Ltd.	7,000	103
Shizuoka Bank, Ltd.	12,000	109
Showa Denko KK	14,000	17
Showa Shell Sekiyu KK	1,700	16
SMC Corp.	1,200	117
Softbank Corp.	17,800	230
Sompo Japan Insurance, Inc.	14,000	73
Sony Corp.	14,400	298
Sony Financial Holdings, Inc.	2	5
Stanley Electric Co., Ltd.	1,000	11
Sumitomo Chemical Co., Ltd.	28,000	96
Sumitomo Corp.	20,500	178
Sumitomo Electric Industries, Ltd.	13,000	110
Sumitomo Heavy Industries, Ltd.	8,000	27
Sumitomo Metal Industries, Ltd.	52,000	106
Sumitomo Metal Mining Co., Ltd.	20,000	192
Sumitomo Mitsui Financial Group, Inc.	9,000	317
Sumitomo Realty & Development Co., Ltd.	6,000	67
Sumitomo Trust & Banking Co., Ltd.	25,000	97
T&D Holdings, Inc.	4,000	97
Taiheiyo Cement Corp.	12,000	18
Taisei Corp.	27,000	52
Taisho Pharmaceutical Co., Ltd.	2,911	54
Takashimaya Co., Ltd.	8,000	46
Takeda Pharmaceutical Co., Ltd.	14,500	502
Takefuji Corp.	990	5
TDK Corp.	2,800	106
Teijin, Ltd.	20,000	44
Terumo Corp.	4,100	152
THK Co., Ltd.	800	11
Tobu Railway Co., Ltd.	21,000	107
Toho Co., Ltd.	800	11
Tohoku Electric Power Co., Inc.	9,000	198

The notes to the financial statements are an integral part of this report.

4

	Shares	Value
Japan (continued)
Tokio Marine Holdings, Inc.	12,348	$305
Tokyo Broadcasting System, Inc.	2,500	33
Tokyo Electric Power Co., Inc.	29,900	748
Tokyo Electron, Ltd.	4,400	165
Tokyo Gas Co., Ltd.	49,000	172
Tokyo Tatemono Co., Ltd.	5,000	13
Tokyu Corp.	25,000	105
Tokyu Land Corp.	1,000	3
TonenGeneral Sekiyu KK	8,000	78
Toppan Printing Co., Ltd.	8,000	55
Toray Industries, Inc.	24,000	97
Toshiba Corp.	56,000	145
Tosoh Corp.	8,000	15
Toto, Ltd.	10,000	51
Toyo Seikan Kaisha, Ltd.	3,600	53
Toyota Industries Corp.	2,200	47
Toyota Motor Corp.	50,000	1,587
Trend Micro, Inc.	3,000	86
Uni-Charm Corp.	500	30
UNY Co., Ltd.	1,000	8
Ushio, Inc.	1,000	14
West Japan Railway Co.	4	13
Yahoo! Japan Corp.	363	96
Yamada Denki Co., Ltd.	2,250	89
Yamaha Corp.	1,900	19
Yamaha Motor Co., Ltd.	700	6
Yamato Holdings Co., Ltd.	6,000	57
Yamazaki Baking Co., Ltd.	1,000	11
Yokogawa Electric Corp.	4,800	19
Jersey, C.I. (0.3%)
Experian Group, Ltd.	7,320	46
United Business Media, Ltd.	4,059	25
WPP PLC	37,856	212
Luxembourg (0.2%)
Arcelormittal	11,907	243
Mauritius (0.1%)
Golden Agri-Resources, Ltd.	511,226	93
Mexico (0.1%)
Desarrolladora Homex SAB de CV ADR ‡	2,100	28
URBI Desarrollos Urbanos SA de CV ‡	11,600	10
Wal-Mart de Mexico SAB de CV -Series V	47,305	110
Netherlands (3.1%)
Akzo Nobel NV	3,688	140
ASML Holding NV	9,837	173
European Aeronautic Defence and Space Co. NV	2,912	34
Fugro NV	1,182	38
Heineken NV	14,633	416
ING Groep NV	14,798	81
James Hardie Industries NV	8,588	25
Koninklijke Ahold NV	20,661	226
Koninklijke DSM NV	2,179	57
Koninklijke KPN NV	33,650	449
Koninklijke Philips Electronics NV	12,568	186
Reed Elsevier NV	9,914	106
SBM Offshore NV	3,009	40
STMicroelectronics NV	13,828	69
TNT NV	11,732	201
Unilever NV	36,295	715
Wolters Kluwer NV	6,413	104
New Zealand (0.0%)
Telecom Corp. of New Zealand, Ltd.	4,768	6
Norway (1.0%)
Aker Kvaerner ASA	3,400	22
DnB NOR ASA	7,801	35
Norsk Hydro ASA	12,940	49
Orkla ASA	9,790	67
Statoilhydro ASA	20,857	365
Telenor ASA	14,855	85
Yara International ASA	15,941	348
Portugal (0.3%)
Brisa -Class V	5,252	36
Energias de Portugal SA	30,394	106
Portugal Telecom SGPS SA	12,897	100
Zon Multimedia	6,105	32
Russian Federation (0.6%)
Gazprom OAO ADR	12,500	185
LUKOIL ADR	2,600	97
MMC Norilsk Nickel ADR	3,800	23
Mobile Telesystems OJSC ADR	1,000	30
Novatek OAO GDR	350	8
Polyus Gold Co. ADR	650	15
Rosneft Oil Co. GDR ‡	8,300	36
Surgutneftegaz ADR	4,000	25
Tatneft GDR	400	18
Unified Energy System OAO GDR ‡	648	65
Vimpel-Communications ADR	2,700	18
Vtb Bank OJSC GDR	7,400	12
Wimm-Bill-Dann Foods OJSC ADR ‡	1,600	51
Singapore (2.0%)
Ascendas REIT ‡	32,000	26
Capitaland, Ltd.	56,000	86
CapitaMall Trust REIT ‡	32,000	28
City Developments, Ltd.	16,000	54
ComfortDelgro Corp., Ltd.	56,000	50
DBS Group Holdings, Ltd.	32,000	178
Fraser and Neave, Ltd.	32,000	53
Jardine Cycle & Carriage, Ltd.	8,000	62
Keppel Corp., Ltd.	40,000	132
Olam International, Ltd.	40,000	39
Oversea-Chinese Banking Corp.	80,000	255
Parkway Holdings, Ltd.	7,000	5
SembCorp Industries, Ltd.	32,000	50
SembCorp Marine, Ltd.	24,000	29
Singapore Airlines, Ltd.	16,003	106
Singapore Exchange, Ltd.	24,000	81
Singapore Press Holdings, Ltd.	40,000	67
Singapore Telecommunications, Ltd.	232,000	386
United Overseas Bank, Ltd.	40,000	256
UOL Group, Ltd.	8,000	10
Wilmar International, Ltd.	24,000	50
Spain (4.6%)
ACS Actividades Co.	2,972	123
Banco Bilbao Vizcaya Argentaria SA	49,203	399
Banco Popular Espanol SA	23,678	150
Banco Santander SA	114,811	792

The notes to the financial statements are an integral part of this report.

5

	Shares	Value
Spain (continued)
Iberdrola SA	38,085	$268
Inditex SA	6,612	258
Indra Sistemas SA	1,654	32
Mapfre SA	7,389	16
Repsol Ypf SA	15,186	262
Telefonica SA	113,220	2,257
Union Fenosa SA	4,161	99
Sweden (2.1%)
Alfa Laval AB	1,200	9
ASSA ABLOY AB -Class B	4,025	38
Atlas Copco AB -Class B	5,700	39
Atlas Copco AB -Class A	20,678	154
Electrolux AB -Series B	2,840	23
Getinge AB -Class B	4,049	39
Hennes & Mauritz AB -Class B	5,059	190
Holmen AB -Class B	850	14
Husqvarna AB -Class B	2,840	11
Investor AB -Class B	7,515	95
Lundin Petroleum AB ‡	8,448	46
Modern Times Group AB -Class B	1,396	24
Nordea Bank AB	24,411	122
Sandvik AB	13,455	77
Skanska AB -Class B	4,648	40
SSAB Svenskt Stal AB -Series A ‡	3,000	26
Svenska Cellulosa AB -Class B	9,300	71
Svenska Handelsbanken AB -Class A	6,891	97
Swedish Match AB	5,766	83
Tele2 AB -Class B	1,950	16
Telefonaktiebolaget LM Ericsson -Class B	80,458	650
TeliaSonera AB	28,704	138
Volvo AB -Class B	13,210	70
Volvo AB -Class A	6,145	33
Switzerland (8.6%)
ABB, Ltd. ‡	25,094	350
Baloise Holding AG	422	27
Ciba Holding AG ‡	1,038	45
Compagnie Financiere Richemont SA	6,911	107
Credit Suisse Group AG	10,777	328
Geberit AG	487	44
Givaudan SA ‡	93	48
Holcim, Ltd.	3,185	113
Julius Baer Holding AG	2,732	67
Logitech International SA ‡	4,869	50
Lonza Group AG	670	66
Nestle SA	88,480	2,990
Nobel Biocare Holding AG	4,555	78
Novartis AG	38,808	1,469
Roche Holding AG	11,675	1,603
Schindler Holding AG	1,166	55
Straumann Holding AG	390	60
Swatch Group AG	1,308	73
Swiss Life Holding AG ‡	361	25
Swiss Reinsurance	5,560	91
Swisscom AG	364	102
Syngenta AG	3,124	628
UBS AG	2,401	23
Zurich Financial Services AG	1,080	170
United Kingdom (21.1%)
3I Group	6,956	27
AMEC PLC	4,719	36
Anglo American PLC	16,983	289
AstraZeneca PLC	36,798	1,304
Aviva PLC	36,438	113
BAE Systems PLC	43,971	210
Balfour Beatty PLC	7,217	34
Barclays Bank PLC	92,295	196
Berkeley Group Holdings PLC ‡	1,109	14
BG Group PLC	56,375	850
BHP Billiton, Ltd.	27,517	543
BP PLC	293,197	1,967
British Airways PLC	8,169	16
British American Tobacco PLC	35,438	819
British Sky Broadcasting Group PLC	31,343	195
BT Group PLC -Class A	167,683	187
Bunzl PLC	5,275	41
Burberry Group PLC	5,703	23
Cadbury PLC	16,462	124
Capital Group PLC	2,000	20
Carnival Corp.	2,309	52
Centrica PLC	56,995	186
Cobham PLC	15,415	38
Compass Group PLC	27,922	128
Daily Mail & General Trust PLC	4,130	14
Diageo PLC	42,229	472
FirstGroup PLC	6,306	24
Friends Provident PLC	30,357	30
GlaxoSmithKline PLC	120,997	1,885
Group 4 Securicor PLC	3,563	9
Hays PLC	4,978	5
Home Retail Group PLC	7,805	25
HSBC Holdings PLC	235,087	1,309
ICAP PLC	1,517	7
IMI PLC	5,778	23
Imperial Tobacco Group PLC	12,173	273
Intercontinental Hotels Group PLC	4,580	35
International Power PLC	6,355	19
Invensys PLC ‡	1,777	4
J Sainsbury PLC	17,056	76
Johnson Matthey PLC	2,820	43
Kingfisher PLC	11,088	24
Ladbrokes PLC	7,527	20
Legal & General Group PLC	93,320	57
Lloyds TSB Group PLC	126,551	128
Logica PLC	19,621	18
London Stock Exchange Group PLC	858	7
Man Group PLC	34,789	108
Marks & Spencer Group PLC	15,040	64
Meggitt PLC	7,991	15
National Grid PLC	72,509	557
Next PLC	2,340	44
Old Mutual PLC	33,631	25
Pearson PLC	12,053	121
Prudential PLC	26,758	130
Reckitt Benckiser Group PLC	24,346	913
Reed Elsevier PLC	16,496	118

The notes to the financial statements are an integral part of this report.

6

	Shares	Value
United Kingdom (continued)
Rexam PLC	8,365	$32
Rio Tinto, Ltd. PLC	12,623	424
Rolls-Royce Group PLC ‡	25,612	108
Royal & Sun Alliance Insurance Group PLC	21,400	40
Royal Bank of Scotland PLC ‡	261,051	92
Royal Dutch Shell PLC -Class B	43,934	956
Royal Dutch Shell PLC -Class A	66,523	1,496
Sabmiller PLC	4,192	62
Sage Group PLC	27,704	67
Schroders PLC	1,912	22
Scottish & Southern Energy PLC	22,767	362
Serco Group PLC	1,448	8
Severn Trent PLC	7,442	106
Smith & Nephew PLC	15,973	99
Smiths Group PLC	4,972	48
Stagecoach Group PLC	4,640	8
Standard Chartered PLC	10,403	129
Standard Life PLC	8,481	20
Tate & Lyle PLC	8,917	33
Tesco PLC	97,818	468
Thomson Reuters PLC	3,577	80
Tomkins PLC	12,882	22
Unilever PLC	22,684	429
United Utilities Group PLC	2,902	20
Vodafone Group PLC	1,109,385	1,935
Whitbread PLC	2,596	29
Wolseley PLC ‡	7,917	26
Xstrata PLC	8,398	56
United States (0.2%)
Synthes, Inc.	1,925	214
Total Common Stocks (cost $137,915)		98,440

RIGHTS (0.0%)
Belgium (0.0%)
Fortis Ə	21,687	♦
Japan (0.0%)
DOWA Holdings Co., Ltd.	10,000	♦
Spain (0.0%)
Mapfre SA	7,389	♦
United Kingdom (0.0%)
Royal Bank of Scotland PLC Ə	111,879	♦
Total Rights (cost $0)		♦

WARRANT (0.0%)
Malaysia (0.0%)
IJM Land BHD
Expiration: 09/11/2013
Exercise Price: $1.35	9,570	♦
Total Warrant (cost $0)		♦

	Principal
REPURCHASE AGREEMENT (1.5%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $1,491 on 04/01/2009 •	$1,491	1,491
Total Repurchase Agreement (cost $1,491)		1,491

Total Investment Securities (cost $140,092) #		$100,201

FUTURES CONTRACTS: ф

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
DJ Euro Stoxx 50 Index	(56)	06/19/2009	$(34)
FTSE 100 Index	7	06/19/2009	12
Hang Seng Index	21	04/29/2009	2
			$(20)

FORWARD FOREIGN CURRENCY CONTRACTS: ≠

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	4,948	04/16/2009	3,310	$124
Euro	4,486	04/16/2009	5,972	(9)
Euro	(308)	04/16/2009	(409)	♦
Hong Kong Dollar	(29,107)	04/16/2009	(3,757)	♦
Japanese Yen	(357,743)	04/16/2009	(3,641)	27
Singapore Dollar	(1,327)	04/16/2009	(865)	(7)
Pound Sterling	(828)	04/16/2009	(1,175)	(14)
				$121

The notes to the financial statements are an integral part of this report.

7

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Pharmaceuticals	9.8%	$9,648
Oil, Gas & Consumable Fuels	9.4	8,861
Commercial Banks	8.1	8,169
Diversified Telecommunication Services	5.2	5,176
Food Products	5.2	5,128
Metals & Mining	4.9	4,860
Electric Utilities	4.4	4,289
Chemicals	3.6	3,772
Automobiles	3.3	3,315
Food & Staples Retailing	2.5	2,529
Wireless Telecommunication Services	2.3	2,334
Real Estate Management & Development	2.3	2,257
Multi-Utilities	2.2	2,223
Machinery	2.1	2,116
Insurance	1.7	1,873
Electronic Equipment & Instruments	1.7	1,745
Media	1.7	1,667
Communications Equipment	1.6	1,638
Beverages	1.5	1,494
Electrical Equipment	1.5	1,492
Software	1.5	1,456
Tobacco	1.4	1,408
Road & Rail	1.3	1,335
Trading Companies & Distributors	1.3	1,327
Household Durables	1.3	1,313
Household Products	1.3	1,270
Industrial Conglomerates	1.2	1,222
Capital Markets	1.0	964
Specialty Retail	0.9	946
Construction & Engineering	0.9	923
Office Electronics	0.9	910
Health Care Equipment & Supplies	0.8	773
Diversified Financial Services	0.7	727
Auto Components	0.7	693
Semiconductors & Semiconductor Equipment	0.6	642
Textiles, Apparel & Luxury Goods	0.6	634
Hotels, Restaurants & Leisure	0.6	630
Building Products	0.5	520
Gas Utilities	0.5	516
Computers & Peripherals	0.4	490
Construction Materials	0.4	476
Aerospace & Defense	0.4	463
Real Estate Investment Trusts	0.4	425
Multiline Retail	0.4	418
Paper & Forest Products	0.4	387
Personal Products	0.4	372
Air Freight & Logistics	0.3	335
IT Services	0.3	306
Commercial Services & Supplies	0.2	299
Energy Equipment & Services	0.2	243
Distributors	0.2	220
Airlines	0.2	207
Leisure Equipment & Products	0.2	202
Health Care Providers & Services	0.2	196
Marine	0.2	187

The notes to the financial statements are an integral part of this report.

8

INVESTMENTS BY INDUSTRY: (continued)	Percentage of Total Investments	Value
Containers & Packaging	0.1%	$136
Water Utilities	0.1	106
Internet Software & Services	0.1	96
Professional Services	0.1	71
Transportation Infrastructure	0.1	67
Life Sciences Tools & Services	0.1	66
Consumer Finance	0.1	51
Biotechnology	0.0	30
Internet & Catalog Retail	0.0	25
Diversified Consumer Services	0.0	22
Independent Power Producers & Energy Traders	0.0	19
Investment Securities, at Value	98.5	98,710
Short-Term Investments	1.5	1,491
Total Investments	100.0%	$100,201

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2009.
‡	Non-income producing security.
♦	Value is less than $1.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $1,523.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.
ф	Cash in the amount of $539 is segregated with the custodian to cover margin requirements for open futures contracts.
≠	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open currency contracts written by the Fund.
Г	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $140,092. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,419 and $43,310, respectively. Net unrealized depreciation for tax purposes is $39,891.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
ICAP

The world’s largest interdealer brokerage, is a wholesale broker of over-the-counter (OTC) derivatives, money markets, and securities, focusing on such markets as foreign exchange, energy, credit, and equities.

OJSC	Open Joint Stock Company
OYJ	Finnish Public Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust (includes domestic REIT’s and Real Estate Investment Companies)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$1,170	$99,031	$—	$100,201	$—	$101	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

9

Transamerica Van Kampen Large Cap Core VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Air Freight & Logistics (2.2%)
CH Robinson Worldwide, Inc.	13,684	$624
Expeditors International of Washington, Inc.	30,672	867
Beverages (1.3%)
Coca-Cola Co.	15,100	664
Dr Pepper Snapple Group, Inc. ‡	13,596	230
Building Products (0.9%)
Martin Marietta Materials, Inc.	8,000	634
Capital Markets (2.0%)
Bank of New York Mellon Corp.	41,124	1,162
Goldman Sachs Group, Inc.	1,800	191
Chemicals (4.4%)
E.I. duPont de Nemours & Co.	18,499	413
Monsanto Co.	30,853	2,564
Commercial Banks (1.2%)
Barclays Bank PLC ADR	2,300	20
PNC Financial Services Group, Inc.	9,040	265
US Bancorp	11,800	172
Wells Fargo & Co.	25,000	356
Communications Equipment (4.5%)
Cisco Systems, Inc. ‡	77,123	1,293
Qualcomm, Inc.	21,937	854
Research In Motion, Ltd. ‡	16,471	709
Telefonaktiebolaget LM Ericsson ADR	22,500	182
Computers & Peripherals (4.9%)
Apple, Inc. ‡	17,890	1,880
Dell, Inc. ‡	61,146	580
Hewlett-Packard Co.	10,500	337
International Business Machines Corp.	5,460	529
Construction Materials (0.5%)
Cemex SAB de CV ADR ‡	49,226	308
Consumer Finance (0.5%)
American Express Co.	24,819	338
Distributors (1.4%)
Li & Fung, Ltd.	414,000	971
Diversified Financial Services (4.9%)
Bank of America Corp.	53,345	364
BM&F Bovespa SA	175,617	532
CME Group, Inc. -Class A	3,137	773
JPMorgan Chase & Co.	30,000	797
Leucadia National Corp. ‡	55,807	831
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	23,200	585
Verizon Communications, Inc.	31,500	951
Electrical Equipment (0.7%)
Emerson Electric Co.	5,800	166
First Solar, Inc. ‡	2,335	310
Electronic Equipment & Instruments (0.1%)
Flextronics International, Ltd. ‡	14,200	41
Energy Equipment & Services (0.5%)
Halliburton Co.	22,900	354
Food & Staples Retailing (2.0%)
CVS Caremark Corp.	14,600	401
Wal-Mart Stores, Inc.	17,700	923
Food Products (3.6%)
Cadbury PLC ADR	29,628	897
Kraft Foods, Inc. -Class A	33,141	739
Sara Lee Corp.	21,900	177
Unilever NV	32,300	633
Health Care Equipment & Supplies (1.4%)
Boston Scientific Corp. ‡	49,000	389
Gen-Probe, Inc. ‡	6,661	304
Intuitive Surgical, Inc. ‡	2,739	261
Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	21,100	664
UnitedHealth Group, Inc.	8,100	170
WellPoint, Inc. ‡	5,000	190
Hotels, Restaurants & Leisure (1.9%)
Starbucks Corp. ‡	71,417	794
Wynn Resorts, Ltd. ‡	24,154	482
Household Products (0.1%)
Kimberly-Clark Corp.	2,200	101
Industrial Conglomerates (0.5%)
General Electric Co.	33,200	336
Insurance (7.1%)
Aflac, Inc.	4,100	79
Berkshire Hathaway, Inc. -Class B ‡	519	1,464
Chubb Corp.	41,780	1,768
Loews Corp.	19,115	422
MetLife, Inc.	13,900	317
Travelers Cos., Inc.	18,600	756
Internet & Catalog Retail (3.9%)
Amazon.com, Inc. ‡	34,031	2,499
Liberty Media Corp. - Interactive -Class A ‡	35,025	102
Internet Software & Services (8.0%)
Baidu, Inc. ADR ‡	3,167	559
eBay, Inc. ‡	98,031	1,232
Google, Inc. -Class A ‡	6,812	2,372
Tencent Holdings, Ltd.	108,200	801
Yahoo, Inc. ‡	25,946	332
IT Services (4.0%)
Computer Sciences Corp. ‡	2,900	107
Mastercard, Inc. -Class A	6,940	1,163
Redecard SA	79,255	958
Visa, Inc. -Class A	7,490	416
Western Union Co.	6,600	83
Life Sciences Tools & Services (1.4%)
Illumina, Inc. ‡	25,678	956
Media (7.2%)
Comcast Corp. -Class A	105,400	1,437
Liberty Media Corp. - Entertainment -Series A ‡	21,940	438
McGraw-Hill Cos., Inc.	7,110	163
News Corp. -Class B	53,900	415
Time Warner Cable, Inc. -Class A	10,935	271
Time Warner, Inc.	43,566	841
Viacom, Inc. -Class B ‡	73,650	1,279
Metals & Mining (0.5%)
Alcoa, Inc.	47,300	347
Multiline Retail (0.8%)
JC Penney Corp., Inc.	11,000	221
Macy’s, Inc.	23,700	211
Target Corp.	3,600	124
Office Electronics (0.0%)
Seagate Technology, Inc. ‡ Ә	36,900	♦

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Oil, Gas & Consumable Fuels (4.8%)
BP PLC ADR	3,900	$156
ConocoPhillips	4,000	157
Southwestern Energy Co. ‡	35,293	1,048
Total SA ADR	5,500	270
Ultra Petroleum Corp. ‡	43,868	1,574
Paper & Forest Products (1.2%)
International Paper Co.	115,203	811
Pharmaceuticals (7.2%)
Abbott Laboratories	5,700	272
Allergan, Inc.	11,505	549
Bristol-Myers Squibb Co.	44,100	968
Eli Lilly & Co.	12,700	424
GlaxoSmithKline PLC ADR	4,800	149
Pfizer, Inc.	49,000	667
Roche Holding AG ADR	6,840	235
Schering-Plough Corp.	39,900	940
Wyeth	13,600	585
Professional Services (0.5%)
Corporate Executive Board Co.	14,502	210
Monster Worldwide, Inc. ‡	18,028	147
Real Estate Management & Development (1.8%)
Brookfield Asset Management, Inc. -Class A	88,171	1,215
Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.	27,800	418
KLA-Tencor Corp.	11,700	234
Software (0.7%)
Microsoft Corp.	12,100	222
VMware, Inc. -Class A ‡	10,463	247
Specialty Retail (0.9%)
Home Depot, Inc.	13,700	323
Lowe’s Cos., Inc.	15,300	279
Tobacco (0.9%)
Altria Group, Inc.	17,000	272
Philip Morris International, Inc.	8,900	317
Wireless Telecommunication Services (1.7%)
America Movil SAB de CV -Series L ADR	23,977	649
China Mobile, Ltd. ADR	10,685	465
Total Common Stocks (cost $95,511)		65,244

	Principal
REPURCHASE AGREEMENT (3.5%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $2,380 on 04/01/2009 •	$2,380	2,380
Total Repurchase Agreement (cost $2,380)		2,380

Total Investment Securities (cost $97,891) #		$67,624

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Ә	Security fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.
♦	Value is less than $1.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $2,429.
#

Aggregate cost for federal income tax purposes is $97,891. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,703 and $33,970, respectively. Net unrealized depreciation for tax purposes is $30,267.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$63,472	$4,152	$—	$67,624

The notes to the financial statements are an integral part of this report.

2

Transamerica Van Kampen Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (0.8%)
Pharmaceuticals (0.8%)
Ironwood Pharmaceuticals, 8.00% ▲ §	198,702	$2,384
Total Preferred Stock (cost $2,384)		2,384

COMMON STOCKS (97.5%)
Air Freight & Logistics (5.4%)
CH Robinson Worldwide, Inc.	147,588	6,731
Expeditors International of Washington, Inc.	306,185	8,662
Building Products (3.2%)
Martin Marietta Materials, Inc.	111,455	8,838
Capital Markets (1.8%)
Calamos Asset Management, Inc. -Class A	282,961	1,361
Greenhill & Co., Inc.	50,023	3,694
Chemicals (2.7%)
Intrepid Potash, Inc. ‡	108,058	1,994
Nalco Holding Co.	362,410	4,737
Rockwood Holdings, Inc. ‡	123,858	983
Commercial Services & Supplies (1.2%)
Covanta Holding Corp. ‡	248,567	3,254
Computers & Peripherals (1.9%)
Teradata Corp. ‡	322,299	5,228
Construction & Engineering (1.4%)
Aecom Technology Corp. ‡	151,721	3,957
Construction Materials (0.6%)
Texas Industries, Inc.	69,759	1,744
Distributors (3.3%)
Li & Fung, Ltd.	3,996,000	9,368
Diversified Consumer Services (3.3%)
New Oriental Education & Technology Group ADR ‡	100,972	5,074
Strayer Education, Inc.	23,688	4,261
Diversified Financial Services (4.6%)
IntercontinentalExchange, Inc. ‡	70,899	5,280
Leucadia National Corp. ‡	424,188	6,316
Moody’s Corp.	58,794	1,348
Energy Equipment & Services (2.3%)
HIS, Inc. -Class A ‡	156,963	6,464
Gas Utilities (1.1%)
Questar Corp.	102,637	3,021
Health Care Equipment & Supplies (4.2%)
Gen-Probe, Inc. ‡	134,878	6,148
Intuitive Surgical, Inc. ‡	22,840	2,178
Mindray Medical International, Ltd. ADR	194,836	3,606
Hotels, Restaurants & Leisure (6.2%)
Ctrip.com International, Ltd. ADR	257,047	7,042
Starbucks Corp. ‡	587,309	6,525
Wynn Resorts, Ltd. ‡	200,228	3,999
Household Durables (2.5%)
Gafisa SA ADR	205,294	2,051
Mohawk Industries, Inc. ‡	58,521	1,748
NVR, Inc. ‡	7,526	3,219
Insurance (1.1%)
Alleghany Corp. ‡	11,543	3,126
Internet & Catalog Retail (2.7%)
priceline.com, Inc. ‡	95,175	7,498
Internet Software & Services (10.7%)
Alibaba.com, Ltd. ‡	3,949,300	3,653
Baidu, Inc. ADR ‡	44,386	7,839
Equinix, Inc. ‡	57,394	3,223
Tencent Holdings, Ltd.	1,639,600	12,132
Yahoo, Inc. ‡	251,029	3,216
IT Services (2.7%)
Redecard SA	632,087	7,643
Life Sciences Tools & Services (7.8%)
Illumina, Inc. ‡	368,771	13,733
Techne Corp.	148,289	8,113
Media (3.1%)
Discovery Communications, Inc. -Series A ‡	155,684	2,494
Discovery Communications, Inc. -Series C ‡	185,966	2,725
Groupe Aeroplan, Inc.	543,818	3,383
Oil, Gas & Consumable Fuels (11.1%)
PetroHawk Energy Corp. ‡	97,851	1,882
Range Resources Corp.	77,869	3,205
Southwestern Energy Co. ‡	427,395	12,689
Ultra Petroleum Corp. ‡	373,685	13,411
Pharmaceuticals (1.5%)
Allergan, Inc.	88,555	4,229
Professional Services (1.5%)
Corporate Executive Board Co.	157,774	2,288
Monster Worldwide, Inc. ‡	222,804	1,816
Real Estate Management & Development (1.7%)
Brookfield Asset Management, Inc. -Class A	350,534	4,830
Software (3.7%)
Autodesk, Inc. ‡	182,000	3,059
Salesforce.com, Inc. ‡	222,530	7,284
Specialty Retail (1.3%)
Abercrombie & Fitch Co. -Class A	152,167	3,622
Textiles, Apparel & Luxury Goods (0.5%)
Lululemon Athletica, Inc. ‡	161,077	1,395
Transportation Infrastructure (1.0%)
Grupo Aeroportuario del Pacifico SAB de CV ADR	152,109	2,776
Wireless Telecommunication Services (1.4%)
Millicom International Cellular SA	36,332	1,346
NII Holdings, Inc. ‡	164,015	2,460
Total Common Stocks (cost $445,864)		273,901

	Principal
REPURCHASE AGREEMENT (1.6%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $4,453 on 04/01/2009 •	$4,453	4,453
Total Repurchase Agreement (cost $4,453)		4,453

Total Investment Securities (cost $452,701) #		$280,738

The notes to the financial statements are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2009.
§	Illiquid. These securities aggregated to $2,384, or 0.85% of the Fund’s net assets.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $4,544.
#

Aggregate cost for federal income tax purposes is $452,701. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,965 and $187,928, respectively. Net unrealized depreciation for tax purposes is $171,963.

DEFINITION:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$248,748	$29,606	$2,384	$280,738

The notes to the financial statements are an integral part of this report.

2

Notes to Schedules of Investments

At March 31, 2009

(unaudited)

Security valuations: The Transamerica Series Trust Funds (the “Funds”) value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market value.

Foreign securities generally are valued based on quotations from the primary market in which they are traded.  Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Funds’ net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Funds may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee, under the supervision of the Funds’ Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee, under the supervision of the Funds’ Board of Trustees.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of March 31, 2009, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund’s Schedule of Investments.

Temporary Guarantee Program: The Transamerica Money Market has enrolled in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Program”) through September 18, 2009. Under the Program, the U.S. Treasury guarantees the $1.00 dollar per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

The guarantee will be triggered if the market-based net asset value of the Fund is less than $0.995, unless promptly cured (a “Guarantee Event”). If a Guarantee Event were to occur, the Fund would be required to liquidate. Upon liquidation and subject to the availability of funds under the Program, eligible shareholders would be entitled to receive payments equal to $1.00 per “covered share.” The number of “covered shares” held by a shareholder would be equal to the lesser of (1) the number of shares owned by that shareholder on September 19, 2008 or (2) the number of shares owned by that shareholder on the date upon which the Guarantee Event occurs.

The initial period of the Program covered a three month period from September 19, 2008 to December 18, 2008. There was a second extension period from December 19, 2008 through April 30, 2009, subsequently followed by an extension period of May 1, 2009 through September 19, 2009 (the “Program Extension Periods”). Participation in any extension of the Program requires payment of an additional fee in any extension of the Program. The Transamerica Money Market has paid to the Treasury a fee of 0.01% of its net assets as of September 19, 2008 to participate in the initial three month period of the Program and a fee of 0.015% of its net assets as of September 19, 2008 to participate in both of the Program Extension Periods. These expenses are borne by the Fund without regard to any expense limitation agreement in effect.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investments were acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

1

Notes to Schedules of Investments (continued)

At March 31, 2009

(unaudited)

Forward foreign currency contracts: The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward currency contracts at March 31, 2009 are listed in the Schedules of Investments.

Futures contracts: The Funds may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

Loan participations/assignments: The Funds may purchase participations/ assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/ assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries. The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Option contracts: The Funds may enter into option contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. Options are marked-to-market daily to reflect the current value of the option written.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs.  These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Repurchase agreements:  The Funds are authorized to enter into repurchase agreements.  The Funds, through their custodian, State Street Bank & Trust Company (“State Street”), receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Funds may lend securities to qualified borrowers, with State Street acting as the Funds’ lending agent. The Funds earn negotiated lenders’ fees. The Funds receive cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Prime Portfolio.  The Funds monitor the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Short sales: The Funds may from time to time sell securities short.  In the event that the sub-advisers anticipate that the price of securities will decline, they may sell the securities short and borrow the same securities from a broker or other institution to complete the sale. The Funds will incur a profit or a loss, depending upon whether the market price of the securities decreases or increases between the date of the short sale and the date on which the Funds must replace the borrowed securities. All short sales will be fully collateralized.  Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short. Dividends paid by the issuers of the securities sold short are paid by the Funds to the lenders, recorded on the ex-date of the dividends and recorded as expenses.

Swap agreements: The Funds may enter into swap agreements to manage their exposure to interest rates and credit risk. Interest rate swap agreements are between two counterparties where one stream of future interest payments is exchanged for another based on a notional amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The portfolios may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the portfolios owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

2

Notes to Schedules of Investments (continued)

At March 31, 2009

(unaudited)

Entering into these agreements involves elements of credit, market, and documentation risks. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Swaps are marked-to-market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss.

Credit default swap agreements: Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index. If the  Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs.

If a credit event has occurred, the recovery value is determined by facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuations method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.

The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

3

Notes to Schedules of Investments (continued)

At March 31, 2009

(unaudited)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2009 for which the Fund is the seller of protection are disclosed in the footnotes to the Schedule of Investments.

These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”) The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.

The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments.

Interest rate swap agreements: Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements: The Fund may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Swaptions contracts: The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a variable rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in written options.

Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is treated as a realized gain or loss.

4

Notes to Schedules of Investments (continued)

At March 31, 2009

(unaudited)

TBA purchase commitments: The Fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury Inflation-Protected Securities (“TIPS”): The Funds may invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

5

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date:	May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	May 27, 2009

By:	/s/ Joseph P. Carusone
Principal Financial Officer
Date:	May 27, 2009